UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3178
RiverSource Bond Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)            (Zip code)
Scott R. Plummer – 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia
Floating Rate Fund

Semiannual Report for the Period Ended
January 31, 2011

Columbia Floating Rate Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	7

Portfolio of Investments	10

Statement of Assets and Liabilities	31

Statement of Operations	33

Statements of Changes in Net Assets	35

Financial Highlights	37

Notes to Financial Statements	46

Proxy Voting	61

Approval of Investment Management Services Agreement	61

Results of Meeting of Shareholders	62

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Floating Rate Fund (the Fund) Class A shares gained 8.44% (excluding sales charge) for the six months ended January 31, 2011.

>	The Fund outperformed its benchmark, the unmanaged Credit Suisse Leveraged Loan Index, which rose 7.07% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	6 months*	1 year	3 years	2/16/06
Columbia Floating Rate Fund Class A (excluding sales charge)	+8.44%	+10.97%	+4.92%	+3.86%

Credit Suisse Leveraged Loan Index(1) (unmanaged)	+7.07%	+10.14%	+6.10%	+4.73%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)	The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	inception
Class A (inception 2/16/06)	+8.44%	+10.97%	+4.92%	+3.86%

Class B (inception 2/16/06)	+8.15%	+10.25%	+4.17%	+3.10%

Class C (inception 2/16/06)	+8.03%	+10.14%	+4.13%	+3.08%

Class I (inception 2/16/06)	+8.62%	+11.47%	+5.26%	+4.19%

Class R (inception 9/27/10)	N/A	N/A	N/A	+6.41%*

Class R4 (inception 2/16/06)	+8.56%	+11.11%	+5.11%	+4.08%

Class R5 (inception 8/1/08)	+8.58%	+11.40%	N/A	+6.24%

Class W (inception 12/1/06)	+8.55%	+11.02%	+4.81%	+3.16%

Class Z (inception 9/27/10)	N/A	N/A	N/A	+6.59%*

With sales charge
Class A (inception 2/16/06)	+5.19%	+7.64%	+3.86%	+3.23%

Class B (inception 2/16/06)	+3.15%	+5.25%	+3.25%	+2.78%

Class C (inception 2/16/06)	+7.03%	+9.14%	+4.13%	+3.08%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 3.00% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R4, Class R5, Class W, and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

PORTFOLIO STATISTICS

Weighted average life(1)	3.4 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

4  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

ASSET ALLOCATION & SECTOR BREAKDOWN(1) (at January 31, 2011)

Senior Loans	71.6%

Consumer Discretionary	21.1

Consumer Staples	6.5

Energy	1.7

Financials	2.6

Health Care	7.0

Industrials	5.5

Materials	9.4

Telecommunication	13.7

Utilities	4.1

Corporate Bonds & Notes	8.9

Consumer Discretionary	1.9

Consumer Staples	1.2

Energy	0.4

Health Care	0.2

Industrials	0.3

Materials	1.7

Telecommunication	2.9

Utilities	0.3

Common Stocks	2.3

Consumer Discretionary	0.5

Financials	0.0	*

Industrials	0.0	*

Information Technology	0.2

Materials	1.5

Telecommunication Services	0.1

Other(2)	17.2

*	Rounds to less than 0.1%.
(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments. The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

QUALITY BREAKDOWN(1) (at January 31, 2011)

BBB rating	0.3%

BB rating	19.7

B rating	63.3

CCC rating	14.6

C rating	1.4

Non-rated	0.7

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

6  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until January 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example (continued)

	Beginning account	Ending	Expenses
	value(a)	account value	paid during		Annualized
	August 1, 2010	January 31, 2011	the period(b)		expense ratio
Class A

Actual(c)	$1,000	$1,084.40	$5.70		1.08%

Hypothetical (5% return before expenses)	$1,000	$1,019.87	$5.53		1.08%

Class B

Actual(c)	$1,000	$1,081.50	$9.65		1.83%

Hypothetical (5% return before expenses)	$1,000	$1,016.07	$9.35		1.83%

Class C

Actual(c)	$1,000	$1,080.30	$9.65		1.83%

Hypothetical (5% return before expenses)	$1,000	$1,016.07	$9.35		1.83%

Class I

Actual(c)	$1,000	$1,086.20	$3.91		.74%

Hypothetical (5% return before expenses)	$1,000	$1,021.59	$3.79		.74%

Class R

Actual(d)	$1,000	$1,064.10	$4.60		1.29%

Hypothetical (5% return before expenses)	$1,000	$1,018.80	$6.60		1.29%

Class R4

Actual(c)	$1,000	$1,085.60	$5.50		1.04%

Hypothetical (5% return before expenses)	$1,000	$1,020.07	$5.32		1.04%

Class R5

Actual(c)	$1,000	$1,085.80	$4.18		.79%

Hypothetical (5% return before expenses)	$1,000	$1,021.34	$4.05		.79%

Class W

Actual(c)	$1,000	$1,085.50	$5.81	(e)	1.10%

Hypothetical (5% return before expenses)	$1,000	$1,019.77	$5.63	(e)	1.10%

8  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Beginning account	Ending	Expenses
	value(a)	account value	paid during	Annualized
	August 1, 2010	January 31, 2011	the period(b)	expense ratio
Class Z

Actual(d)	$1,000	$1,065.90	$2.82	.79%

Hypothetical (5% return before expenses)	$1,000	$1,021.34	$4.05	.79%

(a)	The beginning account values for Class R and Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R and Class Z are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended January 31, 2011: +8.44% for Class A, +8.15% for Class B, +8.03% for Class C, +8.62% for Class I, +8.56% for Class R4, +8.58% for Class R5, and +8.55% for Class W.
(d)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011: +6.41 for Class R and +6.59% for Class Z.
(e)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.08% for Class W. Any amounts waived will not be reimbursed by the Fund. This change was effective October 1, 2010. Had this change been in place for the entire six month period ended January 31, 2011, the actual expenses paid would have been $5.71 for Class W and the hypothetical expenses paid would have been $5.53 for Class W.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments
Columbia Floating Rate Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (74.7%)(a)

Aerospace & Defense (1.2%)
Spirit Aerosystems, Inc. Tranche B2 Term Loan (b)
09/30/16	3.553%	$966,506	$976,780
TASC, Inc. Tranche B Term Loan (b)
12/18/15	5.750%	2,189,459	2,200,406
TransDigm, Inc. Term Loan (b)
12/06/16	5.000%	1,700,000	1,725,891
Triumph Group, Inc. Term Loan (b)
06/16/16	4.500%	472,625	475,286
Wesco Aircraft Hardware Corp. (b) 1st Lien Term Loan
09/30/13	2.510%	690,621	689,930
2nd Lien Term Loan
03/28/14	6.010%	946,000	944,420

Total			7,012,713

Airlines (1.2%)
Delta Air Lines, Inc. (b) 2nd Lien Term Loan
04/30/14	3.511%	1,016,909	1,001,656
Term Loan
09/27/13	8.750%	1,483,731	1,489,295
U.S. Airways Group, Inc. Term Loan (b)
03/21/14	2.760%	2,052,000	1,905,467
United Airlines, Inc. Tranche B Term Loan (b)
02/01/14	2.313%	2,811,634	2,779,553

Total			7,175,971

Automotive (2.7%)
Allison Transmission, Inc. Term Loan (b)
08/07/14	3.022%	964,704	962,698
Autotrader.com, Inc. Tranche B Term Loan (b)
12/15/16	4.750%	1,400,000	1,415,750
Delphi Holdings LLP (b) Tranche A2 Term Loan
04/06/11	0.000%	1,554	1,491
Tranche B1A Term Loan
12/31/11	0.000%	15,733	15,104
Ford Motor Co. Tranche B1 Term Loan (b)
12/15/13	3.020%	4,080,607	4,086,483
Goodyear Engineered Product (b) Delayed Draw Term Loan
07/31/14	2.760%	145,500	135,751
Term Loan
07/31/14	2.760%	1,015,875	947,811
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (b)
04/30/14	1.960%	4,220,000	4,175,184
Motorsports Aftermarket Tranche B Term Loan (b)
11/29/13	7.750%	1,195,660	1,105,986
Plastech Engineered Products 1st Lien Term Loan (b)(c)
02/13/13	5.000%	237,286	35,593
Tenneco, Inc. Tranche B Term Loan (b)
06/03/16	5.053%	447,750	452,926
UCI International, Inc. Term Loan (b)(d)(e)
TBD	TBD	2,300,000	2,334,500

Total			15,669,277

Brokerage (0.2%)
Nuveen Investments, Inc. (b) 1st Lien Term Loan
11/13/14	3.304%	461,160	450,337
05/13/17	5.802%	538,840	542,655

Total			992,992

Building Materials (1.3%)
Armstrong World Industries, Inc. Tranche B Term Loan (b)
05/23/17	5.000%	1,525,000	1,544,535

See accompanying Notes to Financial Statements.

10  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Building Materials (cont.)
Custom Building Products, Inc. Term Loan (b)
03/19/15	5.750%	$654,152	$659,876
Goodman Global, Inc. (b) 1st Lien Term Loan
10/28/16	5.750%	2,593,500	2,613,600
2nd Lien Term Loan
10/30/17	9.000%	850,000	880,175
Hillman Group, Inc. (The) Term Loan (b)
05/31/16	5.500%	796,000	798,738
Springs Window Fashions LLC Tranche B Term Loan (b)
12/31/12	3.063%	966,556	939,976

Total			7,436,900

Chemicals (4.8%)
Brenntag Holding Gmbh & Co. KG (b) 2nd Lien Term Loan
07/17/15	6.453%	875,000	881,562
Tranche 1 Term Loan
01/20/14	3.771%	143,227	143,406
Tranche B2 Term Loan
01/20/14	3.769%	971,690	975,946
Celanese U.S. Holdings LLC (b) Term Loan
04/02/14	1.761%	2,997,874	2,997,874
Tranche C Term Loan
10/31/16	3.303%	693,315	701,982
Hexion Specialty Chemicals, Inc. (b) Tranche C1B Term Loan
05/05/15	4.063%	1,770,406	1,774,832
Tranche C2B Term Loan
05/05/15	4.063%	781,528	783,482
Huntsman International LLC (b) Tranche B Term Loan
04/19/14	1.798%	376,714	375,068
Tranche C Term Loan
06/30/16	2.525%	1,559,422	1,563,320
ISP Chemco LLC Term Loan (b)
06/04/14	1.813%	1,537,188	1,531,424
Ineos U.S. Finance LLC Tranche A2 Term Loan (b)
12/17/12	7.001%	115,739	119,309
Millenium Chemicals (b) 1st Lien Term Loan
05/15/14	2.553%	1,145,497	1,140,847
2nd Lien Term Loan
11/15/14	6.053%	1,100,000	1,094,500
Nalco Co. (b) Tranche B1 Term Loan
10/05/17	4.500%	1,695,750	1,720,474
Tranche C1 Term Loan
05/13/16	2.030%	149,625	150,373
PQ Corp. 1st Lien Term Loan (b)
07/30/14	3.541%	2,921,101	2,876,058
Sabic Innovative Plastics Holding U.S. LP Tranche B Term Loan (b)
08/29/14	2.760%	1,359,901	1,359,901
Solutia, Inc. Term Loan (b)
03/17/17	4.500%	2,112,132	2,134,141
Styron SARL Term Loan (b)
06/17/16	7.500%	2,001,836	2,024,356
Univar, Inc. (b) Tranche B Term Loan
11/30/16	6.250%	1,939,190	1,957,612
Univar, Inc. (b)(d)(e) Tranche B Term Loan
TBD	TBD	2,000,000	2,019,000

Total			28,325,467

Construction Machinery (0.3%)
Manitowoc Co., Inc. (The) Tranche A Term Loan (b)
11/06/13	5.313%	962,860	965,565
NACCO Materials Handling Group, Inc. Term Loan (b)
03/21/13	2.086%	955,000	926,350

Total			1,891,915

Consumer Cyclical Services (2.9%)
Live Nation Entertainment, Inc. Tranche B Term Loan (b)
11/07/16	4.500%	2,040,859	2,052,757
Sabre, Inc. (b) Term Loan
09/30/14	2.276%	2,917,551	2,719,887

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Consumer Cyclical Services (cont.)
Sabre, Inc. (b)(d)(e) Term Loan
TBD	TBD	$8,325,000	$7,760,981
ServiceMaster Co. (The) (b) Delayed Draw Term Loan
07/24/14	2.760%	133,429	131,456
Letter of Credit
07/24/14	2.778%	2,075,000	1,992,000
Term Loan
07/24/14	2.771%	1,339,853	1,320,037
West Corp. (b) Tranche B2 Term Loan
10/24/13	2.737%	83,404	83,457
Tranche B4 Term Loan
07/15/16	4.590%	581,666	587,377
Tranche B5 Term Loan
07/15/16	4.612%	204,372	206,379

Total			16,854,331

Consumer Products (1.9%)
Affinion Group, Inc. Tranche B Term Loan (b)
10/09/16	5.000%	988,125	992,858
Amscan Holdings, Inc. Term Loan (b)
12/02/17	6.750%	2,693,250	2,734,214
Fender Musical Instruments Corp. (b) Delayed Draw Term Loan
06/09/14	2.540%	702,613	665,725
Term Loan
06/09/14	2.510%	1,390,797	1,338,643
Jarden Corp. (b) Tranche B1 Term Loan
01/24/12	2.053%	2,318	2,321
Tranche B4 Term Loan
01/26/15	3.553%	1,518,755	1,531,330
NBTY, Inc. Tranche B Term Loan (b)
10/01/17	6.250%	1,300,000	1,317,329
Prestige Brands, Inc. Term Loan (b)
03/24/16	4.750%	746,583	750,787
Visant Corp. Tranche B Term Loan (b)
12/22/16	7.000%	748,125	758,599
Weight Watchers International, Inc. (b) Tranche B Term Loan
01/26/14	1.813%	331,759	330,694
Tranche D Term Loan
06/30/16	2.563%	736,072	738,832

Total			11,161,332

Diversified Manufacturing (1.5%)
Contech Construction Products, Inc. Term Loan (b)
01/31/13	5.250%	2,087,333	1,819,466
GPX International Tire Corp. (b)(c)(f)(h) Tranche B Term Loan
03/30/12	12.000%	274,379	—
GPX International Tire Corp. (b)(f)(h) PIK Term Loan
03/30/12	14.000%	4,480	—
Generac Acquisition Corp. 1st Lien Term Loan (b)
11/10/13	2.796%	629,405	628,486
IMG Worldwide, Inc. Tranche B Term Loan (b)
06/15/15	7.250%	1,542,252	1,542,252
N.E.W. Holdings I LLC Term Loan (b)
03/23/16	6.000%	2,713,571	2,722,607
Pinafore LLC/Inc. Tranche B Term Loan (b)
09/29/16	6.250%	542,642	550,309
WireCo WorldGroup, Inc. Term Loan (b)
02/10/14	5.250%	1,541,371	1,538,489

Total			8,801,609

Electric (3.7%)
Coleto Creek Power LP (b) 1st Lien Synthestic Letter of Credit
06/28/13	3.053%	1,000,000	967,500
2nd Lien Term Loan
06/28/13	4.260%	1,673,607	1,451,018
Covanta Energy Corp. (b) Letter of Credit
02/10/14	1.703%	348,453	346,275
Term Loan
02/10/14	1.813%	681,252	676,994
Dynegy Holdings, Inc. Letter of Credit (b)
04/02/13	4.010%	1,163,993	1,157,882

See accompanying Notes to Financial Statements.

12  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Electric (cont.)
Energy Future Holdings (b) Tranche B2 Term Loan
TBD	TBD	$5,103,969	$4,199,291
Energy Future Holdings (b)(d)(e) Tranche B2 Term Loan
10/10/14	3.786%	4,775,000	3,928,631
FirstLight Power Resources, Inc. (b) 2nd Lien Term Loan
05/01/14	4.813%	1,396,000	1,307,591
Synthetic Letter of Credit
11/01/13	2.813%	17,967	17,698
Tranche B 1st Lien Term Loan
11/01/13	2.813%	883,620	870,366
GenOn Energy, Inc./Americas, Inc. Term Loan (b)
09/20/17	6.000%	872,812	885,433
Great Point Power LLC Term Loan (b)
03/10/17	5.500%	811,688	813,717
NRG Energy, Inc. (b) Credit Linked Deposit
02/01/13	2.053%	467	467
08/31/15	3.553%	1,219,900	1,227,964
New Development Holdings LLC Term Loan (b)
07/03/17	7.000%	789,832	797,303
TPF Generation Holdings LLC (b) 1st Lien Synthetic Letter of Credit
12/15/13	2.303%	226,678	227,031
1st Lien Term Loan
12/15/13	2.303%	518,705	519,515
2nd Lien Term Loan
12/15/14	4.553%	2,525,000	2,384,559
Synthetic Revolving Term Loan
12/15/11	2.303%	70,175	70,284

Total			21,849,519

Entertainment (3.7%)
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (b)
04/22/16	6.750%	1,940,250	1,926,513
AMC Entertainment, Inc. Tranche B2 Term Loan (b)
12/15/16	3.510%	992,167	998,368
Carmike Cinemas, Inc. Term Loan (b)
01/27/16	5.500%	1,702,566	1,722,435
Cedar Fair LP Term Loan (b)
12/15/16	5.500%	1,280,154	1,296,156
Cinemark USA, Inc. Term Loan (b)
04/30/16	3.532%	1,565,008	1,576,730
HIT Entertainment, Inc. 2nd Lien Term Loan (b)
02/26/13	5.790%	9,167,017	8,170,104
National CineMedia LLC Term Loan (b)
02/13/15	2.060%	875,000	869,899
Regal Cinemas Corp. Term Loan (b)
11/19/16	3.803%	623,258	627,639
Six Flags Theme Parks, Inc. Tranche B Term Loan (b)
06/30/16	5.500%	1,274,026	1,292,346
Sunshine Acquisition Ltd. Term Loan (b)
06/01/12	5.536%	2,545,803	2,508,075
Universal City Development Partners Ltd. Term Loan (b)
11/06/14	5.500%	940,500	952,548

Total			21,940,813

Environmental (0.3%)
Synagro Technologies, Inc. 1st Lien Term Loan (b)
04/02/14	2.270%	2,232,281	2,069,057

Food and Beverage (4.2%)
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (b)
12/17/17	5.250%	700,000	702,870
Aramark Corp. (b) 1st Letter of Credit
01/26/14	2.138%	66,004	66,079
2nd Letter of Credit
07/26/16	3.513%	118,894	119,672
Term Loan
01/26/14	2.178%	819,333	820,259
Tranche B Term Loan
07/26/16	3.553%	1,807,869	1,819,692
Constellation Brands, Inc. (b) Tranche B Term Loan
06/05/13	1.813%	773,694	772,727
06/05/15	3.063%	381,687	383,595

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Food and Beverage (cont.)
Dean Foods Co. Tranche A Term Loan (b)
04/02/14	3.260%	$1,517,131	$1,506,389
Dole Food Co., Inc. (b) Tranche B1 Term Loan
03/02/17	5.059%	1,081,841	1,092,832
Tranche C1 Term Loan
03/02/17	5.039%	2,687,021	2,714,322
Earthbound Holdings III LLC Term Loan (b)
12/21/16	6.750%	3,525,000	3,577,875
Green Mountain Coffee Roasters, Inc. Tranche B Term Loan (b)
12/16/16	5.500%	2,925,000	2,940,854
Michael Foods, Inc. Tranche B Term Loan (b)
06/29/16	6.250%	1,157,962	1,177,022
Pierre Foods, Inc. 1st Lien Term Loan (b)
09/30/16	7.000%	3,320,438	3,357,792
Pinnacle Foods Finance LLC Term Loan (b)
04/02/14	2.761%	952,070	950,090
WM. Bolthouse Farms, Inc. (b) 1st Lien Term Loan
02/11/16	5.502%	1,689,268	1,710,384
2nd Lien Term Loan
08/11/16	9.500%	1,000,000	1,017,500

Total			24,729,954

Gaming (3.9%)
Caesars Entertainment Operating Co., Inc. Tranche B1 Term Loan (b)
01/28/15	3.303%	1,000,000	927,500
Cannery Casino Resorts LLC (b) 1st Lien Delayed Draw Term Loan
05/18/13	4.511%	395,535	381,197
1st Lien Term Loan
05/17/13	4.511%	478,310	460,972
2nd Lien Term Loan
05/18/14	4.511%	1,250,000	1,125,000
Golden Nugget, Inc. 2nd Lien Term Loan (b)
12/31/14	3.510%	2,025,000	1,227,656
Green Valley Ranch Gaming LLC (b) 1st Lien Term Loan
02/16/14	1.375%	795,716	676,024
2nd Lien Term Loan
08/16/14	2.625%	1,400,000	24,892
Greenwood Racing, Inc. Term Loan (b)
11/28/11	2.510%	1,529,736	1,514,439
Harrahs Operating Co., Inc. (b) Tranche B4 Term Loan
10/31/16	9.500%	2,002,269	2,122,966
Harrahs Operating Co., Inc. (b)(d)(e) Tranche B2 Term Loan
TBD	TBD	3,000,000	2,782,500
Isle Of Capri Casinos, Inc. Term Loan (b)
11/25/13	5.000%	2,097,826	2,097,532
Isle of Capri Casinos, Inc. (b) Tranche A Delayed Draw Term Loan
11/25/13	5.000%	738,044	737,940
Tranche B Delayed Draw Term Loan
11/25/13	5.000%	839,130	839,013
Las Vegas Sands LLC (b) Delayed Draw Term Loan
11/23/16	3.010%	194,747	193,746
Tranche B Term Loan
11/23/16	3.040%	496,986	494,431
Las Vegas Sands LLC (b)(d)(e) Delayed Draw Term Loan
TBD	TBD	535,522	532,769
Tranche B Term Loan
TBD	TBD	2,664,479	2,650,783
Penn National Gaming, Inc. Tranche B Term Loan (b)
10/03/12	2.030%	2,912,914	2,912,506
VML U.S. Finance LLC Tranche B Term Loan (b)
05/27/13	4.800%	1,030,409	1,034,923

Total			22,736,789

Gas Pipelines (0.3%)
Calumet Lubricants Co. LP (b) Letter of Credit
01/03/15	4.153%	195,402	192,288
Term Loan
01/03/15	4.286%	1,435,758	1,412,872

Total			1,605,160

See accompanying Notes to Financial Statements.

14  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)
Health Care (6.9%)
AMN Healthcare, Inc. (b) 2nd Lien Term Loan
09/01/16	11.750%	$900,000	$873,000
Tranche B Term Loan
06/23/15	7.250%	689,203	684,468
Ardent Medical Services, Inc. Term Loan (b)
09/15/15	6.500%	1,811,313	1,824,897
Biomet, Inc. Term Loan (b)
03/25/15	3.293%	727,334	728,585
Caris Diagnostics, Inc. Term Loan (b)
01/29/16	7.250%	868,926	860,236
Community Health Systems, Inc. (b) Delayed Draw Term Loan
07/25/14	2.544%	157,212	156,780
Term Loan
07/25/14	2.544%	3,054,638	3,046,238
01/25/17	3.794%	831,084	836,470
ConvaTec, Inc. Term Loan (b)
12/22/16	5.750%	2,825,000	2,862,431
DJO Finance LLC Term Loan (b)
05/20/14	3.260%	809,945	802,283
DaVita, Inc. Tranche B Term Loan (b)
10/20/16	4.500%	1,900,000	1,924,149
Emdeon Business Services LLC (b) 1st Lien Term Loan
11/16/13	2.260%	1,683,034	1,673,576
2nd Lien Term Loan
05/16/14	5.260%	975,000	973,177
HCA, Inc. (b) Tranche A1 Term Loan
11/16/12	1.553%	1,750,000	1,741,250
Tranche B1 Term Loan
11/18/13	2.553%	1,798,659	1,795,602
HCA, Inc. (b)(d)(e) Tranche B1 Term Loan
TBD	TBD	2,000,000	1,996,600
Health Management Associates, Inc. Tranche B Term Loan (b)
02/28/14	2.053%	1,754,490	1,747,700
Iasis Healthcare LLC (b) Delayed Draw Term Loan
03/14/14	2.260%	374,122	371,900
Synthetic Letter of Credit
03/14/14	2.260%	95,998	95,428
Term Loan
03/14/14	2.260%	1,081,189	1,074,767
Inverness Medical (b) 1st Lien Term Loan
06/26/14	2.260%	2,247,926	2,246,060
2nd Lien Term Loan
06/26/15	4.510%	1,000,000	998,750
MedAssets, Inc. Term Loan (b)
11/16/16	5.250%	2,775,000	2,806,219
National Mentor Holdings, Inc. (b) Letter of Credit
06/29/13	2.257%	423,443	420,618
Tranche B Term Loan
06/29/13	4.250%	1,485,023	1,475,118
Onex Caresteam Finance LP (b) 1st Lien Term Loan
04/30/13	2.260%	1,897,831	1,888,930
2nd Lien Term Loan
10/30/13	5.510%	1,000,000	992,500
Res-Care, Inc. Tranche B Term Loan (b)
12/22/16	7.250%	950,000	931,000
Select Medical Corp. (b) Tranche B Term Loan
02/24/12	2.286%	863,181	861,566
Tranche B1 Term Loan
08/22/14	4.046%	847,848	853,147
Skilled Healthcare Group, Inc. Term Loan (b)
04/09/16	5.250%	570,688	570,448
Vanguard Health Holding Co. II LLC Term Loan (b)
01/29/16	5.000%	545,885	550,209

Total			40,664,102

Home Construction (—%)
Las Vegas Land Holdings LLC Term Loan (b)
03/31/16	5.303%	58,080	45,012

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)
Independent Energy (0.7%)
Venoco, Inc. 2nd Lien Term Loan (b)
05/07/14	4.313%	$4,076,960	$4,041,287

Life Insurance (0.5%)
CNO Financial Group, Inc. Term Loan (b)
09/30/16	7.500%	2,800,000	2,823,632

Media Cable (3.0%)
Bresnan Broadband Holdings LLC Tranche B Term Loan (b)
12/14/17	4.500%	875,000	883,024
Cequel Communications LLC Term Loan (b)
11/05/13	2.261%	1,492,920	1,490,875
Charter Communications Operating LLC (b) Tranche B1 Term Loan
03/06/14	2.260%	251,571	251,397
Tranche C Term Loan
09/06/16	3.560%	2,057,758	2,063,931
Charter Communications Operating LLC (b)(d)(e) Tranche B1 Term Loan
TBD	TBD	314,144	313,928
Insight Midwest Holdings LLC Tranche B Term Loan (b)
04/07/14	2.024%	1,053,684	1,047,762
Mediacom Communications Corp. (b) Tranche D1 Term Loan
01/31/15	2.010%	467,692	459,119
Tranche F Term Loan
10/23/17	4.500%	2,765,000	2,767,765
Mediacom Illinois LLC Tranche D Term Loan (b)
03/31/17	5.500%	2,197,188	2,203,779
Quebecor Media Tranche B Term Loan (b)
01/17/13	2.303%	883,888	882,235
UPC Financing Partnership Tranche T Term Loan (b)
12/30/16	3.760%	2,026,712	2,030,766
WideOpenWest Finance LLC (b) 1st Lien Term Loan
06/30/14	2.761%	2,000,000	1,878,340
Tranche A Term Loan
06/30/14	6.760%	1,259,122	1,246,531

Total			17,519,452

Media Non-Cable (8.3%)
Advanstar Communications, Inc. 1st Lien Term Loan (b)
06/02/14	2.560%	935,609	799,441
CMP Susquehanna Corp. Term Loan (b)
05/05/13	2.313%	2,049,782	1,976,769
Cengage Learning Acquisitions, Inc. Term Loan (b)
07/03/14	2.550%	2,239,448	2,200,482
Clear Channel Communications, Inc. (b) Tranche A Term Loan
07/30/14	3.660%	2,000,000	1,915,500
Tranche B Term Loan
01/29/16	3.910%	6,593,494	5,927,551
Cumulus Media, Inc. Term Loan (b)
06/11/14	4.010%	1,290,536	1,244,902
Education Media Tranche A Term Loan (b)
06/12/14	5.761%	498,372	463,073
Emmis Operating Co. Tranche B Term Loan (b)
11/01/13	4.303%	964,498	891,756
F & W Media, Inc. Term Loan (b)
06/09/14	7.750%	1,017,333	869,820
GateHouse Media Operating, Inc. (b) Delayed Draw Term Loan
08/28/14	2.260%	664,361	316,953
Term Loan
08/28/14	2.260%	1,780,487	849,435
08/28/14	2.510%	1,970,846	940,251
Getty Images, Inc. Term Loan (b)
11/07/16	5.250%	748,125	757,791
Gray Television, Inc Tranche B Term Loan (b)
12/31/14	4.520%	3,179,073	3,145,025
Intelsat Jackson Holdings SA (b) Term Loan
02/01/14	2.803%	3,225,000	3,055,687
02/01/14	3.303%	1,570,408	1,515,444
Lodgenet Entertainment Corp. Term Loan (b)
04/04/14	2.310%	474,478	441,065

See accompanying Notes to Financial Statements.

16  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Media Non-Cable (cont.)
MediaNews Group, Inc. Term Loan (b)
03/19/14	8.500%	$129,329	$128,359
Newsday LLC Term Loan (b)
08/01/13	6.553%	1,450,000	1,473,562
Nielsen Finance LLC Tranche B Term Loan (b)
05/01/16	4.011%	1,292,595	1,302,290
Penton Media, Inc. 1st Lien Term Loan (b)
08/01/14	5.000%	532,585	432,395
Postmedia Network, Inc. Term Loan (b)
07/13/16	9.000%	1,011,785	1,028,045
Quad/Graphics, Inc. Term Loan (b)
07/02/16	5.500%	970,125	969,213
R.H. Donnelly, Inc. Term Loan (b)
10/24/14	9.000%	488,334	388,924
Revolution Studios Distribution Co. LLC (b) 2nd Lien Term Loan
06/21/15	7.260%	525,000	236,250
Tranche B Term Loan
12/21/14	4.010%	1,217,997	956,127
Sinclair Television Group, Inc. Tranche B Term Loan (b)
10/29/15	5.500%	1,575,000	1,607,161
Spanish Broadcasting System, Inc. 1st Lien Term Loan (b)
06/10/12	2.060%	3,345,446	3,263,917
SuperMedia, Inc. Term Loan (b)
12/31/15	11.000%	214,478	147,900
Tribune Co. Tranche B Term Loan (b)
06/04/14	0.000%	587,263	431,638
Univision Communications, Inc. (b) 1st Lien Term Loan
03/31/17	4.510%	4,069,936	3,997,450
Term Loan
09/29/14	2.510%	994,936	980,012
Univision Communications, Inc. (b)(d)(e) Term Loan
TBD	TBD	1,000,000	985,000
Van Wagner Communications LLC (b) Delayed Draw Term Loan
06/27/13	3.311%	267,774	236,310
Tranche B Term Loan
06/27/13	3.372%	377,603	333,235
Yell Group PLC Tranche B1 Term Loan (b)
07/31/14	4.010%	1,266,388	629,395
Zuffa LLC (b) Term Loan
06/19/15	2.313%	1,361,516	1,334,286
06/19/15	7.500%	814,688	826,908

Total			48,999,322

Metals (0.5%)
John Maneely Co. (b) Term Loan
12/09/13	3.553%	612,018	605,897
John Maneely Co. (b)(d)(e) Term Loan
TBD	TBD	1,650,000	1,633,500
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (b)
05/18/14	2.010%	851,662	848,469

Total			3,087,866

Non-Captive Consumer (0.4%)
AGFS Funding Co. Term Loan (b)
04/21/15	7.250%	2,275,000	2,307,419

Non-Captive Diversified (0.4%)
CIT Group, Inc. Tranche 3 Term Loan (b)
08/11/15	6.250%	592,085	606,076
International Lease Finance Corp. Tranche 1 Term Loan (b)
03/17/15	6.750%	1,500,000	1,508,670

Total			2,114,746

Oil Field Services (0.5%)
CGGVeritas Tranche B1 Term Loan (b)
01/12/14	4.500%	474,445	471,186

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Oil Field Services (cont.)
Dresser, Inc. (b) 2nd Lien Term Loan
02/18/11	6.034%	$1,575,000	$1,572,054
Tranche B Term Loan
02/18/11	2.534%	962,139	958,771

Total			3,002,011

Other Financial Institutions (0.5%)
Fifth Third Processing Solutions LLC 2nd Lien Term Loan (b)
11/03/17	8.250%	900,000	921,375
Harland Clarke Holdings Corp. Tranche B Term Loan (b)
06/30/14	2.788%	2,455,838	2,286,385

Total			3,207,760

Other Industry (0.9%)
ATI Acquisition Co. (b)(c) Term Loan
12/30/15	13.250%	500,000	450,000
Tranche B Term Loan
12/30/14	8.250%	717,750	648,365
Education Management LLC Tranche C Term Loan (b)
06/03/13	2.063%	331,075	325,540
Excelitas Technologies Corp. Tranche B Term Loan (b)
11/29/16	7.250%	2,069,812	2,090,511
Sensus USA, Inc. Tranche B3 Term Loan (b)
06/03/13	7.000%	967,140	971,976
TriMas Co. LLC (b) Tranche B Term Loan
12/15/15	6.000%	928,961	931,283
Tranche B1 Term Loan
08/02/11	6.000%	120,159	120,459

Total			5,538,134

Other Utility (0.3%)
BRSP LLC Term Loan (b)
06/04/14	7.500%	1,933,519	1,967,356

Packaging (2.3%)
Anchor Glass Container Corp. 1st Lien Term Loan (b)
03/02/16	6.000%	1,029,598	1,036,033
Berry Plastics Holding Corp. Tranche C Term Loan (b)
04/03/15	2.284%	1,446,244	1,418,476
Bway Holding Co. (b) Tranche B Term Loan
06/16/17	5.500%	1,068,915	1,076,483
Bway Holding Co. (b)(d)(e) Tranche B Term Loan
TBD	TBD	1,030,674	1,037,971
Consolidated Container LLC Co. 1st Lien Term Loan (b)
03/28/14	2.500%	1,206,938	1,152,626
Graham Packaging Co. LP (b) Tranche C Term Loan
04/05/14	6.750%	1,248,651	1,268,167
Tranche D Term Loan
09/23/16	6.000%	1,346,625	1,369,356
Graphic Packaging International, Inc. Term Loan (b)
05/16/14	3.053%	907,452	912,371
ICL Industrial Containers ULC (b) Tranche C Term Loan
06/16/17	5.501%	100,211	100,920
ICL Industrial Containers ULC (b)(d)(e) Tranche C Term Loan
TBD	TBD	91,506	92,154
Reynolds Group Holdings, Inc. (b) Term Loan
05/05/16	6.250%	1,608,880	1,609,684
05/05/16	6.750%	858,662	858,842
Tranche D Term Loan
02/11/11	6.500%	679,000	678,790
Tegrant Corp. 2nd Lien Term Loan (b)
03/08/15	5.810%	850,000	709,750

Total			13,321,623

Paper (0.9%)
Georgia-Pacific LLC (b) Tranche B Term Loan
12/23/12	2.302%	1,975,000	1,979,562
Tranche C Term Loan
12/23/14	3.552%	998,617	1,005,358
Smurfit-Stone Container Enterprises, Inc. Term Loan (b)
07/15/16	6.750%	1,218,875	1,225,225

See accompanying Notes to Financial Statements.

18  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Paper (cont.)
White Birch Paper Co. (b) Debtor in Possession Delayed Draw Term Loan
03/01/11	6.716%	$169,553	$168,635
Debtor in Possession Term Loan
03/01/11	12.000%	1,036,819	1,031,200
White Birch Paper Co. (b)(d)(e) Debtor in Possession Delayed Draw Term Loan
TBD	TBD	189,950	188,920

Total			5,598,900

Pharmaceuticals (0.4%)
Catalent Pharma Solutions, Inc. Term Loan (b)
04/10/14	2.510%	1,384,480	1,350,215
Grifols, Inc. Tranche B Term Loan (b)(d)(e)
TBD	TBD	800,000	810,616
Mylan, Inc. Tranche B Term Loan (b)
10/02/14	3.563%	399,221	401,001

Total			2,561,832

Property & Casualty (0.8%)
Asurion LLC (b) 1st Lien Term Loan
07/03/14	3.265%	1,431,875	1,403,237
07/03/15	6.761%	379,310	370,708
Tranche B2 Term Loan
03/31/15	6.750%	1,325,000	1,344,875
HUB International Ltd. Term Loan (b)
06/13/14	6.750%	471,420	475,898
USI Holdings Corp. Tranche B Term Loan (b)(d)(e)
TBD	TBD	1,000,000	987,810

Total			4,582,528

Refining (0.6%)
Alon USA Energy, Inc. (b) Term Loan
08/05/13	2.533%	1,273,333	1,037,767
08/05/13	2.544%	159,167	129,721
Western Refining, Inc. Term Loan (b)
05/30/14	10.750%	1,462,188	1,497,528
Wynnewood Refining Co. Term Loan (b)(c)
11/13/14	11.750%	678,125	654,391

Total			3,319,407

Restaurants (0.2%)
Buffets, Inc. 1st Lien Letter of Credit (b)
04/22/15	1.038%	145,627	116,501
OSI Restaurant Partners LLC (b) Term Loan
06/14/13	2.027%	77,306	75,712
06/14/14	2.625%	794,582	778,198

Total			970,411

Retailers (5.1%)
Claire’s Stores, Inc. Tranche B Term Loan (b)
05/29/14	3.046%	1,984,576	1,917,100
David’s Bridal, Inc. Term Loan (b)
01/31/14	2.303%	412,376	405,159
Dollar General Corp. (b) Tranche B1 Term Loan
07/07/14	3.029%	853,696	856,760
Dollar General Corp. (b)(d)(e) Tranche B1 Term Loan
TBD	TBD	2,000,000	2,007,180
General Nutrition Centers, Inc. Term Loan (b)
09/16/13	2.541%	1,546,496	1,537,217
Gregg Appliances, Inc. Term Loan (b)
07/25/13	2.260%	803,403	787,335
JRD Holdings, Inc. Term Loan (b)
07/02/14	2.510%	1,330,645	1,325,655
Michaels Stores, Inc. (b) Tranche B1 Term Loan
10/31/13	2.563%	2,822,637	2,815,580
Tranche B2 Term Loan
07/31/16	4.813%	1,425,369	1,446,750
Neiman Marcus Group, Inc. (The) (b) Tranche B1 Term Loan
04/06/13	2.294%	1,389,909	1,387,783
Neiman Marcus Group, Inc. (The) (b)(d)(e) Tranche B1 Term Loan
TBD	TBD	2,000,000	1,996,940

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Retailers (cont.)
Orchard Supply Hardware LLC Term Loan (b)
12/21/13	5.063%	$1,561,500	$1,460,002
Pantry, Inc. (The) (b) Delayed Draw Term Loan
05/15/14	2.010%	219,109	213,084
Term Loan
05/15/14	2.010%	760,967	740,041
Pep Boys-Manny, Moe & Jack (The) Term Loan (b)
10/27/13	2.300%	1,830,421	1,828,041
PetCo Animal Supplies, Inc. Term Loan (b)
11/24/17	6.000%	4,175,000	4,238,293
Pilot Travel Centers LLC Tranche B Term Loan (b)
06/30/16	5.250%	1,959,902	1,994,201
Rent-A-Center, Inc. Tranche B Term Loan (b)
03/31/15	3.310%	506,506	505,240
Sally Holdings LLC Tranche B Term Loan (b)
11/16/13	2.510%	1,424,658	1,422,279
Yankee Candle Co., Inc. Term Loan (b)
02/06/14	2.260%	1,309,097	1,309,097

Total			30,193,737

Supermarkets (0.7%)
Great Atlantic & Pacific Tea Co., Inc. (The) Debtor In Possession Term Loan (b)
06/14/12	8.750%	2,200,000	2,228,886
Supervalu, Inc. (b) Tranche A Term Loan
06/02/11	1.385%	267,857	267,126
Supervalu, Inc. (b)(d)(e) Tranche A Term Loan
TBD	TBD	1,426,353	1,422,458

Total			3,918,470

Technology (4.4%)
Acxiom Corp. Tranche 2 Term Loan (b)
03/15/15	3.302%	479,121	481,220
Brocade Communications Systems, Inc. Term loan (b)
10/07/13	7.000%	254,618	256,370
CommScope, Inc. Term Loan (b)
01/14/18	5.000%	1,125,000	1,141,470
CoreLogic, Inc. Term Loan (b)
04/12/16	4.750%	696,500	700,561
Dealer Computer Services, Inc. Term Loan (b)
04/21/17	5.250%	1,265,110	1,274,990
Fidelity National Information Services, Inc. Tranche B Term Loan (b)
07/18/16	5.250%	1,973,125	1,996,309
First Data Corp. (b) Tranche B1 Term Loan
09/24/14	3.010%	3,211,373	3,031,408
Tranche B2 Term Loan
09/24/14	3.010%	993,283	938,494
First Data Corp. (b)(d)(e) Tranche B2 Term Loan
TBD	TBD	3,000,000	2,834,520
Flextronics International Ltd. Tranche B Term Loan (b)
10/01/12	2.511%	446,538	445,980
Freescale Semiconductor, Inc. Term Loan (b)
12/01/16	4.510%	1,322,563	1,324,070
Infor Enterprise Solutions Holdings, Inc. (b) 1st Lien Delayed Draw Term Loan
07/28/15	6.010%	328,286	319,258
1st Lien Term Loan
07/28/15	6.010%	629,214	611,911
2nd Lien Term Loan
03/02/14	6.510%	600,000	470,700
Infor Enterprise Solutions Holdings, Inc. (b)(d)(e) 1st Lien Delayed Draw Term Loan
TBD	TBD	607,025	590,332
1st Lien Term Loan
TBD	TBD	1,142,975	1,111,543
Sensata Technology BV/Finance Co. LLC Term Loan (b)
04/27/13	2.054%	936,601	932,921
Ship Luxco 3 SARL (b) Tranche B2A Term Loan
11/30/17	6.250%	575,000	580,957
Ship Luxco 3 SARL (b)(d)(e) Tranche B2A Term Loan
11/30/17	6.250%	1,425,000	1,439,763

See accompanying Notes to Financial Statements.

20  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Technology (cont.)
Spansion LLC Term Loan (b)
02/09/15	6.500%	$306,921	$311,620
SunGard Data Systems, Inc. (b) Term Loan
02/28/14	6.750%	721,263	721,623
Tranche B Term Loan
02/28/16	3.911%	1,498,443	1,505,935
Symphonyiri Group, Inc. Term Loan (b)
05/16/14	3.301%	340,098	339,672
Syniverse Holdings, Inc. Term Loan (b)
12/21/17	5.250%	775,000	785,819
Trans Union LLC Term Loan (b)
06/15/17	6.750%	671,625	678,059
Verint Systems, Inc. Term Loan (b)
05/25/14	5.250%	1,031,875	1,034,455

Total			25,859,960

Textile (0.6%)
Levi Strauss & Co. Term Loan (b)
03/27/14	2.510%	2,202,000	2,144,197
Phillips-Van Heusen Corp. Tranche B Term Loan (b)
05/06/16	4.750%	1,555,178	1,556,158

Total			3,700,355

Transportation Services (0.2%)
Hertz Corp. (The) (b) Letter of Credit
12/21/12	2.034%	439,313	438,557
Tranche B Term Loan
12/21/12	2.010%	729,923	728,667

Total			1,167,224

Wireless (0.9%)
Crown Castle Operating Co. Tranche B Term Loan (b)
03/06/14	1.760%	1,215,278	1,211,547
Hawaiian Telcom Communications, Inc. Term Loan (b)
10/28/15	9.000%	451,816	460,428
MetroPCS Wireless, Inc. (b) Tranche B1 Term Loan
11/03/13	2.563%	87,190	87,284
Tranche B2 Term Loan
11/03/16	3.813%	949,896	956,621
Ntelos, Inc. Tranche B Term Loan (b)
08/07/15	5.750%	1,442,704	1,449,471
Telesat Canada (b) Tranche I Term Loan
10/31/14	3.260%	994,532	993,826
Tranche II Term Loan
10/31/14	3.260%	85,426	85,365

Total			5,244,542

Wirelines (0.6%)
Alaska Communications Systems Holdings, Inc. Term Loan (b)
10/21/16	5.500%	1,850,000	1,860,119
Integra Telecom Holdings, Inc. Term Loan (b)
04/15/15	9.250%	920,375	934,871
TW Telcom Holdings, Inc. Tranche B2 Term Loan (b)
12/30/16	3.543%	1,061,723	1,066,586

Total			3,861,576

Total Senior Loans
(Cost: $434,101,823)			$439,872,463

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (9.3%)

Automotive (0.1%)
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	$425,000	$431,375
02/15/21	6.750%	212,000	215,180
Delphi Automotive LLP
10/06/14	12.000%	1,820	1,929

Total			648,484

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (0.3%)
CPG International I, Inc. (b)
07/01/12	7.207%	$1,000,000	$1,000,000
Hillman Group, Inc.
06/01/18	10.875%	565,000	616,556

Total			1,616,556

Chemicals (0.6%)
Hexion U.S. Finance Corp./Nova Scotia ULC Secured (g)
11/15/20	9.000%	545,000	581,787
Hexion U.S. Finance/Nova Scotia ULC Secured (b)
11/15/14	4.786%	1,000,000	957,500
Lyondell Basell Industries Senior Secured
05/01/18	11.000%	500,000	570,000
Momentive Performance Materials, Inc. Secured (g)
01/15/21	9.000%	905,000	963,825
Polypore International, Inc. (g)
11/15/17	7.500%	350,000	362,250

Total			3,435,362

Construction Machinery (0.1%)
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured (g)
02/01/21	8.250%	450,000	462,375

Electric (0.3%)
NRG Energy, Inc. (g)
01/15/18	7.625%	2,000,000	2,025,000

Entertainment (0.6%)
AMC Entertainment Holdings, Inc. Senior Subordinated Notes (g)
12/01/20	9.750%	1,565,000	1,682,375
NAI Entertainment Holdings LLC Senior Secured (g)
12/15/17	8.250%	713,000	759,345
Regal Entertainment Group
08/15/18	9.125%	1,195,000	1,274,169

Total			3,715,889

Environmental (0.1%)
Casella Waste Systems, Inc. Senior Subordinated Notes (d)(g)
02/15/19	7.750%	325,000	333,531

Food and Beverage (0.5%)
Dean Foods Co. Senior Notes (g)
12/15/18	9.750%	2,000,000	2,080,000
Pilgrim’s Pride Corp. (g)
12/15/18	7.875%	1,000,000	998,750

Total			3,078,750

Gaming (0.2%)
Boyd Gaming Corp. Senior Notes (g)
12/01/18	9.125%	1,000,000	1,045,000
Tunica-Biloxi Gaming Authority Senior Unsecured (g)
11/15/15	9.000%	105,000	103,950

Total			1,148,950

Health Care (0.1%)
LifeCare Holdings, Inc.
08/15/13	9.250%	1,000,000	710,000

Independent Energy (0.2%)
Petrohawk Energy Corp. (g)
08/15/18	7.250%	1,306,000	1,340,283

Media Cable (0.7%)
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	1,007,000	1,014,552
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (g)
11/15/17	8.625%	1,120,000	1,171,800
Ono Finance II PLC (g)
07/15/19	10.875%	2,000,000	2,083,348

Total			4,269,700

Media Non-Cable (1.1%)
AMO Escrow Corp. Senior Secured (g)
12/15/17	11.500%	2,000,000	2,157,500
Clear Channel Communications, Inc. Senior Unsecured
01/15/13	5.750%	1,000,000	967,500
F&W Media, Inc.
12/09/14	15.000%	440,406	244,426
Intelsat Jackson Holdings SA
06/15/16	11.500%	1,000,000	1,077,500
Radio One, Inc. PIK(g)
05/24/16	12.500%	2,000,000	2,060,000

Total			6,506,926

See accompanying Notes to Financial Statements.

22  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Metals (—%)
Aleris International, Inc. Senior Unsecured (c)(h)
06/01/20	6.000%	$13,834	$13,834

Oil Field Services (0.2%)
McJunkin Red Man Corp. Senior Secured (g)
12/15/16	9.500%	1,000,000	990,000

Other Industry (0.2%)
Mueller Water Products, Inc.
09/01/20	8.750%	1,000,000	1,110,000

Packaging (0.8%)
Berry Plastics Corp. (b) Senior Secured
02/15/15	5.053%	1,000,000	998,750
Berry Plastics Corp. (g) Senior Secured
01/15/21	9.750%	1,000,000	1,042,500
Reynolds Group Issuer, Inc./LLC (d)(g) Senior Secured
02/15/21	6.875%	1,115,000	1,124,756
Senior Unsecured
02/15/21	8.250%	1,460,000	1,474,600

Total			4,640,606

Paper (0.1%)
Verso Paper Holdings LLC/Inc. Senior Secured (g)
02/01/19	8.750%	485,000	502,581

Pharmaceuticals (0.1%)
Giant Funding Corp. Secured (g)
02/01/18	8.250%	460,000	475,525

Retailers (0.4%)
General Nutrition Centers, Inc. PIK (b)
03/15/14	5.750%	500,000	496,563
Yankee Acquisition Corp.
02/15/15	8.500%	1,500,000	1,567,500

Total			2,064,063

Supermarkets (0.3%)
SUPERVALU, Inc. Senior Unsecured
05/01/16	8.000%	2,000,000	1,952,500

Technology (0.9%)
Buccaneer Merger Sub, Inc. Senior Notes (g)
01/15/19	9.125%	835,000	878,837
CommScope, Inc. Senior Notes (g)
01/15/19	8.250%	412,000	427,450
First Data Corp.
09/24/15	9.875%	1,000,000	997,500
First Data Corp. (g) Senior Secured
01/15/21	8.250%	1,000,000	962,500
SunGard Data Systems, Inc.
08/15/15	10.250%	2,000,000	2,107,500

Total			5,373,787

Tobacco (0.4%)
Alliance One International, Inc.
07/15/16	10.000%	2,000,000	2,100,000

Wirelines (1.0%)
Cincinnati Bell, Inc.
10/15/20	8.375%	2,000,000	1,950,000
Level 3 Financing, Inc.
11/01/14	9.250%	2,000,000	2,025,000
PAETEC Holding Corp.
07/15/15	9.500%	2,000,000	2,095,000

Total			6,070,000

Total Corporate Bonds & Notes
(Cost: $53,134,474)			$54,584,702

Issuer	Shares	Value

Common Stocks (2.3%)

CONSUMER DISCRETIONARY (0.6%)

Auto Components (0.1%)
Delphi Automotive LLP (i)	12	$237,180
Mark IV Industries, Inc. (i)	667	33,517
Metaldyne Corp. LLC (i)	1,014	405,600
Plastech Engineered Products, Inc., B Unit (c)(f)(h)(i)	6,657	—
Plastech Engineered Products, Inc., C Units (c)(f)(h)(i)	8,198	—

Total		676,297

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONT.)
Hotels, Restaurants & Leisure (0.1%)
Buffets Restaurants Holdings, Inc. (i)	28,786	$145,369

Household Durables (—%)
Rhodes Companies LLC (The) (i)	109,053	32,716

Media (0.4%)
F&W Media, Inc. (i)	4,165	2,603
MediaNews Group, Inc. (i)	10,512	212,868
MGM Holdings II, Inc. (i)	68,207	1,534,692
Reader’s Digest Association, Inc. (i)	26,729	674,907
Star Tribune Co. (The) (i)	471	10,244
SuperMedia, Inc. (i)	1,126	8,006

Total		2,443,320

TOTAL CONSUMER DISCRETIONARY		3,297,702

FINANCIALS (—%)

Diversified Financial Services (—%)
Education Media, Inc. Unit (i)	29,515	154,954

TOTAL FINANCIALS		154,954

INDUSTRIALS (—%)

Industrial Conglomerates (—%)
Contech Construction Products, Inc. (i)	277,761	13,888

TOTAL INDUSTRIALS		13,888

INFORMATION TECHNOLOGY (—%)

IT Services (—%)
Advanstar Communications, Inc. (i)	18,596	195,258

TOTAL INFORMATION TECHNOLOGY		195,258

MATERIALS (1.6%)

Chemicals (1.4%)
LyondellBasell Industries NV, Class A (i)	231,857	8,332,941

Metals & Mining (0.2%)
Aleris International, Inc. (i)	16,009	928,522

TOTAL MATERIALS		9,261,463

TELECOMMUNICATION SERVICES (0.1%)

Wireless Telecommunication Services (0.1%)
Hawaiian Telcom Holdco, Inc. (i)	15,044	360,424

TOTAL TELECOMMUNICATION SERVICES		360,424

Total Common Stocks
(Cost: $17,215,622)		$13,283,689

Warrants (0.1%)

CONSUMER DISCRETIONARY (—%)

Media (—%)
F&W Media, Inc. (i)	1,805	$1,128
Star Tribune Co. (The) (c)(i)	2,617	56,920

Total		58,048

TOTAL CONSUMER DISCRETIONARY		58,048

FINANCIALS (—%)

Diversified Financial Services (—%)
Cumulus Media, Inc., Class A (c)(i)	2,817	8,819

TOTAL FINANCIALS		8,819

INFORMATION TECHNOLOGY (0.1%)

Communications Equipment (0.1%)
Citadel Broadcasting Corp., Class B (c)(i)	27,602	793,557

TOTAL INFORMATION TECHNOLOGY		793,557

Total Warrants
(Cost: $2,615,156)		$860,424

See accompanying Notes to Financial Statements.

24  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Shares		Value

Money Market Fund (17.9%)

Columbia Short-Term Cash Fund, 0.218% (j)(k)	105,738,509	$105,738,509

Total Money Market Fund
(Cost: $105,738,509)		105,738,509

Total Investments
(Cost: $612,805,584)		$614,339,787
Other Assets & Liabilities, Net		(25,421,816)

Net Assets		$588,917,971

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2011.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2011 was $2,661,479, representing 0.45% of net assets. Information concerning such security holdings at January 31, 2011 was as follows:

	Acquisition
Security	dates	Cost
Aleris International, Inc. Senior Unsecured 6.000% 2020	06-29-10	$—
ATI Acquisition Co. Term Loan 13.250% 2015	12-23-09	491,780
ATI Acquisition Co. Tranche B Term Loan 8.250% 2014	12-23-09	695,128
Citadel Broadcasting Corp., Class B	07-06-09 thru 01-08-10	442,439
Cumulus Media, Inc., Class A	11-05-09	—
GPX International Tire Corp. Tranche B Term Loan 12.000% 2012	04-11-06 thru 06-04-10	263,451

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

	Acquisition
Security	dates	Cost
Plastech Engineered Products 1st Lien Term Loan 5.000% 2013	02-14-07 thru 05-26-09	102,045
Plastech Engineered Products, Inc., B Unit	06-29-09	—
Plastech Engineered Products, Inc., C Units	06-29-09	—
Star Tribune Co.	03-09-07	1,779,696
Wynnewood Refining Co. Term Loan 11.750% 2014	10-14-09	621,193

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(f)	Negligible market value.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $28,089,868 or 4.77% of net assets.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At January 31, 2011, the value of these securities amounted to $13,834, which represents less than 0.01% of net assets.

(i)	Non-income producing.

(j)	Investments in affiliates during the period ended January 31, 2011:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$9,290,381	$172,316,050	$(75,867,922)	$—	$105,738,509	$44,931	$105,738,509

(k)	The rate shown is the seven-day current annualized yield at January 31, 2011.
Abbreviation Legend

PIK	Payment-in-Kind

See accompanying Notes to Financial Statements.

26  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Senior Loans
Building Materials	$—	$6,777,024	$659,876	$7,436,900
Construction Machinery	—	965,565	926,350	1,891,915
Health Care	—	38,872,866	1,791,236	40,664,102
Home Construction	—	—	45,012	45,012
Media Cable	—	16,637,217	882,235	17,519,452
Media Non-Cable	—	45,955,224	3,044,098	48,999,322
Oil Field Services	—	2,530,825	471,186	3,002,011
Other Industry	—	2,416,051	3,122,083	5,538,134
Other Utilities	—	—	1,967,356	1,967,356
Packaging	—	12,611,873	709,750	13,321,623
Paper	—	4,210,145	1,388,755	5,598,900
Refining	—	2,665,016	654,391	3,319,407
Restaurants	—	853,910	116,501	970,411
Retailers	—	27,170,348	3,023,389	30,193,737
All Other Industries	—	259,404,181	—	259,404,181

Total Senior Loans	—	421,070,245	18,802,218	439,872,463

Bonds
Corporate Bonds & Notes
Automotive		646,555	1,929	648,484
Metals		—	13,834	13,834
All Other Industries	—	53,922,384	—	53,922,384

Total Bonds	—	54,568,939	15,763	54,584,702

See accompanying Notes to Financial Statements.

28  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$8,006	$2,480,296	$809,400	$3,297,702
Financials	—	154,954	—	154,954
Industrials	—	13,888	—	13,888
Information Technology	—	—	195,258	195,258
Materials	8,332,941	—	928,522	9,261,463
Telecommunication Services	—	360,424	—	360,424
Warrants
Consumer Discretionary	—	—	58,048	58,048
Financials	—	8,819	—	8,819
Information Technology	—	—	793,557	793,557

Total Equity Securities	8,340,947	3,018,381	2,784,785	14,144,113

Other
Affiliated Money Market Fund(c)	105,738,509	—	—	105,738,509

Total Other	105,738,509	—	—	105,738,509

Total	$114,079,456	$478,657,565	$21,602,766	$614,339,787

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

See accompanying Notes to Financial Statements.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  29

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Corporate
		Bonds	Common
	Senior Loans	& Notes	Stocks	Warrants	Total
Balance as of July 31, 2010	$30,253,197	$15,726	$1,400,223	$797,858	$32,467,004
Accrued discounts/premiums	104,020	9	—	—	104,029
Realized gain (loss)	7,348	—	—	—	7,348
Change in unrealized appreciation (depreciation)*	71,537	28	532,957	53,747	658,269
Sales	(15,912,412)	—	—	—	(15,912,412)
Purchases	1,158,690	—	—	—	1,158,690
Transfers into Level 3	3,260,917	—	—	—	3,260,917
Transfers out of Level 3	(141,079)	—	—	—	(141,079)

Balance as of January 31, 2011	$18,802,218	$15,763	$1,933,180	$851,605	$21,602,766

*	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2011 was $1,006,070, which was comprised of Senior Loans of $419,338, Corporate Debt Securities of $28, Common Stock of $532,957 and Warrants of $53,747.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

30  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
January 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $507,067,075)	$508,601,278
Affiliated issuers (identified cost $105,738,509)	105,738,509

Total investments (identified cost $612,805,584)	614,339,787
Receivable for:
Capital shares sold	16,078,743
Investments sold	2,192,940
Dividends	20,375
Interest	2,578,039
Reclaims	481
Expense reimbursement due from Investment Manager	517

Total assets	635,210,882

Liabilities
Disbursements in excess of cash	35
Payable for:
Investments purchased	1,221,470
Investments purchased on a delayed delivery basis	42,765,204
Capital shares purchased	282,685
Dividend distributions to shareholders	1,851,988
Investment management fees	28,728
Distribution fees	12,463
Transfer agent fees	19,762
Administration fees	3,267
Plan administration fees	5
Other expenses	107,304

Total liabilities	46,292,911

Net assets applicable to outstanding capital stock	$588,917,971

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  31

Statement of Assets and Liabilities (continued)
January 31, 2011 (Unaudited)

Represented by
Paid-in capital	$656,693,626
Excess of distributions over net investment income	(135,615)
Accumulated net realized loss	(69,174,243)
Unrealized appreciation (depreciation) on:
Investments	1,534,203

Total — representing net assets applicable to outstanding capital stock	$588,917,971

Net assets
Class A	$427,971,786
Class B	$11,948,017
Class C	$37,018,263
Class I	$102,928,675
Class R	$91,878
Class R4	$226,747
Class R5	$5,045
Class W	$4,972
Class Z	$8,722,588
Shares outstanding
Class A	47,269,466
Class B	1,319,058
Class C	4,088,302
Class I	11,372,485
Class R	10,143
Class R4	24,983
Class R5	556
Class W	549
Class Z	964,192
Net asset value per share
Class A	$9.05 (a)
Class B	$9.06
Class C	$9.05
Class I	$9.05
Class R	$9.06
Class R4	$9.08
Class R5	$9.07
Class W	$9.06
Class Z	$9.05

(a)	The maximum offering price per share for Class A is $9.33. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended January 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	155,172
Interest	11,600,966
Dividends from affiliates	44,931

Total income	11,801,069

Expenses:
Investment management fees	1,248,266
Distribution fees
Class A	335,834
Class B	52,226
Class C	125,027
Class R	17
Class W	6
Transfer agent fees
Class A	145,309
Class B	6,130
Class C	13,733
Class R	1
Class R4	101
Class R5	2
Class W	3
Class Z	528
Administration fees	143,080
Plan administration fees
Class R4	277
Compensation of board members	4,773
Custodian fees	44,425
Printing and postage fees	34,960
Registration fees	122,334
Professional fees	21,940
Other	13,748

Total expenses	2,312,720
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(145,757)

Total net expenses	2,166,963

Net investment income	9,634,106

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  33

Statement of Operations (continued)
Six months ended January 31, 2011 (Unaudited)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$898,224

Net realized gain	898,224
Net change in unrealized appreciation (depreciation) on:
Investments	23,017,182

Net change in unrealized appreciation	23,017,182

Net realized and unrealized gain	23,915,406

Net increase in net assets resulting from operations	$33,549,512

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	January 31, 2011	July 31, 2010
	(Unaudited)
Operations
Net investment income	$9,634,106	$19,616,182
Net realized gain	898,224	2,082,942
Net change in unrealized appreciation	23,017,182	29,013,579

Net increase in net assets resulting from operations	33,549,512	50,712,703

Distributions to shareholders from:
Net investment income
Class A	(5,955,781)	(13,248,130)
Class B	(196,335)	(549,203)
Class C	(461,993)	(728,419)
Class I	(2,518,439)	(5,842,426)
Class R	(110)	—
Class R4	(5,103)	(7,820)
Class R5	(120)	(248)
Class W	(102)	(204)
Class Z	(40,597)	—

Total distributions to shareholders	(9,178,580)	(20,376,450)

Increase (decrease) in net assets from capital share transactions	205,067,292	(80,802,214)

Total increase (decrease) in net assets	229,438,224	(50,465,961)
Net assets at beginning of period	359,479,747	409,945,708

Net assets at end of period	$588,917,971	$359,479,747

Excess of distributions over net investment income	$(135,615)	$(591,141)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  35

Statements of Changes in Net Assets (continued)

	Six months ended
	January 31, 2011		Year ended
	(Unaudited)		July 31, 2010
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	25,023,576	222,800,352	12,854,192	109,646,184
Conversions from Class B	9,427	83,951	385,351	3,291,323
Distributions reinvested	514,688	4,528,948	1,353,092	11,409,322
Redemptions	(4,761,337)	(41,785,763)	(21,852,565)	(186,043,003)

Net increase (decrease)	20,786,354	185,627,488	(7,259,930)	(61,696,174)

Class B shares
Subscriptions	313,829	2,779,686	421,453	3,595,676
Distributions reinvested	20,354	178,841	55,994	472,208
Conversions to Class A	(9,426)	(83,951)	(385,351)	(3,291,323)
Redemptions	(167,638)	(1,460,902)	(663,125)	(5,547,380)

Net increase (decrease)	157,119	1,413,674	(571,029)	(4,770,819)

Class C shares
Subscriptions	1,984,526	17,656,629	1,260,461	10,788,162
Distributions reinvested	37,888	333,180	61,398	518,525
Redemptions	(417,364)	(3,664,573)	(820,329)	(6,917,247)

Net increase	1,605,050	14,325,236	501,530	4,389,440

Class I shares
Subscriptions	77,875	683,308	630,223	5,295,568
Distributions reinvested	298,927	2,624,239	692,386	5,837,199
Redemptions	(949,918)	(8,284,555)	(3,585,963)	(29,914,660)

Net decrease	(573,116)	(4,977,008)	(2,263,354)	(18,781,893)

Class R shares
Subscriptions	10,134	91,340	—	—
Distributions reinvested	9	81	—	—

Net increase	10,143	91,421	—	—

Class R4 shares
Subscriptions	4,371	37,500	12,313	105,127
Distributions reinvested	551	4,851	850	7,228
Redemptions	(751)	(6,786)	(6,510)	(55,123)

Net increase	4,171	35,565	6,653	57,232

Class W shares
Subscriptions	52	459	—	—

Net increase	52	459	—	—

Class Z shares
Subscriptions	970,732	8,608,503	—	—
Distributions reinvested	4,495	40,485	—	—
Redemptions	(11,035)	(98,531)	—	—

Net increase	964,192	8,550,457	—	—

Total net increase (decrease)	22,953,965	205,067,292	(9,586,130)	(80,802,214)

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$8.54		$7.93	$8.97	$9.70	$10.05	$10.00

Income from investment operations:
Net investment income	.21		.41	.42	.58	.67	.25
Net realized and unrealized gain (loss) on investments	.51		.62	(1.02)	(.75)	(.35)	.06

Total from investment operations	.72		1.03	(.60)	(.17)	.32	.31

Less distributions to shareholders from:
Net investment income	(.21)		(.42)	(.44)	(.56)	(.66)	(.26)
Net realized gains	—		—	—	—	(.01)	—

Total distributions to shareholders	(.21)		(.42)	(.44)	(.56)	(.67)	(.26)

Net asset value, end of period	$9.05		$8.54	$7.93	$8.97	$9.70	$10.05

Total return	8.44%		13.18%	(5.95% )	(1.85% )	3.18%	3.21%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.16%	(c)	1.13%	1.13%	1.09%	1.07%	1.28%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.08%	(c)	1.08%	1.01%	1.06%	1.03%	1.00%	(c)

Net investment income	4.67%	(c)	4.82%	5.72%	6.19%	6.63%	6.05%	(c)

Supplemental data
Net assets, end of period (in thousands)	$427,972		$226,172	$267,669	$261,075	$426,099	$188,670

Portfolio turnover	30%		68%	84%	43%	91%	49%

See accompanying Notes to Financial Highlights.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  37

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006(a)
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$8.54		$7.94	$8.97	$9.70	$10.05	$10.00

Income from investment operations:
Net investment income	.18		.34	.37	.52	.59	.22
Net realized and unrealized gain (loss) on investments	.52		.62	(1.02)	(.76)	(.35)	.06

Total from investment operations	.70		.96	(.65)	(.24)	.24	.28

Less distributions to shareholders from:
Net investment income	(.18)		(.36)	(.38)	(.49)	(.58)	(.23)
Net realized gains	—		—	—	—	(.01)	—

Total distributions to shareholders	(.18)		(.36)	(.38)	(.49)	(.59)	(.23)

Net asset value, end of period	$9.06		$8.54	$7.94	$8.97	$9.70	$10.05

Total return	8.15%		12.19%	(6.55% )	(2.59% )	2.41%	2.87%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.91%	(c)	1.90%	1.90%	1.85%	1.83%	2.05%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.83%	(c)	1.84%	1.77%	1.82%	1.79%	1.77%	(c)

Net investment income	3.95%	(c)	4.02%	5.08%	5.52%	5.89%	5.60%	(c)

Supplemental data
Net assets, end of period (in thousands)	$11,948		$9,928	$13,753	$23,137	$48,128	$22,713

Portfolio turnover	30%		68%	84%	43%	91%	49%

See accompanying Notes to Financial Highlights.

38  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$8.54		$7.93	$8.97	$9.70	$10.05	$10.00

Income from investment operations:
Net investment income	.17		.34	.37	.50	.59	.22
Net realized and unrealized gain (loss) on investments	.52		.63	(1.03)	(.74)	(.35)	.05

Total from investment operations	.69		.97	(.66)	(.24)	.24	.27

Less distributions to shareholders from:
Net investment income	(.18)		(.36)	(.38)	(.49)	(.58)	(.22)
Net realized gains	—		—	—	—	(.01)	—

Total distributions to shareholders	(.18)		(.36)	(.38)	(.49)	(.59)	(.22)

Net asset value, end of period	$9.05		$8.54	$7.93	$8.97	$9.70	$10.05

Total return	8.03%		12.34%	(6.65% )	(2.58% )	2.40%	2.84%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.91%	(c)	1.89%	1.89%	1.85%	1.82%	2.04%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.83%	(c)	1.83%	1.76%	1.81%	1.78%	1.76%	(c)

Net investment income	3.91%	(c)	4.01%	5.05%	5.39%	5.85%	5.22%	(c)

Supplemental data
Net assets, end of period (in thousands)	$37,018		$21,210	$15,721	$19,696	$23,743	$6,246

Portfolio turnover	30%		68%	84%	43%	91%	49%

See accompanying Notes to Financial Highlights.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  39

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$8.54		$7.93	$8.96	$9.70	$10.05	$10.00

Income from investment operations:
Net investment income	.23		.43	.45	.59	.70	.27
Net realized and unrealized gain (loss) on investments	.51		.63	(1.02)	(.74)	(.35)	.05

Total from investment operations	.74		1.06	(.57)	(.15)	.35	.32

Less distributions to shareholders from:
Net investment income	(.23)		(.45)	(.46)	(.59)	(.69)	(.27)
Net realized gains	—		—	—	—	(.01)	—

Total distributions to shareholders	(.23)		(.45)	(.46)	(.59)	(.70)	(.27)

Net asset value, end of period	$9.05		$8.54	$7.93	$8.96	$9.70	$10.05

Total return	8.62%		13.55%	(5.55% )	(1.65% )	3.51%	3.35%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.80%	(c)	0.79%	0.78%	0.76%	0.75%	0.99%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.74%	(c)	0.75%	0.70%	0.76%	0.71%	0.71%	(c)

Net investment income	5.10%	(c)	5.15%	6.18%	6.40%	6.98%	6.59%	(c)

Supplemental data
Net assets, end of period (in thousands)	$102,929		$101,982	$112,681	$184,940	$186,030	$58,942

Portfolio turnover	30%		68%	84%	43%	91%	49%

See accompanying Notes to Financial Highlights.

40  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,
	2011(e)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$8.64

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain on investments	.43

Total from investment operations	.55

Less distributions to shareholders from:
Net investment income	(.13)

Net asset value, end of period	$9.06

Total return	6.41%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.52%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.29%	(c)

Net investment income	4.04%	(c)

Supplemental data
Net assets, end of period (in thousands)	$92

Portfolio turnover	30%

See accompanying Notes to Financial Highlights.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  41

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006(a)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$8.56		$7.95	$8.99	$9.70	$10.05	$10.00

Income from investment operations:
Net investment income	.21		.40	.44	.61	.67	.26
Net realized and unrealized gain (loss) on investments	.52		.63	(1.03)	(.73)	(.33)	.06

Total from investment operations	.73		1.03	(.59)	(.12)	.34	.32

Less distributions to shareholders from:
Net investment income	(.21)		(.42)	(.45)	(.59)	(.68)	(.27)
Net realized gains	—		—	—	—	(.01)	—

Total distributions to shareholders	(.21)		(.42)	(.45)	(.59)	(.69)	(.27)

Net asset value, end of period	$9.08		$8.56	$7.95	$8.99	$9.70	$10.05

Total return	8.56%		13.19%	(5.71% )	(1.41% )	3.33%	3.29%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.14%	(c)	1.09%	1.07%	1.05%	1.02%	1.13%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.04%	(c)	1.05%	0.81%	0.69%	0.90%	0.85%	(c)

Net investment income	4.78%	(c)	4.75%	5.96%	6.54%	6.79%	6.22%	(c)

Supplemental data
Net assets, end of period (in thousands)	$227		$178	$113	$184	$294	$39

Portfolio turnover	30%		68%	84%	43%	91%	49%

See accompanying Notes to Financial Highlights.

42  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008(f)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$8.56		$7.95	$8.98	$8.99

Income from investment operations:
Net investment income	.22		.43	.45	.01
Net realized and unrealized gain (loss) on investments	.51		.62	(1.03)	(.01)

Total from investment operations	.73		1.05	(.58)	—

Less distributions to shareholders from:
Net investment income	(.22)		(.44)	(.45)	(.01)

Net asset value, end of period	$9.07		$8.56	$7.95	$8.98

Total return	8.58%		13.47%	(5.57% )	(0.04%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.87%	(c)	0.87%	0.85%	0.75%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.79%	(c)	0.80%	0.75%	0.75%	(c)

Net investment income	5.05%	(c)	5.10%	6.11%	4.59%	(c)

Supplemental data
Net assets, end of period (in thousands)	$5		$5	$4	$5

Portfolio turnover	30%		68%	84%	43%

See accompanying Notes to Financial Highlights.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  43

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007(g)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$8.54		$7.93	$8.97	$9.70	$10.06

Income from investment operations:
Net investment income	.21		.39	.42	.56	.44
Net realized and unrealized gain on investments	.52		.63	(1.03)	(.74)	(.37)

Total from investment operations	.73		1.02	(.61)	(.18)	.07

Less distributions to shareholders from:
Net investment income	(.21)		(.41)	(.43)	(.55)	(.42)
Net realized gains	—		—	—	—	(.01)

Total distributions to shareholders	(.21)		(.41)	(.43)	(.55)	(.43)

Net asset value, end of period	$9.06		$8.54	$7.93	$8.97	$9.70

Total return	8.55%		13.05%	(6.07% )	(1.97% )	0.77%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.18%	(c)	1.26%	1.23%	1.20%	1.19% (c)

Net expenses after fees waived or expenses reimbursed(d)	1.10%	(c)	1.20%	1.14%	1.20%	1.15% (c)

Net investment income	4.71%	(c)	4.70%	5.71%	6.00%	6.60% (c)

Supplemental data
Net assets, end of period (in thousands)	$5		$4	$4	$4	$5

Portfolio turnover	30%		68%	84%	43%	91%

See accompanying Notes to Financial Highlights.

44  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,
	2011(e)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$8.63

Income from investment operations:
Net investment income	.13
Net realized and unrealized gain on investments	.44

Total from investment operations	.57

Less distributions to shareholders from:
Net investment income	(.15)

Net asset value, end of period	$9.05

Total return	6.59%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.79%	(c)

Net investment income	4.27%	(c)

Supplemental data
Net assets, end of period (in thousands)	$8,723

Portfolio turnover	30%

Notes to Financial Highlights

(a)	For the period from February 16, 2006 (when shares became available) to July 31, 2006.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.
(f)	For the period from July 24, 2008 to July 31, 2008. On July 24, 2008, the Investment Manager purchased 556 shares at $8.99 per share, which represented the initial capital in Class R5.
(g)	For the period from December 1, 2006 (when shares became available) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements
January 31, 2011 (Unaudited)

Note 1. Organization

Columbia Floating Rate Fund (the Fund), a series of RiverSource Bond Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. On February 15, 2011, shareholders approved a proposal to reorganize the Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Class R shares became effective September 27, 2010.

46  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such

48  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Investments in Loans
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund recognizes certain facility fees as income over the expected term of the loan. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonable assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses
General expenses of the Corporation are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to

50  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.61% to 0.38% as the Fund’s net assets increase. The management fee for the six months ended January 31, 2011 was 0.61% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended January 31, 2011 was 0.07% of the Fund’s average daily net assets. Prior to January 31, 2011, Ameriprise Financial, Inc. (Ameriprise Financial) served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2011, other expenses paid to this company were $845.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R4, Class R5 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate

52  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended January 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.12
Class C	0.11
Class R	0.04
Class R4	0.09
Class R5	0.08
Class W	0.14
Class Z	0.05

Class I shares do not pay transfer agent fees.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $749,000 and $149,000

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $206,706 for Class A, $3,576 for Class B and $5,372 for Class C for the six months ended January 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended January 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	1.08%
Class B	1.83
Class C	1.83
Class I	0.74
Class R	1.29
Class R4	1.04
Class R5	0.79
Class W	1.10
Class Z	0.79

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$28,278
Class B	1,461
Class C	2,848
Class R4	45
Class R5	1
Class W	1

The management fees waived/reimbursed at the Fund level were $113,123.

Under an agreement which was effective until September 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and

54  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

expenses of acquired funds*), would not exceed the following percentage of the class’ average daily net assets:

Class A	1.08%
Class B	1.84
Class C	1.83
Class I	0.75
Class R4	1.05
Class R5	0.80
Class W	1.20

Effective October 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until September 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class’ average daily net assets:

Class A	1.08%
Class B	1.83
Class C	1.83
Class I	0.74
Class R	1.33
Class R4	1.04
Class R5	0.79
Class W	1.08
Class Z	0.83

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $241,873,446 and $114,637,676, respectively, for the six months ended January 31, 2011.

Note 5. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)

investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At January 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I and Class R5 shares.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended January 31, 2011.

Note 8. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax

56  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At January 31, 2011, the cost of investments for federal income tax purposes was approximately $612,806,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,514,000
Unrealized depreciation	(19,980,000)

Net unrealized appreciation	$1,534,000

The following capital loss carryforward, determined as of July 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$33,562
2016	3,488,601
2017	29,093,899
2018	35,393,394

Total	$68,009,456

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2010, post-October losses of $1,725,822 attributed to security transactions were deferred to August 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Note 9. Significant Risks

Floating Rate Loan Risk
Columbia Floating Rate Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  57

Notes to Financial Statements (continued)

or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light

58  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  59

Notes to Financial Statements (continued)

are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

60  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Board of Directors (the Board) of Columbia Floating Rate Fund (the Fund) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement). The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Bond Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  61

Results of Meeting of Shareholders

Columbia Floating Rate Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is(are) set forth below. A vote is based on total dollar interest in the Fund.

1. To elect directors to the Board.*

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	2,186,379,355.290	34,892,365.544	0.00	0.00
02.	Edward J. Boudreau, Jr.	2,186,614,528.748	34,657,192.085	0.00	0.00
03.	Pamela G. Carlton	2,186,716,623.628	34,555,097.206	0.00	0.00
04.	William P. Carmichael	2,185,499,039.239	35,772,681.595	0.00	0.00
05.	Patricia M. Flynn	2,186,763,056.011	34,508,664.823	0.00	0.00
06.	William A. Hawkins	2,186,124,625.269	35,147,095.564	0.00	0.00
07.	R. Glenn Hilliard	2,185,463,523.984	35,808,196.849	0.00	0.00
08.	Stephen R. Lewis, Jr.	2,186,294,661.114	34,977,059.720	0.00	0.00
09.	John F. Maher	2,186,240,201.535	35,031,519.299	0.00	0.00
10.	John J. Nagorniak	2,186,262,362.655	35,009,358.179	0.00	0.00
11.	Catherine James Paglia	2,186,414,141.089	34,857,579.744	0.00	0.00
12.	Leroy C. Richie	2,186,068,461.396	35,203,259.438	0.00	0.00
13.	Anthony M. Santomero	2,186,304,583.210	34,967,137.624	0.00	0.00
14.	Minor M. Shaw	2,186,375,953.917	34,895,766.916	0.00	0.00
15.	Alison Taunton-Rigby	2,186,156,052.835	35,115,667.999	0.00	0.00
16.	William F. Truscott	2,186,310,038.954	34,961,681.879	0.00	0.00

2.	To approve the proposed amendment to the Articles of Incorporation of RiverSource Bond Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
2,162,628,445.133	25,906,313.878	32,736,796.413	165.410

3. To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
274,473,536.198	5,791,622.613	7,612,508.742	122,183,513.300

62  COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT

4. To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
273,299,808.017	6,364,479.399	8,213,362.377	122,183,531.060

*	All dollars of RiverSource Bond Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

COLUMBIA FLOATING RATE FUND — 2011 SEMIANNUAL REPORT  63

Columbia Floating Rate Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6510 F (4/11)

Semiannual Report

Columbia
Income Opportunities Fund

Semiannual Report for the Period Ended
January 31, 2011

Columbia Income Opportunities Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	28

Statement of Operations	30

Statements of Changes in Net Assets	31

Financial Highlights	34

Notes to Financial Statements	42

Proxy Voting	59

Approval of Investment Management Services Agreement	59

Results of Meeting of Shareholders	60

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Income Opportunities Fund (the Fund) Class A shares gained 7.88% (excluding sales charge) for the six months ended January 31, 2011.

>	The Fund outperformed its benchmark, the unmanaged Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, which increased 7.76% for the same time period.

>	The Fund underperformed its peer group, as represented by the Lipper High Current Yield Funds Index, which rose 9.14% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	6/19/03
Columbia Income Opportunities Fund Class A (excluding sales charge)	+7.88%	+14.44%	+9.70%	+7.56%	+7.83%

Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index(1) (unmanaged)	+7.76%	+14.96%	+9.56%	+7.79%	+7.95%

Lipper High Current Yield Bond Funds Index(2) (unmanaged)	+9.14%	+15.84%	+8.40%	+6.75%	+7.51%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

4  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 6/19/03)	+7.88%	+14.44%	+9.70%	+7.56%	+7.83%

Class B (inception 6/19/03)	+7.36%	+13.59%	+8.88%	+6.73%	+7.01%

Class C (inception 6/19/03)	+7.37%	+13.60%	+8.88%	+6.73%	+7.01%

Class I (inception 3/4/04)	+8.08%	+14.87%	+10.14%	+7.97%	+7.75%

Class R (inception 9/27/10)	N/A	N/A	N/A	N/A	+5.15%*

Class R4 (inception 6/19/03)	+7.91%	+14.51%	+9.98%	+7.82%	+8.07%

Class W (inception 9/27/10)	N/A	N/A	N/A	N/A	+5.24%*

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	+5.43%*

With sales charge
Class A (inception 6/19/03)	+2.75%	+9.01%	+7.94%	+6.52%	+7.14%

Class B (inception 6/19/03)	+2.39%	+8.59%	+8.03%	+6.43%	+7.01%

Class C (inception 6/19/03)	+6.37%	+12.60%	+8.88%	+6.73%	+7.01%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R4, Class W, and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

PORTFOLIO STATISTICS

Weighted average life(1)	5.2 years

Effective duration(2)	4.3 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2)	Effective duration measures the sensitivity of a security’s price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

QUALITY BREAKDOWN(1) (at January 31, 2011)

BBB rating	2.0%

BB rating	40.3%

B rating	53.1%

CCC rating	4.6%

D rating	0.0%	*

Non-rated	0.0%	*

*	Rounds to less than 0.1%
(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 0.5% of the bond portfolio assets were determined through internal analysis.

6  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

TOP TEN HOLDINGS(1) (at January 31, 2011)

Ally Financial, Inc.
8.000% 2020	1.8%

CIT Group, Inc. Senior Secured
7.000% 2017	1.8%

NRG Energy, Inc.
7.375% 2017	1.6%

HCA, Inc. Senior Secured
7.250% 2020	1.6%

Sprint Nextel Corp. Senior Unsecured
8.375% 2017	1.5%

Southern Star Central Corp. Senior Unsecured
6.750% 2016	1.3%

Sinclair Television Group, Inc. Secured
9.250% 2017	1.1%

United Rentals North America, Inc.
9.250% 2019	1.1%

CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
7.750% 2017	1.0%

CCO Holdings LLC/Capital Corp.
8.125% 2020	0.9%

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until January 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	August 1, 2010(a)	January 31, 2011	the period(b)	expense ratio
Class A

Actual(c)	$1,000	$1,078.80	$5.80	1.10%

Hypothetical (5% return before expenses)	$1,000	$1,019.77	$5.63	1.10%

Class B

Actual(c)	$1,000	$1,073.60	$9.72	1.85%

Hypothetical (5% return before expenses)	$1,000	$1,015.97	$9.45	1.85%

Class C

Actual(c)	$1,000	$1,073.70	$9.72	1.85%

Hypothetical (5% return before expenses)	$1,000	$1,015.97	$9.45	1.85%

Class I

Actual(c)	$1,000	$1,080.80	$3.85	.73%

Hypothetical (5% return before expenses)	$1,000	$1,021.64	$3.74	.73%

Class R

Actual(d)	$1,000	$1,051.50	$4.60	1.30%

Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.65	1.30%

Class R4

Actual(c)	$1,000	$1,079.10	$5.37	1.02%

Hypothetical (5% return before expenses)	$1,000	$1,020.17	$5.22	1.02%

Class W

Actual(d)	$1,000	$1,052.40	$3.65	1.03%

Hypothetical (5% return before expenses)	$1,000	$1,020.12	$5.27	1.03%

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	August 1, 2010(a)	January 31, 2011	the period(b)	expense ratio
Class Z

Actual(d)	$1,000	$1,054.30	$2.84	.80%

Hypothetical (5% return before expenses)	$1,000	$1,021.29	$4.10	.80%

(a)	The beginning values for Class R, Class W and Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R, Class W and Class Z are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended January 31, 2011: +7.88% for Class A, +7.36% for Class B, +7.37% for Class C, +8.08% for Class I and +7.91% for Class R4.
(d)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011: +5.15% for Class R, +5.24% for Class W and +5.43% for Class Z.

10  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Income Opportunities Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (93.9%)

Aerospace & Defense (1.0%)
CPI International, Inc. Senior Unsecured(a)
02/01/15	6.428%	$246,000	$246,000
Esterline Technologies Corp.
08/01/20	7.000%	195,000	201,338
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,485,000	2,773,881
Oshkosh Corp.
03/01/17	8.250%	1,066,000	1,169,935
03/01/20	8.500%	967,000	1,080,623
TransDigm, Inc. Senior Subordinated Notes(b)(c)
12/15/18	7.750%	2,482,000	2,661,945

Total			8,133,722

Airlines (0.6%)
Delta Air Lines, Inc. Senior Secured(c)
09/15/14	9.500%	4,837,000	5,284,423

Automotive (1.6%)
Accuride Corp. Senior Secured(b)(c)
08/01/18	9.500%	730,000	808,475
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	625,000	634,375
02/15/21	6.750%	771,000	782,565
Lear Corp.
03/15/18	7.875%	2,143,000	2,325,155
03/15/20	8.125%	1,173,000	1,293,233
TRW Automotive, Inc.(c)
12/01/17	8.875%	3,135,000	3,542,550
Tenneco, Inc.
11/15/15	8.125%	3,510,000	3,746,925

Total			13,133,278

Brokerage (0.9%)
E*Trade Financial Corp. Senior Unsecured
09/15/13	7.375%	750,000	747,188
12/01/15	7.875%	6,905,000	6,905,000

Total			7,652,188

Building Materials (1.2%)
Associated Materials LLC Senior Secured(c)
11/01/17	9.125%	1,340,000	1,443,850
Gibraltar Industries, Inc.
12/01/15	8.000%	4,355,000	4,420,325
Interface, Inc. Senior Notes(c)
12/01/18	7.625%	678,000	713,595
Norcraft Companies LP/Finance Corp. Senior Secured
12/15/15	10.500%	3,579,000	3,811,635
Norcraft Holdings LP/Capital Corp. Senior Discount Notes
09/01/12	9.750%	50,000	50,125

Total			10,439,530

Chemicals (3.8%)
Ashland, Inc.
06/01/17	9.125%	2,035,000	2,368,231
CF Industries, Inc.
05/01/18	6.875%	2,620,000	2,875,450
05/01/20	7.125%	2,620,000	2,927,850
Celanese U.S. Holdings LLC(c)
10/15/18	6.625%	241,000	251,845
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	6,308,000	6,796,870
Ineos Finance PLC Senior Secured(c)
05/15/15	9.000%	2,200,000	2,420,000
Koppers, Inc.
12/01/19	7.875%	785,000	847,800
LyondellBasell Industries Senior Secured(c)
11/01/17	8.000%	5,346,000	5,987,520
Nalco Co. Senior Notes(c)
01/15/19	6.625%	3,925,000	4,096,719
Polymer Group, Inc. Senior Secured(c)
02/01/19	7.750%	580,000	595,950

See accompanying Notes to Financial Statements.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (cont.)
Polypore International, Inc.(c)
11/15/17	7.500%	$2,350,000	$2,432,250

Total			31,600,485

Construction Machinery (3.2%)
Case New Holland, Inc. Senior Notes(c)
12/01/17	7.875%	4,497,000	5,002,912
Columbus McKinnon Corp.(c)
02/01/19	7.875%	814,000	832,315
Manitowoc Co., Inc. (The)
11/01/13	7.125%	409,000	413,601
11/01/20	8.500%	1,520,000	1,637,800
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	3,447,000	3,834,787
RSC Equipment Rental, Inc./Holdings III LLC(c) Senior Secured
07/15/17	10.000%	1,865,000	2,116,775
Senior Secured
02/01/21	8.250%	1,245,000	1,279,238
Terex Corp. Senior Unsecured
06/01/16	10.875%	2,090,000	2,424,400
United Rentals North America, Inc.
06/15/16	10.875%	1,042,000	1,200,905
12/15/19	9.250%	7,435,000	8,410,844

Total			27,153,577

Consumer Cyclical Services (0.6%)
Brickman Group Holdings, Inc. Senior Notes(c)
11/01/18	9.125%	224,000	236,320
Garda World Security Corp. Senior Unsecured(c)
03/15/17	9.750%	2,039,000	2,184,279
West Corp.(c)
01/15/19	7.875%	2,840,000	2,953,600

Total			5,374,199

Consumer Products (2.2%)
ACCO Brands Corp. Senior Secured
03/15/15	10.625%	710,000	802,300
Central Garden and Pet Co.
03/01/18	8.250%	3,533,000	3,674,320
Jarden Corp.
05/01/16	8.000%	2,895,000	3,144,694
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	3,144,000	3,399,450
NBTY, Inc.(c)
10/01/18	9.000%	300,000	323,250
Scotts Miracle-Gro Co. (The)(c)
12/15/20	6.625%	470,000	475,875
Sealy Mattress Co. Senior Secured(c)
04/15/16	10.875%	1,615,000	1,824,950
Spectrum Brands Holdings, Inc. Senior Secured(c)
06/15/18	9.500%	4,533,000	4,997,632

Total			18,642,471

Diversified Manufacturing (1.3%)
Amsted Industries, Inc. Senior Notes(c)
03/15/18	8.125%	2,565,000	2,722,106
CPM Holdings, Inc. Senior Secured(c)
09/01/14	10.625%	3,094,000	3,341,520
Pinafore LLC/Inc. Senior Secured(c)
10/01/18	9.000%	500,000	551,875
SPX Corp.(c)
09/01/17	6.875%	2,865,000	3,079,875
WireCo WorldGroup, Inc. Senior Unsecured(c)
05/15/17	9.500%	1,460,000	1,562,200

Total			11,257,576

Electric (3.3%)
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	1,330,000	1,326,675
Calpine Corp. Senior Secured(c)
02/15/21	7.500%	2,090,000	2,116,125
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	3,270,000	2,681,400
Energy Future Holdings Corp. Senior Secured(b)(c)
01/15/20	10.250%	2,590,000	2,740,492
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	664,000	704,242

See accompanying Notes to Financial Statements.

12  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (cont.)
Ipalco Enterprises, Inc. Senior Secured(c)
04/01/16	7.250%	$595,000	$641,112
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	4,416,870	4,438,954
NRG Energy, Inc.
01/15/17	7.375%	12,378,000	12,873,120

Total			27,522,120

Entertainment (1.2%)
AMC Entertainment, Inc.
06/01/19	8.750%	2,914,000	3,125,265
Cinemark USA, Inc.(b)
06/15/19	8.625%	1,557,000	1,685,453
Regal Cinemas Corp.
07/15/19	8.625%	2,300,000	2,449,500
Speedway Motorsports, Inc.
06/01/13	6.750%	387,000	392,321
06/01/16	8.750%	2,000,000	2,175,000
Speedway Motorsports, Inc.(c)(d) Senior Notes
02/01/19	6.750%	405,000	409,050

Total			10,236,589

Environmental (0.1%)
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	562,000	595,720

Food and Beverage (0.7%)
Cott Beverages, Inc.
11/15/17	8.375%	1,050,000	1,135,313
09/01/18	8.125%	1,021,000	1,102,680
Darling International, Inc.(c)
12/15/18	8.500%	480,000	518,400
Michael Foods, Inc. Senior Notes(c)
07/15/18	9.750%	1,655,000	1,803,950
Pinnacle Foods Finance LLC/Corp.
09/01/17	8.250%	982,000	1,011,460

Total			5,571,803

Gaming (5.7%)
Boyd Gaming Corp. Senior Notes(b)(c)
12/01/18	9.125%	5,542,000	5,791,390
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp. 1st Mortgage
03/01/12	10.125%	230,000	224,250
CityCenter Holdings LLC/Finance Corp. Senior Secured(c)
01/15/16	7.625%	500,000	512,500
FireKeepers Development Authority Senior Secured(c)
05/01/15	13.875%	2,019,000	2,412,705
MGM Resorts International Senior Secured
05/15/14	10.375%	745,000	843,713
11/15/17	11.125%	2,530,000	2,922,150
MGM Resorts International(b)(c) Senior Secured
03/15/20	9.000%	5,200,000	5,746,000
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	1,815,000	2,001,037
Pinnacle Entertainment, Inc.
08/01/17	8.625%	605,000	662,475
Pinnacle Entertainment, Inc.(b)
05/15/20	8.750%	4,093,000	4,348,812
Pokagon Gaming Authority Senior Notes(c)
06/15/14	10.375%	5,369,000	5,556,915
San Pasqual Casino(c)
09/15/13	8.000%	587,000	587,734
Seminole Indian Tribe of Florida(c)
10/01/20	7.804%	965,000	950,033
Senior Secured
10/01/20	6.535%	4,140,000	4,057,738
Seneca Gaming Corp.(c)
12/01/18	8.250%	1,984,000	2,023,680
Shingle Springs Tribal Gaming Authority Senior Notes(c)
06/15/15	9.375%	8,510,000	5,786,800
Tunica-Biloxi Gaming Authority Senior Unsecured(c)
11/15/15	9.000%	3,232,000	3,199,680

Total			47,627,612

Gas Distributors (0.4%)
Energy Transfer Equity LP
10/15/20	7.500%	3,226,000	3,443,755

See accompanying Notes to Financial Statements.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (2.7%)
El Paso Corp.
01/15/32	7.750%	$5,440,000	$5,510,230
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,200,000	1,230,000
Regency Energy Partners LP/Finance Corp.(b)
06/01/16	9.375%	4,555,000	5,033,275
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	675,000	723,831
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	6,808,000	6,876,080
Southern Star Central Corp.(c) Senior Unsecured
03/01/16	6.750%	3,600,000	3,672,000

Total			23,045,416

Health Care (4.5%)
AMGH Merger Sub, Inc.(c)
11/01/18	9.250%	664,000	705,500
American Renal Holdings Senior Secured(c)
05/15/18	8.375%	1,088,000	1,117,920
Apria Healthcare Group, Inc. Senior Secured
11/01/14	11.250%	3,355,000	3,703,081
Capella Healthcare, Inc.(c)
07/01/17	9.250%	385,000	417,725
ConvaTec Healthcare E SA Senior Unsecured(c)
12/15/18	10.500%	2,765,000	2,941,269
Fresenius Medical Care U.S. Finance, Inc.(c)(d)
02/15/21	5.750%	3,120,000	3,081,000
HCA, Inc. Senior Secured
09/15/20	7.250%	11,697,000	12,515,790
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	1,769,000	1,802,169
Healthsouth Corp.
02/15/20	8.125%	543,000	585,083
LifePoint Hospitals, Inc.(c)
10/01/20	6.625%	961,000	971,811
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	2,910,000	3,331,950
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,829,000	1,879,297
Vanguard Health Holding Co. II LLC/Inc.(b)(c) Senior Notes
02/01/19	7.750%	330,000	333,300
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	900,000	918,000
inVentiv Health, Inc.(c)
08/15/18	10.000%	3,528,000	3,580,920

Total			37,884,815

Home Construction (0.4%)
K Hovnanian Enterprises, Inc. Senior Secured
10/15/16	10.625%	1,951,000	2,068,060
KB Home
09/15/17	9.100%	1,020,000	1,078,650
William Lyon Homes, Inc.
02/15/14	7.500%	340,000	255,000

Total			3,401,710

Independent Energy (9.2%)
Anadarko Petroleum Corp. Senior Unsecured
09/15/17	6.375%	3,730,000	4,110,983
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	3,600,000	4,149,000
11/01/20	6.750%	765,000	776,475
Brigham Exploration Co.(c)
10/01/18	8.750%	1,785,000	1,945,650
Carrizo Oil & Gas, Inc.(c)
10/15/18	8.625%	4,138,000	4,339,727
Chaparral Energy, Inc.
12/01/15	8.500%	785,000	814,438
Chaparral Energy, Inc.(b)(c)
10/01/20	9.875%	495,000	543,263
Chesapeake Energy Corp.
08/15/20	6.625%	6,515,000	6,751,169
Comstock Resources, Inc.
10/15/17	8.375%	2,575,000	2,645,812
Concho Resources, Inc.
10/01/17	8.625%	3,854,000	4,239,400
Senior Notes
01/15/21	7.000%	1,860,000	1,939,050
Continental Resources, Inc.
10/01/20	7.375%	804,000	856,260
Continental Resources, Inc.(c)
04/01/21	7.125%	1,767,000	1,864,185

See accompanying Notes to Financial Statements.

14  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (cont.)
Denbury Resources, Inc.
12/15/15	7.500%	$441,000	$459,743
03/01/16	9.750%	1,745,000	1,971,850
02/15/20	8.250%	1,301,000	1,427,848
EXCO Resources, Inc.
09/15/18	7.500%	4,686,000	4,686,000
Forest Oil Corp.
06/15/19	7.250%	1,890,000	1,960,875
Hilcorp Energy I LP/Finance Co.(c) Senior Unsecured
11/01/15	7.750%	5,135,000	5,327,562
06/01/16	9.000%	2,000,000	2,110,000
Petrohawk Energy Corp.
08/01/14	10.500%	2,800,000	3,206,000
06/01/15	7.875%	1,120,000	1,187,200
08/15/18	7.250%	1,755,000	1,803,262
Petrohawk Energy Corp.(c)
08/15/18	7.250%	1,850,000	1,898,562
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	2,595,000	2,711,775
Quicksilver Resources, Inc.
08/01/15	8.250%	4,665,000	4,874,925
08/15/19	9.125%	2,003,000	2,183,270
Range Resources Corp.
03/15/15	6.375%	550,000	559,625
05/15/16	7.500%	1,115,000	1,165,175
05/01/18	7.250%	395,000	420,675
05/15/19	8.000%	2,000,000	2,200,000
08/01/20	6.750%	2,220,000	2,319,900

Total			77,449,659

Life Insurance (0.8%)
ING Groep NV(a)
12/29/49	5.775%	8,028,000	6,984,360

Lodging (0.7%)
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
12/01/19	7.150%	993,000	1,084,853
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	2,336,000	2,460,235
02/01/18	5.750%	443,000	454,209
03/01/20	7.375%	2,025,000	2,212,313

Total			6,211,610

Media Cable (3.8%)
Bresnan Broadband Holdings LLC(b)(c)
12/15/18	8.000%	100,000	105,000
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	2,395,000	2,412,963
04/30/20	8.125%	6,917,000	7,375,251
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	1,100,000	1,262,250
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	2,765,000	3,089,887
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(c)
11/15/17	8.625%	4,104,000	4,293,810
DISH DBS Corp.
02/01/16	7.125%	4,510,000	4,712,950
09/01/19	7.875%	3,039,000	3,217,541
Insight Communications Co., Inc. Senior Notes(c)
07/15/18	9.375%	1,640,000	1,783,500
Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500%	3,241,000	3,435,460

Total			31,688,612

Media Non-Cable (7.1%)
Belo Corp. Senior Unsecured
11/15/16	8.000%	5,455,000	5,945,950
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	5,306,000	5,876,395
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	4,445,000	4,756,150
Intelsat Jackson Holdings SA Senior Unsecured(c)
10/15/20	7.250%	1,960,000	1,994,300
Interpublic Group of Companies, Inc. (The) Senior Unsecured
07/15/17	10.000%	5,095,000	6,063,050
Nielsen Finance LLC/Co.(c)
10/15/18	7.750%	6,518,000	7,006,850
Salem Communications Corp. Senior Secured
12/15/16	9.625%	5,488,000	5,954,480

See accompanying Notes to Financial Statements.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (cont.)
Sinclair Television Group, Inc. Secured(c)
11/01/17	9.250%	$7,926,000	$8,718,600
Sirius XM Radio, Inc.(b)(c)
04/01/15	8.750%	2,660,000	2,899,400
Sirius XM Radio, Inc.(c) Senior Secured
09/01/15	9.750%	1,385,000	1,561,588
Univision Communications, Inc. Senior Secured(b)(c)
11/01/20	7.875%	3,980,000	4,238,700
XM Satellite Radio, Inc.(c)
11/01/18	7.625%	4,625,000	4,798,437

Total			59,813,900

Metals (3.4%)
Arch Coal, Inc.
10/01/20	7.250%	249,000	262,695
Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,426,750
Consol Energy, Inc.(c)
04/01/17	8.000%	3,157,000	3,425,345
04/01/20	8.250%	3,361,000	3,680,295
FMG Resources August 2006 Proprietary Ltd.(b)(c) Senior Notes
02/01/16	6.375%	1,930,000	1,951,713
FMG Resources August 2006 Proprietary Ltd.(c) Senior Notes
11/01/15	7.000%	4,233,000	4,363,265
Novelis, Inc.(c)
12/15/17	8.375%	2,795,000	3,011,612
12/15/20	8.750%	2,795,000	3,036,069
Peabody Energy Corp.
11/01/16	7.375%	620,000	694,400
Rain CII Carbon LLC/Corp. Senior Secured(c)
12/01/18	8.000%	2,380,000	2,522,800
United States Steel Corp. Senior Unsecured
02/01/18	7.000%	1,762,000	1,810,455
04/01/20	7.375%	2,600,000	2,710,500

Total			28,895,899

Non-Captive Consumer (0.3%)
American General Finance Corp. Senior Unsecured
12/15/17	6.900%	3,186,000	2,763,855

Non-Captive Diversified (6.9%)
Ally Financial, Inc.
03/15/20	8.000%	13,038,000	14,732,940
Ally Financial, Inc.(c)
12/01/17	6.250%	2,930,000	3,025,225
09/15/20	7.500%	2,200,000	2,392,500
CIT Group, Inc. Senior Secured
05/01/16	7.000%	3,000,000	3,030,000
05/01/17	7.000%	14,360,000	14,485,650
Ford Motor Credit Co. LLC Senior Unsecured
10/01/14	8.700%	4,775,000	5,477,603
04/15/15	7.000%	1,400,000	1,539,329
12/15/16	8.000%	4,550,000	5,160,924
International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	1,935,000	2,109,150
International Lease Finance Corp.(b) Senior Unsecured
09/01/17	8.875%	2,960,000	3,293,000
International Lease Finance Corp.(c) Senior Unsecured
03/15/17	8.750%	2,389,000	2,675,680

Total			57,922,001

Oil Field Services (1.5%)
McJunkin Red Man Corp. Senior Secured(c)
12/15/16	9.500%	2,694,000	2,667,060
Oasis Petroleum, Inc. Senior Notes(c)(d)
02/01/19	7.250%	755,000	770,100
Offshore Group Investments Ltd. Senior Secured(c)
08/01/15	11.500%	4,935,000	5,454,681
Precision Drilling Corp.(c)
11/15/20	6.625%	700,000	723,625
Pride International, Inc. Senior Unsecured
08/15/20	6.875%	583,000	636,927
SM Energy Co. Senior Unsecured(c)(d)
02/15/19	6.625%	271,000	271,000
Trinidad Drilling Ltd. Senior Unsecured(c)
01/15/19	7.875%	1,650,000	1,704,704

Total			12,228,097

See accompanying Notes to Financial Statements.

16  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Other Financial Institutions (0.3%)
Cardtronics, Inc.
09/01/18	8.250%	$2,275,000	$2,428,563

Other Industry (1.1%)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	2,671,000	2,757,807
Chart Industries, Inc.
10/15/15	9.125%	5,140,000	5,281,350
Interline Brands, Inc.
11/15/18	7.000%	1,129,000	1,160,048

Total			9,199,205

Packaging (3.6%)
Ardagh Packaging Finance PLC(c)
10/15/20	9.125%	1,655,000	1,791,537
Senior Secured
10/15/17	7.375%	760,000	797,050
Ball Corp.
09/01/19	7.375%	1,120,000	1,208,200
09/15/20	6.750%	1,151,000	1,217,183
Crown Americas LLC/Capital Corp. III Senior Notes(c)
02/01/21	6.250%	2,910,000	2,953,650
Greif, Inc. Senior Unsecured
02/01/17	6.750%	4,050,000	4,272,750
08/01/19	7.750%	300,000	327,000
Reynolds Group Issuer, Inc./LLC(c)
04/15/19	9.000%	2,180,000	2,289,000
Senior Secured
10/15/16	7.750%	5,813,000	6,161,780
04/15/19	7.125%	1,906,000	1,967,945
Reynolds Group Issuer, Inc./LLC(c)(d) Senior Secured
02/15/21	6.875%	1,640,000	1,654,350
Senior Secured
02/15/21	8.250%	2,527,000	2,552,270
Sealed Air Corp. Senior Notes
06/15/17	7.875%	2,950,000	3,296,457

Total			30,489,172

Paper (1.2%)
Cascades, Inc.
12/15/17	7.750%	4,430,000	4,607,200
Graphic Packaging International, Inc.
06/15/17	9.500%	3,270,000	3,621,525
10/01/18	7.875%	545,000	580,425
Verso Paper Holdings LLC/Inc. Senior Secured(b)(c)
02/01/19	8.750%	1,399,000	1,449,714

Total			10,258,864

Pharmaceuticals (1.8%)
Giant Funding Corp. Secured(c)
02/01/18	8.250%	2,650,000	2,739,437
Mylan, Inc.(c)
11/15/18	6.000%	2,305,000	2,351,100
Patheon, Inc. Senior Secured(c)
04/15/17	8.625%	1,908,000	1,955,700
Valeant Pharmaceuticals International(c)
10/01/17	6.750%	3,005,000	3,095,150
10/01/20	7.000%	1,340,000	1,381,875
Warner Chilcott Co. LLC/Finance(c)
09/15/18	7.750%	3,167,000	3,293,680

Total			14,816,942

Railroads (0.2%)
Kansas City Southern Railway
06/01/15	8.000%	1,875,000	2,025,000

Retailers (2.0%)
Giraffe Acquisition Corp. Senior Unsecured(c)
12/01/18	9.125%	3,705,000	3,908,775
HSN, Inc.
08/01/16	11.250%	1,580,000	1,809,100
Limited Brands, Inc.
05/01/20	7.000%	2,000,000	2,110,000
QVC, Inc.(c) Senior Secured
04/15/17	7.125%	1,768,000	1,860,820
10/15/20	7.375%	1,768,000	1,858,610
Rite Aid Corp. Senior Secured(b)
08/15/20	8.000%	1,183,000	1,255,459
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	2,589,000	2,822,010
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%	1,303,000	1,293,227

Total			16,918,001

See accompanying Notes to Financial Statements.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Technology (2.8%)
Amkor Technology, Inc. Senior Unsecured(b)
05/01/18	7.375%	$1,478,000	$1,542,663
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	637,000	678,405
CommScope, Inc. Senior Notes(c)
01/15/19	8.250%	1,813,000	1,880,987
First Data Corp.(b)
09/24/15	9.875%	1,928,000	1,923,180
PIK
09/24/15	10.550%	114,000	115,140
First Data Corp.(b)(c) Senior Secured
08/15/20	8.875%	2,960,000	3,189,400
First Data Corp.(c) Senior Notes
01/15/21	12.625%	2,911,000	2,947,387
Senior Secured
01/15/21	8.250%	776,000	746,900
Freescale Semiconductor, Inc. Senior Secured(c)
04/15/18	9.250%	1,640,000	1,816,300
Interactive Data Corp.(c)
08/01/18	10.250%	3,520,000	3,898,400
SunGard Data Systems, Inc. Senior Unsecured(c)
11/15/18	7.375%	4,285,000	4,370,700
Trans Union LLC/Financing Corp.(c)
06/15/18	11.375%	400,000	464,000

Total			23,573,462

Transportation Services (1.1%)
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	1,282,000	1,410,200
Avis Budget Car Rental LLC/Finance, Inc.(c)
01/15/19	8.250%	1,825,000	1,898,000
Hertz Corp. (The)(b)(c)
10/15/18	7.500%	2,345,000	2,473,975
01/15/21	7.375%	2,879,000	2,983,364

Total			8,765,539

Wireless (6.2%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(c)
05/01/17	7.750%	7,300,000	8,030,000
Clearwire Communications LLC/Finance, Inc. Senior Secured(c)
12/01/15	12.000%	3,273,000	3,551,205
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	2,167,000	2,280,767
MetroPCS Wireless, Inc.
09/01/18	7.875%	3,900,000	4,065,750
11/15/20	6.625%	2,545,000	2,455,925
NII Capital Corp.
08/15/16	10.000%	721,000	807,520
Nextel Communications, Inc.
08/01/15	7.375%	1,523,000	1,534,423
SBA Telecommunications, Inc.
08/15/16	8.000%	1,805,000	1,971,963
08/15/19	8.250%	2,766,000	3,049,515
Sprint Capital Corp.
05/01/19	6.900%	1,955,000	1,959,888
11/15/28	6.875%	3,040,000	2,720,800
Sprint Nextel Corp. Senior Unsecured(b)
08/15/17	8.375%	11,007,000	12,025,147
Wind Acquisition Finance SA(c)
07/15/17	11.750%	4,145,000	4,725,300
Senior Secured
02/15/18	7.250%	3,152,000	3,262,320
Wind Acquisition Finance SA(c)(e)(f)(g)(h) Escrow
07/15/17	0.000%	4,145,000	—

Total			52,440,523

Wirelines (4.5%)
Cincinnati Bell, Inc.
02/15/15	7.000%	1,585,000	1,604,811
10/15/17	8.250%	3,685,000	3,721,850
10/15/20	8.375%	1,255,000	1,223,625
Frontier Communications Corp. Senior Unsecured
04/15/15	7.875%	788,000	874,680
04/15/17	8.250%	1,971,000	2,207,520
04/15/20	8.500%	1,610,000	1,815,275
ITC Deltacom, Inc. Senior Secured
04/01/16	10.500%	2,026,000	2,218,470
Integra Telecom Holdings, Inc. Senior Secured(c)
04/15/16	10.750%	1,917,000	2,079,945

See accompanying Notes to Financial Statements.

18  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (cont.)
Level 3 Financing, Inc.
11/01/14	9.250%	$6,050,000	$6,125,625
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	4,943,000	5,313,725
Qwest Communications International, Inc.
10/01/15	8.000%	1,930,000	2,089,225
04/01/18	7.125%	600,000	648,000
Windstream Corp.
11/01/17	7.875%	5,700,000	6,106,125
Windstream Corp.(b)
10/15/20	7.750%	1,840,000	1,899,800

Total			37,928,676

Total Corporate Bonds & Notes
(Cost: $739,040,781)			790,802,929

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans(i) (0.5%)

Building Materials (0.1%)
Goodman Global, Inc.(a)
1st Lien Term Loan
10/28/16	5.750%	$568,575	$572,981
2nd Lien Term Loan
10/30/17	9.000%	220,000	227,810

Total			800,791

Consumer Products (0.3%)
Visant Corp. Tranche B Term Loan(a)
12/22/16	7.000%	3,122,175	3,165,885

Gaming (0.1%)
Great Lakes Gaming of Michigan LLC(a)(e)(g) Development Term Loan
08/15/12	9.000%	409,856	407,151
Non-Gaming Land Acquisition Letter of Credit
08/15/12	9.000%	94,773	94,148

Total			501,299

Total Senior Loans
(Cost: $4,375,987)			4,467,975

Issuer	Shares	Value

Common Stocks (0.3%)

MATERIALS (0.3%)

Chemicals (0.3%)
Chemtura Corp.(j)	130,755	$2,182,301

TOTAL MATERIALS		2,182,301

Total Common Stocks
(Cost: $553,720)		2,182,301

Money Market Fund (4.1%)

Columbia Short-Term Cash Fund, 0.218%(k)(l)	34,376,536	$34,376,536

Total Money Market Fund
(Cost: $34,376,536)		34,376,536

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (5.3%)

Certificates of Deposit (1.4%)
Barclays Bank PLC
02/23/11	0.425%	$1,000,000	$1,000,000
Commerzbank AG
02/07/11	0.370%	2,000,000	2,000,000
Den Danske Bank
03/04/11	0.330%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	1,000,000	1,000,000
Norinchukin Bank
04/25/11	0.340%	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	2,000,000	2,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
02/07/11	0.400%	1,000,000	1,000,000
United Overseas Bank Ltd.
04/18/11	0.390%	1,000,000	1,000,000

Total			12,000,000

Repurchase Agreements (3.9%)
Barclays Capital, Inc. dated 01/04/11, matures 03/03/11, repurchase price $5,001,507(m)
	0.350%	5,000,000	5,000,000
Cantor Fitzgerald & Co. dated 01/31/11, matures 02/01/11, repurchase price $5,000,033(m)
	0.240%	5,000,000	5,000,000

See accompanying Notes to Financial Statements.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Citigroup Global Markets, Inc. dated 01/31/11, matures 02/01/11, repurchase price $5,000,029(m)
	0.210%	$5,000,000	$5,000,000
Deutsche Bank AG dated 01/31/11, matures 02/01/11, repurchase price $1,755,763(m)
	0.220%	1,755,753	1,755,753
Merrill Lynch Government Securities Income dated 01/31/11, matures 02/01/11, repurchase price $6,000,037(m)
	0.220%	6,000,000	6,000,000
Pershing LLC dated 01/31/11, matures 02/01/11, repurchase price $10,000,083(m)
	0.300%	10,000,000	10,000,000

Total			32,755,753

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $44,755,753)			44,755,753

Total Investments
(Cost: $823,102,777)			$876,585,494
Other Assets & Liabilities, Net			(34,786,050)

Net Assets			$841,799,444

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2011.

(b)	At January 31, 2011, security was partially or fully on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $315,803,027 or 37.52% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

See accompanying Notes to Financial Statements.

20  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2011 was $501,299, representing 0.06% of net assets. Information concerning such security holdings at January 31, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Great Lakes Gaming of Michigan LLC Development Term Loan 9.000% 2012	03-02-07 thru 09-15-07	$407,419
Great Lakes Gaming of Michigan LLC Non-Gaming Land Acquisition Letter of Credit 9.000% 2012	03-02-07 thru 09-15-07	94,194
Wind Acquisition Finance SA Escrow 0.000% 2017	11-15-10	—

(f)	Negligible market value.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At January 31, 2011, the value of these securities amounted to $501,299, which represents 0.06% of net assets.

(h)	Zero coupon bond.

(i)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Non-income producing.

(k)	Investments in affiliates during the period ended January 31, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$13,652,024	$251,005,019	$(230,280,507)	$—	$34,376,536	$34,254	$34,376,536

(l)	The rate shown is the seven-day current annualized yield at January 31, 2011.

See accompanying Notes to Financial Statements.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(m)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.350%)
Security description	Value(a)
Archer Daniels	$18,573
Australia & New Zealand Bank Group	137,642
Banco Bilbao Vizcaya	159,011
BP Capital Markets PLC	249,197
BPCE	329,908
Caisse Centrale	283,272
Danske Corp	334,113
Electricite De France	362,291
Erste Finance (De) LLC	276,542
Export Development Corp	99,969
Golden Funding Corp	17,999
International Business Mach Corp	22,329
John Deere Capital Co	16,583
John Deere Credit Ltd	19,999
Kells Funding LLC	236,534
Prudential PLC	89,751
Royal Park Investments	246,394
Santander	331,667
Silver Tower US Fund	118,317
Societe Generale	1,183,307
Swedbank	499,987
Wal-Mart Stores Inc	216,615

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald & Co. (0.240%)
Security description	Value(a)
Fannie Mae Interest Strip	$259,774
Fannie Mae Pool	1,111,095
Fannie Mae Principal Strip	10,799
Fannie Mae REMICS	328,424
Fannie Mae Whole Loan	18,089
Federal Farm Credit Bank	73,516
Federal Home Loan Banks	447,345
Federal Home Loan Mortgage Corp	122,738

See accompanying Notes to Financial Statements.

22  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.240%) (continued)
Security description	Value(a)
Federal National Mortgage Association	$315,021
FHLMC Structured Pass Through Securities	121,093
Freddie Mac Coupon Strips	163
Freddie Mac Non Gold Pool	469,381
Freddie Mac Reference REMIC	2,730
Freddie Mac REMICS	147,430
Freddie Mac Strips	39,305
Ginnie Mae I Pool	231,019
Ginnie Mae II Pool	469,876
Government National Mortgage Association	228,892
United States Treasury Inflation Indexed Bonds	75,550
United States Treasury Note/Bond	96,227
United States Treasury Strip Coupon	457,043
United States Treasury Strip Principal	74,501

Total market value of collateral securities	$5,100,011

Citigroup Global Markets, Inc. (0.210%)
Security description	Value(a)
Fannie Mae Benchmark REMIC	$23,768
Fannie Mae REMICS	1,746,946
Fannie Mae Whole Loan	41,064
Fannie Mae-Aces	3,261
Freddie Mac Reference REMIC	158,131
Freddie Mac REMICS	2,524,635
Government National Mortgage Association	602,195

Total market value of collateral securities	$5,100,000

Deutsche Bank AG (0.220%)
Security description	Value(a)
Ginnie Mae I Pool	$664,750
Ginnie Mae II Pool	1,126,118

Total market value of collateral securities	$1,790,868

See accompanying Notes to Financial Statements.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Merrill Lynch Government Securities Income (0.220%)
Security description	Value(a)
Fannie Mae REMICS	$3,285,352
Freddie Mac REMICS	2,834,717

Total market value of collateral securities	$6,120,069

Pershing LLC (0.300%)
Security description	Value(a)
Fannie Mae Pool	$1,526,944
Fannie Mae REMICS	1,584,742
Federal Farm Credit Bank	159,323
Federal Home Loan Banks	93,114
Federal Home Loan Mortgage Corp	13,376
Federal National Mortgage Association	46,502
Freddie Mac Gold Pool	419,605
Freddie Mac Non Gold Pool	60,053
Freddie Mac REMICS	1,449,453
Ginnie Mae I Pool	260,626
Ginnie Mae II Pool	297,846
Government National Mortgage Association	4,277,138
United States Treasury Note/Bond	3,867
United States Treasury Strip Principal	7,411

Total market value of collateral securities	$10,200,000

Abbreviation Legend

PIK	Payment-in-Kind

See accompanying Notes to Financial Statements.

24  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

See accompanying Notes to Financial Statements.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$790,802,929	$—	$790,802,929

Total Bonds	—	790,802,929	—	790,802,929

Equity Securities
Common Stocks	2,182,301	—	—	2,182,301

Total Equity Securities	2,182,301	—	—	2,182,301

Other
Senior Loans
Gaming	—	—	501,299	501,299
All Other Industries	—	3,966,676	—	3,966,676
Affiliated Money Market Fund(c)	34,376,536	—	—	34,376,536
Investments of Cash Collateral Received for Securities on Loan	—	44,755,753	—	44,755,753

Total Other	34,376,536	48,722,429	501,299	83,600,264

Total	$36,558,837	$839,525,358	$501,299	$876,585,494

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

See accompanying Notes to Financial Statements.

26  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans
Balance as of July 31, 2010	$842,576
Accrued discounts/premiums	1,441
Realized gain (loss)	2,252
Change in unrealized appreciation (depreciation)*	9,909
Sales	(354,879)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2011	$501,299

*	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2011 was $8,284.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  27

Statement of Assets and Liabilities
January 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $743,970,488)	$797,453,205
Affiliated issuers (identified cost $34,376,536)	34,376,536
Investment of cash collateral received for securities on loan (identified cost $44,755,753)	44,755,753

Total investments (identified cost $823,102,777)	876,585,494
Receivable for:
Capital shares sold	6,764,851
Investments sold	2,731,117
Dividends	8,131
Interest	16,321,489
Reclaims	35,465

Total assets	902,446,547

Liabilities
Due upon return of securities on loan	44,755,753
Payable for:
Investments purchased	1,374,926
Investments purchased on a delayed delivery basis	8,695,270
Capital shares purchased	1,027,807
Dividend distributions to shareholders	4,601,052
Investment management fees	41,929
Distribution fees	19,138
Transfer agent fees	29,388
Administration fees	4,673
Plan administration fees	7
Other expenses	97,160

Total liabilities	60,647,103

Net assets applicable to outstanding capital stock	$841,799,444

28  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Represented by
Paid-in capital	$773,469,564
Undistributed net investment income	554,527
Accumulated net realized gain	14,292,636
Unrealized appreciation (depreciation) on:
Investments	53,482,717

Total — representing net assets applicable to outstanding capital stock	$841,799,444

*Value of securities on loan	$43,710,856

Net assets
Class A	$557,022,210
Class B	$29,490,887
Class C	$65,323,146
Class I	$180,280,532
Class R	$2,458
Class R4	$321,943
Class W	$2,458
Class Z	$9,355,810
Shares outstanding
Class A	57,564,590
Class B	3,048,939
Class C	6,755,108
Class I	18,609,557
Class R	254
Class R4	33,160
Class W	254
Class Z	964,838
Net asset value per share
Class A(a)	$9.68
Class B	$9.67
Class C	$9.67
Class I	$9.69
Class R	$9.68
Class R4	$9.71
Class W	$9.68
Class Z	$9.70

(a)	The maximum offering price per share for Class A is $10.16. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  29

Statement of Operations
Six months ended January 31, 2011 (Unaudited)

Net investment income
Income:
Interest	$31,992,189
Dividends from affiliates	34,254
Income from securities lending — net	50,478
Foreign taxes withheld	(9,267)

Total income	32,067,654

Expenses:
Investment management fees	2,493,394
Distribution fees
Class A	664,904
Class B	151,281
Class C	324,402
Class R	5
Class W	2
Transfer agent fees
Class A	327,178
Class B	19,351
Class C	40,322
Class R4	85
Class Z	439
Administration fees	278,361
Plan administration fees
Class R4	459
Compensation of board members	10,040
Custodian fees	8,795
Printing and postage fees	58,852
Registration fees	79,841
Professional fees	16,632
Other	25,958

Total expenses	4,500,301

Net investment income	27,567,353

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	26,740,184
Swap contracts	65,278

Net realized gain	26,805,462
Net change in unrealized appreciation (depreciation) on:
Investments	6,511,435

Net change in unrealized appreciation	6,511,435

Net realized and unrealized gain	33,316,897

Net increase in net assets resulting from operations	$60,884,250

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	January 31, 2011	July 31, 2010
	(Unaudited)
Operations
Net investment income	$27,567,353	$56,704,678
Net realized gain	26,805,462	49,685,345
Net change in unrealized appreciation	6,511,435	6,266,646

Net increase in net assets resulting from operations	60,884,250	112,656,669

Distributions to shareholders from:
Net investment income
Class A	(17,821,363)	(36,664,965)
Class B	(901,021)	(2,576,009)
Class C	(1,937,876)	(3,595,551)
Class I	(6,705,294)	(14,591,459)
Class R	(54)	—
Class R4	(12,680)	(26,671)
Class R5	(28)	(144)
Class W	(57)	—
Class Z	(34,923)	—
Net realized gains
Class A	(23,083,141)	—
Class B	(1,319,749)	—
Class C	(2,888,562)	—
Class I	(8,458,223)	—
Class R	(113)	—
Class R4	(16,621)	—
Class W	(113)	—
Class Z	(31,650)	—

Total distributions to shareholders	(63,211,468)	(57,454,799)

Increase in net assets from capital share transactions	72,441,535	86,704,442

Total increase in net assets	70,114,317	141,906,312
Net assets at beginning of period	771,685,127	629,778,815

Net assets at end of period	$841,799,444	$771,685,127

Undistributed net investment income	$554,527	$400,470

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  31

Statements of Changes in Net Assets (continued)

	Six months ended
	January 31, 2011		Year ended
	(Unaudited)		July 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	13,955,623	136,112,614	21,298,619	199,381,768
Conversions from Class B	1,176	11,433	695,198	6,756,689
Distributions reinvested	3,360,967	32,177,943	3,212,052	30,311,091
Redemptions	(11,053,345)	(108,810,808)	(18,556,230)	(174,832,151)

Net increase	6,264,421	59,491,182	6,649,639	61,617,397

Class B shares
Subscriptions	293,644	2,866,158	971,816	9,083,933
Distributions reinvested	186,956	1,788,175	220,920	2,082,733
Conversions to Class A	(1,176)	(11,433)	(695,198)	(6,756,689)
Redemptions	(419,560)	(4,119,831)	(1,291,439)	(12,156,079)

Net increase (decrease)	59,864	523,069	(793,901)	(7,746,102)

Class C shares
Subscriptions	944,053	9,256,027	3,155,024	29,544,628
Distributions reinvested	368,015	3,515,910	238,328	2,252,198
Redemptions	(781,182)	(7,689,808)	(1,072,071)	(10,111,526)

Net increase	530,886	5,082,129	2,321,281	21,685,300

Class I shares
Subscriptions	319,690	3,131,439	4,883,384	46,098,296
Distributions reinvested	1,609,473	15,448,044	1,541,403	14,562,154
Redemptions	(2,113,669)	(20,439,515)	(5,189,329)	(49,644,006)

Net increase (decrease)	(184,506)	(1,860,032)	1,235,458	11,016,444

Class R shares
Subscriptions	254	2,500	—	—

Net increase	254	2,500	—	—

Class R4 shares
Subscriptions	11,143	109,435	20,839	198,325
Distributions reinvested	3,004	28,883	2,702	25,644
Redemptions	(22,362)	(219,291)	(10,126)	(97,566)

Net increase (decrease)	(8,215)	(80,973)	13,415	126,403

Class R5 shares
Subscriptions	—	—	521	5,000
Redemptions	(521)	(5,036)	—	—

Net increase (decrease)	(521)	(5,036)	521	5,000

Class W shares
Subscriptions	254	2,500	—	—

Net increase	254	2,500	—	—

32  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	January 31, 2011		Year ended
	(Unaudited)		July 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z shares
Subscriptions	964,699	$9,285,036	—	$—
Distributions reinvested	3,056	29,048	—	—
Redemptions	(2,917)	(27,888)	—	—

Net increase	964,838	9,286,196	—	—

Total net increase	7,627,275	72,441,535	9,426,413	86,704,442

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.72		$9.00	$9.34	$9.99	$10.10	$10.53

Income from investment operations:
Net investment income	.33		.73	.75	.69	.68	.64
Net realized and unrealized gain (loss) on investments	.43		.73	(.39)	(.54)	(.10)	(.30)

Total from investment operations	.76		1.46	.36	.15	.58	.34

Less distributions to shareholders from:
Net investment income	(.35)		(.74)	(.70)	(.66)	(.69)	(.62)
Net realized gains	(.45)		—	—	(.14)	—	(.15)

Total distributions to shareholders	(.80)		(.74)	(.70)	(.80)	(.69)	(.77)

Net asset value, end of period	$9.68		$9.72	$9.00	$9.34	$9.99	$10.10

Total return	7.88%		16.76%	5.24%	1.30%	5.69%	3.49%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.10%	(b)	1.11%	1.19%	1.16%	1.14%	1.14%

Net expenses after fees waived or expenses reimbursed(c)	1.10%	(b)	1.11%	1.19%	1.16%	1.14%	1.14%

Net investment income	6.75%	(b)	7.77%	9.15%	7.00%	6.57%	6.25%

Supplemental data
Net assets, end of period (in thousands)	$557,022		$498,803	$402,064	$138,240	$177,439	$193,826

Portfolio turnover	45%		86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

34  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$9.72		$9.00	$9.34	$9.98	$10.09	$10.53

Income from investment operations:
Net investment income	.30		.66	.68	.61	.60	.56
Net realized and unrealized gain (loss) on investments	.41		.73	(.38)	(.53)	(.10)	(.30)

Total from investment operations	.71		1.39	.30	.08	.50	.26

Less distributions to shareholders from:
Net investment income	(.31)		(.67)	(.64)	(.58)	(.61)	(.55)
Net realized gains	(.45)		—	—	(.14)	—	(.15)

Total distributions to shareholders	(.76)		(.67)	(.64)	(.72)	(.61)	(.70)

Net asset value, end of period	$9.67		$9.72	$9.00	$9.34	$9.98	$10.09

Total return	7.36%		15.88%	4.44%	0.64%	4.89%	2.60%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.85%	(b)	1.87%	1.96%	1.92%	1.90%	1.90%

Net expenses after fees waived or expenses reimbursed(c)	1.85%	(b)	1.87%	1.96%	1.92%	1.90%	1.90%

Net investment income	5.98%	(b)	7.01%	8.29%	6.22%	5.79%	5.46%

Supplemental data
Net assets, end of period (in thousands)	$29,491		$29,051	$34,052	$25,890	$43,356	$56,860

Portfolio turnover	45%		86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six months
	ended Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$9.72		$9.00	$9.34	$9.98	$10.09	$10.53

Income from investment operations:
Net investment income	.30		.65	.68	.61	.60	.56
Net realized and unrealized gain (loss) on investments	.41		.74	(.38)	(.53)	(.10)	(.30)

Total from investment operations	.71		1.39	.30	.08	.50	.26

Less distributions to shareholders from:
Net investment income	(.31)		(.67)	(.64)	(.58)	(.61)	(.55)
Net realized gains	(.45)		—	—	(.14)	—	(.15)

Total distributions to shareholders	(.76)		(.67)	(.64)	(.72)	(.61)	(.70)

Net asset value, end of period	$9.67		$9.72	$9.00	$9.34	$9.98	$10.09

Total return	7.37%		15.89%	4.43%	0.64%	4.89%	2.60%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.85%	(b)	1.86%	1.91%	1.92%	1.90%	1.90%

Net expenses after fees waived or expenses reimbursed(c)	1.85%	(b)	1.86%	1.91%	1.92%	1.90%	1.90%

Net investment income	6.00%	(b)	6.98%	8.36%	6.26%	5.80%	5.48%

Supplemental data
Net assets, end of period (in thousands)	$65,323		$60,482	$35,123	$3,873	$4,789	$5,758

Portfolio turnover	45%		86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

36  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$9.73		$9.01	$9.35	$10.00	$10.11	$10.55

Income from investment operations:
Net investment income	.35		.77	.78	.73	.72	.68
Net realized and unrealized gain (loss) on investments	.43		.73	(.38)	(.54)	(.10)	(.30)

Total from investment operations	.78		1.50	.40	.19	.62	.38

Less distributions to shareholders from:
Net investment income	(.37)		(.78)	(.74)	(.70)	(.73)	(.67)
Net realized gains	(.45)		—	—	(.14)	—	(.15)

Total distributions to shareholders	(.82)		(.78)	(.74)	(.84)	(.73)	(.82)

Net asset value, end of period	$9.69		$9.73	$9.01	$9.35	$10.00	$10.11

Total return	8.08%		17.19%	5.70%	1.72%	6.12%	3.81%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.73%	(b)	0.72%	0.78%	0.75%	0.74%	0.74%

Net expenses after fees waived or expenses reimbursed(c)	0.73%	(b)	0.72%	0.78%	0.75%	0.74%	0.74%

Net investment income	7.12%	(b)	8.16%	9.63%	7.42%	6.96%	6.67%

Supplemental data
Net assets, end of period (in thousands)	$180,281		$182,941	$158,288	$68,474	$85,512	$92,819

Portfolio turnover	45%		86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  37

Financial Highlights (continued)

	Six months
	ended Jan. 31,
	2011
	(Unaudited)(d)
Class R
Per share data
Net asset value, beginning of period	$9.85

Income from investment operations:
Net investment income	.21
Net realized and unrealized gain on investments	.28

Total from investment operations	.49

Less distributions to shareholders from:
Net investment income	(.21)
Net realized gains	(.45)

Total distributions to shareholders	(.66)

Net asset value, end of period	$9.68

Total return	5.15%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.30%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.30%	(b)

Net investment income	6.35%	(b)

Supplemental data
Net assets, end of period (in thousands)	$2

Portfolio turnover	45%

See accompanying Notes to Financial Highlights.

38  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$9.75		$9.03	$9.37	$9.99	$10.10	$10.54

Income from investment operations:
Net investment income	.34		.74	.76	.73	.69	.66
Net realized and unrealized gain (loss) on investments	.42		.73	(.37)	(.53)	(.10)	(.31)

Total from investment operations	.76		1.47	.39	.20	.59	.35

Less distributions to shareholders from:
Net investment income	(.35)		(.75)	(.73)	(.68)	(.70)	(.64)
Net realized gains	(.45)		—	—	(.14)	—	(.15)

Total distributions to shareholders	(.80)		(.75)	(.73)	(.82)	(.70)	(.79)

Net asset value, end of period	$9.71		$9.75	$9.03	$9.37	$9.99	$10.10

Total return	7.91%		16.82%	5.61%	1.90%	5.87%	3.57%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.02%	(b)	1.03%	1.08%	1.05%	1.01%	0.97%

Net expenses after fees waived or expenses reimbursed(c)	1.02%	(b)	1.03%	0.88%	0.76%	0.98%	0.97%

Net investment income	6.86%	(b)	7.84%	9.28%	7.42%	6.67%	6.42%

Supplemental data
Net assets, end of period (in thousands)	$322		$404	$253	$143	$153	$331

Portfolio turnover	45%		86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  39

Financial Highlights (continued)

	Six months
	ended Jan. 31,
	2011
	(Unaudited)(d)
Class W
Per share data
Net asset value, beginning of period	$9.85

Income from investment operations:
Net investment income	.22
Net realized and unrealized gain on investments	.28

Total from investment operations	.50

Less distributions to shareholders from:
Net investment income	(.22)
Net realized gains	(.45)

Total distributions to shareholders	(.67)

Net asset value, end of period	$9.68

Total return	5.24%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.03%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.03%	(b)

Net investment income	6.62%	(b)

Supplemental data
Net assets, end of period (in thousands)	$2

Portfolio turnover	45%

See accompanying Notes to Financial Highlights.

40  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended Jan. 31,
	2011
	(Unaudited)(d)
Class Z
Per share data
Net asset value, beginning of period	$9.86

Income from investment operations:
Net investment income	.23
Net realized and unrealized gain on investments	.29

Total from investment operations	.52

Less distributions to shareholders from:
Net investment income	(.23)
Net realized gains	(.45)

Total distributions to shareholders	(.68)

Net asset value, end of period	$9.70

Total return	5.43%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.80%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.80%	(b)

Net investment income	7.03%	(b)

Supplemental data
Net assets, end of period (in thousands)	$9,356

Portfolio turnover	45%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements
January 31, 2011 (Unaudited)

Note 1. Organization

Columbia Income Opportunities Fund (the Fund), a series of RiverSource Bond Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. On February 15, 2011, shareholders approved a proposal to reorganize the Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Class R shares became effective September 27, 2010.

42  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

At August 27, 2010, all Class R5 shares were liquidated. On this date Columbia Management Investment Advisers, LLC (the Investment Manager) owned 100% of the shares.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares became effective September 27, 2010.

Class Y shares are not subject to sales charges and are available only to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares became effective March 7, 2011.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include

44  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Credit Default Swap Contracts
Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap transactions to increase or decrease its credit exposure to an index. Additionally, credit default

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

swaps were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit

46  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

Fair values of derivative instruments at January 31, 2011
At January 31, 2011, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Swaps
Credit contracts	$65,278

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Swaps
Credit contracts	$—

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

Volume of Derivative Activity
Swaps
At January 31, 2011, the Fund had no outstanding swap contracts. The average gross notional amount for these contracts opened, and subsequently closed, was $12.5 million for the six months ended January 31, 2011.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment

48  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses
General expenses of the Corporation are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee

50  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.61% to 0.38% as the Fund’s net assets increase. The management fee for the six months ended January 31, 2011 was 0.61% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended January 31, 2011 was 0.07% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisors, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2011, other expenses paid to this company were $1,529.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R4 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended January 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.13
Class C	0.13
Class R	0.03
Class R4	0.05
Class W	0.03
Class Z	0.07

Class I shares do not pay transfer agent fees.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may

52  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,493,000 and $206,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $410,353 for Class A, $8,416 for Class B and $6,166 for Class C for the six months ended January 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Under an agreement which was effective until September 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the class’ average daily net assets:

Class A	1.14%
Class B	1.90
Class C	1.89
Class I	0.78
Class R4	1.08

Effective October 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until September 30, 2011 unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class’ average daily net assets:

Class A	1.15%
Class B	1.90
Class C	1.90
Class I	0.80
Class R	1.40
Class R4	1.10
Class W	1.15
Class Z	0.90

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

For the six months ended January 31, 2011, the waiver was not invoked since the Fund’s expenses were below the cap amount.

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $353,657,766 and $345,254,948, respectively, for the six months ended January 31, 2011.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At January 31, 2011, securities valued at $43,710,856 were on loan, secured by cash collateral of $44,755,753 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program.

54  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I, Class R and Class W shares.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)

60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended January 31, 2011.

Note 9. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At January 31, 2011, the cost of investments for federal income tax purposes was approximately $823,103,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,243,000
Unrealized depreciation	(760,000)

Unrealized appreciation	$53,483,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

56  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  57

Notes to Financial Statements (continued)

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

58  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Board of Directors (the Board) of Columbia Income Opportunities Fund (the Fund) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement). The IMS Agreement was approved by the Fund’s shareholders at a meeting held on Feb. 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Bond Series, Inc., on behalf of the Fund, on Dec. 28, 2010, and is incorporated herein by reference.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  59

Results of Meeting of Shareholders

Columbia Income Opportunities Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is(are) set forth below. A vote is based on total dollar interest in the Fund.

1.	To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	2,186,379,355.290	34,892,365.544	0.00	0.00
02.	Edward J. Boudreau, Jr.	2,186,614,528.748	34,657,192.085	0.00	0.00
03.	Pamela G. Carlton	2,186,716,623.628	34,555,097.206	0.00	0.00
04.	William P. Carmichael	2,185,499,039.239	35,772,681.595	0.00	0.00
05.	Patricia M. Flynn	2,186,763,056.011	34,508,664.823	0.00	0.00
06.	William A. Hawkins	2,186,124,625.269	35,147,095.564	0.00	0.00
07.	R. Glenn Hilliard	2,185,463,523.984	35,808,196.849	0.00	0.00
08.	Stephen R. Lewis, Jr.	2,186,294,661.114	34,977,059.720	0.00	0.00
09.	John F. Maher	2,186,240,201.535	35,031,519.299	0.00	0.00
10.	John J. Nagorniak	2,186,262,362.655	35,009,358.179	0.00	0.00
11.	Catherine James Paglia	2,186,414,141.089	34,857,579.744	0.00	0.00
12.	Leroy C. Richie	2,186,068,461.396	35,203,259.438	0.00	0.00
13.	Anthony M. Santomero	2,186,304,583.210	34,967,137.624	0.00	0.00
14.	Minor M. Shaw	2,186,375,953.917	34,895,766.916	0.00	0.00
15.	Alison Taunton-Rigby	2,186,156,052.835	35,115,667.999	0.00	0.00
16.	William F. Truscott	2,186,310,038.954	34,961,681.879	0.00	0.00

2.	To approve the proposed amendment to the Articles of Incorporation of RiverSource Bond Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
2,162,628,445.133	25,906,313.878	32,736,796.413	165.410

3.	To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
482,368,595.473	10,695,119.536	13,691,777.129	214,918,353.650

60  COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT

4.	To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
482,262,353.573	10,782,658.812	13,710,479.754	214,918,353.650

*	All dollars of RiverSource Bond Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

COLUMBIA INCOME OPPORTUNITIES FUND — 2011 SEMIANNUAL REPORT  61

Columbia Income Opportunities Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6277 J (4/11)

Semiannual Report

Columbia
Inflation Protected Securities Fund

Semiannual Report for the Period Ended
January 31, 2011

Columbia Inflation Protected Securities Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	18

Statement of Operations	20

Statements of Changes in Net Assets	22

Financial Highlights	25

Notes to Financial Statements	33

Proxy Voting	53

Approval of Investment Management Services Agreement	53

Results of Meeting of Shareholders	54

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Inflation Protected Securities Fund (the Fund) Class A shares gained 0.97% (excluding sales charge) for the six months ended January 31, 2011.

>	The Fund underperformed its benchmark, the unmanaged Barclays Capital U.S. Government Inflation-Linked Bond Index, which rose 1.84%.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	3/4/04
Columbia Inflation Protected Securities Fund Class A (excluding sales charge)	+0.97%	+3.45%	+2.56%	+4.47%	+4.09%

Barclays Capital U.S. Government Inflation-Linked Bond Index(1) (unmanaged)	+1.84%	+4.82%	+3.70%	+5.35%	+4.97%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital U.S. Government Inflation-Linked Bond Index, an unmanaged index, measures the performance of the U.S. government inflation-linked bond market. The index reflects reinvestment of all distributions and changes in market prices.

4  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
					Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+0.97%	+3.45%	+2.56%	+4.47%	+4.09%

Class B (inception 3/4/04)	+0.54%	+2.68%	+1.76%	+3.67%	+3.29%

Class C (inception 3/4/04)	+0.50%	+2.65%	+1.75%	+3.66%	+3.28%

Class I (inception 3/4/04)	+1.17%	+3.91%	+2.92%	+4.84%	+4.43%

Class R (inception 8/3/09)	+0.82%	+3.11%	N/A	N/A	+6.09%

Class R4 (inception 3/4/04)	+1.02%	+3.52%	+2.71%	+4.58%	+4.21%

Class W (inception 12/1/06)	+0.97%	+3.31%	+2.44%	N/A	+4.61%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	-1.55%*

With sales charge
Class A (inception 3/4/04)	-2.05%	+0.34%	+1.53%	+3.84%	+3.64%

Class B (inception 3/4/04)	-4.46%	-2.32%	+0.80%	+3.32%	+3.29%

Class C (inception 3/4/04)	-0.50%	+1.65%	+1.75%	+3.66%	+3.28%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 3.00% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R4, Class W, and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

PORTFOLIO STATISTICS

Weighted average life(1)	9.1 years

Effective duration(2)	7.5 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2)	Effective duration measures the sensitivity of a security’s price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

6  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at January 31, 2011)

Asset-Backed Securities	0.6%

Commercial Mortgage-Backed Securities	3.3

Corporate Bonds & Notes	2.6

Foreign Government Obligations	2.2

Residential Mortgage-Backed Securities — Non-Agency	3.0

U.S. Treasury Obligations	87.2

Other(2)	1.1

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at January 31, 2011)

AAA rating	94.2%

AA rating	0.1

A rating	4.2

BBB rating	0.8

Non-rated	0.7

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until January 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	August 1, 2010(a)	January 31, 2011	the period(b)		expense ratio
Class A

Actual(c)	$1,000	$1,009.70	$4.33		.85%

Hypothetical (5% return before expenses)	$1,000	$1,021.03	$4.35		.85%

Class B

Actual(c)	$1,000	$1,006.40	$8.14		1.60%

Hypothetical (5% return before expenses)	$1,000	$1,017.23	$8.18		1.60%

Class C

Actual(c)	$1,000	$1,006.00	$8.13		1.60%

Hypothetical (5% return before expenses)	$1,000	$1,017.23	$8.18		1.60%

Class I

Actual(c)	$1,000	$1,011.70	$2.35	(d)	.46%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,023.01	$2.36	(d)	.46%(d	)

Class R

Actual(c)	$1,000	$1,008.20	$5.80	(d)	1.14%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,019.56	$5.83	(d)	1.14%(d	)

Class R4

Actual(c)	$1,000	$1,010.20	$3.87	(d)	.76%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,021.49	$3.89	(d)	.76%(d	)

Class W

Actual(c)	$1,000	$1,009.70	$4.53	(d)	.89%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.56	(d)	.89%(d	)

Class Z

Actual(e)	$1,000	$984.50	$1.88		.55%

Hypothetical (5% return before expenses)	$1,000	$1,022.55	$2.82		.55%

(a)	The beginning account values for Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended January 31, 2011: +0.97% for Class A, +0.64% for Class B, +0.60% for Class C, +1.17% for Class I, +0.82% for Class R, +1.02% for Class R4 and +0.97% for Class W.
(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.44% for Class I, 1.10% for Class R, 0.74% for Class R4 and 0.85% for Class W. Any amounts waived will not be reimbursed by the Fund. This change was effective October 1, 2010. Had this change been in place for the entire six month period ended January 31, 2011, the actual expenses paid would have been $2.24 for Class I, $5.60 for Class R, $3.77 for Class R4 and $4.33 for Class W; the hypothetical expenses paid would have been $2.26 for Class I, $5.63 for Class R, $3.79 for Class R4 and $4.35 for Class W.
(e)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011 of -1.55% for Class Z.

10  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Inflation Protected Securities Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (2.6%)

Banking (1.5%)
BNP Paribas Home Loan Covered Bonds SA (a)
11/02/15	2.200%	$1,370,000	$1,313,290
Bank Of Nova Scotia (a)
10/29/15	1.650%	1,545,000	1,492,543
Cie de Financement Foncier (a)
09/16/15	2.500%	2,000,000	1,962,954
Toronto-Dominion Bank (The) (a)
07/29/15	2.200%	3,000,000	2,985,865

Total			7,754,652

Electric (0.5%)
CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	1,200,000	1,329,547
Nevada Power Co.
01/15/15	5.875%	1,050,000	1,173,884

Total			2,503,431

Food and Beverage (0.2%)
Anheuser-Busch InBev Worldwide, Inc. (a)
11/15/14	5.375%	844,000	936,248

Healthcare Insurance (0.2%)
UnitedHealth Group, Inc. Senior Unsecured
08/15/14	5.000%	950,000	1,036,208

Independent Energy (0.1%)
Woodside Finance Ltd. (a)
11/10/14	4.500%	600,000	635,835

Media Non-Cable (0.1%)
TCM Sub LLC (a)
01/15/15	3.550%	900,000	930,616

Total Corporate Bonds & Notes
(Cost: $13,951,184)			$13,796,990

Residential Mortgage-Backed Securities — Non-Agency (3.0%)

Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (b)
04/25/33	5.500%	$1,221,112	$1,236,523
GSR Mortgage Loan Trust (b) CMO Series 2004-6F Class 2A4
05/25/34	5.500%	1,081,268	1,093,956
CMO Series 2005-5F Class 2A3
06/25/35	5.500%	1,883,202	1,898,347
JP Morgan Mortgage Trust CMO Series 2007-A1 Class 1A1 (b)(c)
07/25/35	3.011%	3,233,408	3,125,774
Morgan Stanley Reremic Trust Series 2010-R9 Class 3A (a)(b)
11/26/36	3.250%	3,775,634	3,701,307
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1 (b)(c)
02/25/34	6.877%	2,194,129	2,386,115
Wells Fargo Mortgage-Backed Securities Trust (b)(c) CMO Series 2004-F Class A3
06/25/34	4.721%	72,144	72,595
CMO Series 2005-AR16 Class 4A6
10/25/35	2.890%	2,295,435	2,287,656

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $15,846,649)			$15,802,273

Commercial Mortgage-Backed Securities (3.3%)

Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (b)(c)
02/13/42	4.933%	$3,500,000	$3,730,957
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (b)
07/10/39	4.751%	400,000	422,474
Greenwich Capital Commercial Funding Corp. (b) Series 2007-GG9 Class A4
03/10/39	5.444%	5,850,000	6,222,860
Greenwich Capital Commercial Funding Corp. (b)(d) Series 2007-GG9 Class A2
03/10/39	5.381%	235,693	241,855
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class ASB (b)
11/12/16	5.688%	1,500,000	1,595,217
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (b)
09/15/45	5.866%	2,650,000	2,846,310

See accompanying Notes to Financial Statements.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	rate	amount		Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (a)(b)
08/15/45	6.002%		$2,200,000	$2,380,159

Total Commercial Mortgage-Backed Securities
(Cost: $16,722,280)				$17,439,832

Asset-Backed Securities (0.6%)

Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (c)
05/25/36	0.360%		$2,096,007	$2,039,851
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB6 Class A22 (c)
07/25/36	0.350%		315,991	315,155
Structured Asset Securities Corp. CMO Series 2006-NC1 Class A6 (c)
05/25/36	0.310%		688,914	678,167

Total Asset-Backed Securities
(Cost: $2,982,620)				$3,033,173

U.S. Treasury Obligations (87.1%)

U.S. Treasury Inflation-Indexed Bond
01/15/14	2.000%		$37,892,800	$41,075,536
02/15/40	2.125%		17,943,195	18,148,034
01/15/29	2.500%		2,496,795	2,760,936
01/15/28	1.750%		17,363,316	17,263,104
01/15/26	2.000%		18,740,630	19,527,210
01/15/25	2.375%		33,429,888	36,718,651
04/15/29	3.875%		27,736,998	36,301,342
01/15/21	1.125%		19,504,290	19,602,007
04/15/28	3.625%		7,670,319	9,680,324
07/15/20	1.250%		31,477,910	32,294,706
04/15/15	0.500%		16,658,895	17,239,699
01/15/19	2.125%		12,310,728	13,704,474
07/15/18	1.375%		15,219,750	16,182,003
04/15/13	0.625%		11,386,870	11,807,877
01/15/18	1.625%		13,838,433	14,943,491
01/15/17	2.375%		29,294,190	33,052,687
01/15/16	2.000%		18,101,244	19,981,022
07/15/15	1.875%		26,997,120	29,648,845
07/15/14	2.000%		19,442,730	21,253,700
U.S. Treasury Inflation-Indexed Bond (d)
01/15/27	2.375%		19,643,382	21,379,446
07/15/16	2.500%		20,585,170	23,398,164

Total U.S. Treasury Obligations
(Cost: $438,258,766)				$455,963,258

Foreign Government Obligations (2.2%)

Australia (0.5%)
New South Wales Treasury Corp. Government Liquid Guaranteed
03/01/17	5.500%	AUD	2,760,000	$2,726,987

Mexico (1.7%)
Mexican Bonos
12/17/15	8.000%	MXN	99,440,000	8,721,455

Total Foreign Government Obligations
(Cost: $10,265,484)				$11,448,442

	Shares	Value

Money Market Fund (1.0%)

Columbia Short-Term Cash Fund, 0.218% (e)(f)	5,286,539	$5,286,539

Total Money Market Fund
(Cost: $5,286,539)		$5,286,539

See accompanying Notes to Financial Statements.

12  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (—%)

Repurchase Agreements (—%)
Deutsche Bank AG dated 01-31-11, matures 02-01-11, repurchase price $198,501 (g)
	0.220%	$198,500	$198,500

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $198,500)			$198,500

Total Investments
(Cost: $503,512,022)			$522,969,007
Other Assets & Liabilities, Net			878,693

Net Assets			$523,847,700

Investments in Derivatives

At January 31, 2011, $240,960 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at January 31, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Note, 2-year	(267)	$(58,523,063)	April 2011	$55,940	$—
U.S. Treasury Note, 5-year	(276)	(32,682,281)	April 2011	—	(118,069)
U.S. Treasury Note, 10-year	162	19,569,095	March 2011	—	(137,238)

Total				$55,940	$(255,307)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $16,338,817 or 3.12% of net assets.

(b)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2011.

(d)	At January 31, 2011, security was partially or fully on loan.

See accompanying Notes to Financial Statements.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(e)	Investments in affiliates during the period ended January 31, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$2,224,515	$172,640,069	$(169,578,045)	$—	$5,286,539	$7,502	$5,286,539

(f)	The rate shown is the seven-day current annualized yield at January 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.220%)
Security description	Value(a)
Ginnie Mae I Pool	$75,155
Ginnie Mae II Pool	127,315

Total market value of collateral securities	$202,470

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
MXN	Mexican Peso

See accompanying Notes to Financial Statements.

14  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

See accompanying Notes to Financial Statements.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$13,796,990	$—	$13,796,990
Residential Mortgage-Backed Securities — Non-Agency	—	15,802,273	—	15,802,273
Commercial Mortgage-Backed Securities	—	17,439,832		17,439,832
Asset-Backed Securities	—	3,033,173		3,033,173
U.S. Treasury Obligations	—	455,963,258	—	455,963,258
Foreign Government Obligations	—	11,448,442	—	11,448,442

Total Bonds	—	517,483,968	—	517,483,968

Other
Affiliated Money Market Fund(c)	5,286,539	—	—	5,286,539
Investments of Cash Collateral Received for Securities on Loan	—	198,500	—	198,500

Total Other	5,286,539	198,500	—	5,485,039

Investments in Securities	5,286,539	517,682,468	—	522,969,007
Derivatives(d)
Assets
Futures Contracts	55,940	—	—	55,940
Liabilities
Futures Contracts	(255,307)	—	—	(255,307)

Total	$5,087,172	$517,682,468	$—	$522,769,640

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

See accompanying Notes to Financial Statements.

16  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Asset-Backed
Securities
Balance as of July 31, 2010	$925,026
Accrued discounts/premiums	3,941
Realized gain (loss)	1,923
Change in unrealized appreciation (depreciation)*	10,302
Sales	(941,192)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2011	$—

*	Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  17

Statement of Assets and Liabilities
January 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $498,026,983)	$517,483,968
Affiliated issuers (identified cost $5,286,539)	5,286,539
Investment of cash collateral received for securities on loan (identified cost $198,500)	198,500

Total investments (identified cost $503,512,022)	522,969,007
Cash	405
Foreign currency (identified cost $325,699)	331,610
Margin deposits on future contracts	240,960
Receivable for:
Capital shares sold	854,176
Investments sold	5,272,180
Dividends	922
Interest	1,270,427
Variation margin on futures contracts	5,627
Expense reimbursement due from Investment Manager	10,575

Total assets	530,955,889

Liabilities
Due upon return of securities on loan	198,500
Payable for:
Investments purchased	5,516,062
Capital shares purchased	1,129,525
Investment management fees	18,963
Distribution fees	8,824
Transfer agent fees	106,679
Administration fees	3,007
Plan administration fees	2
Other expenses	126,627

Total liabilities	7,108,189

Net assets applicable to outstanding capital stock	$523,847,700

18  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Represented by
Paid-in capital	$512,560,583
Undistributed net investment income	3,095,566
Accumulated net realized loss	(11,072,903)
Unrealized appreciation (depreciation) on:
Investments	19,456,985
Foreign currency translations	6,836
Futures contracts	(199,367)

Total — representing net assets applicable to outstanding capital stock	$523,847,700

*Value of securities on loan	$8,368,792

Net assets
Class A	$275,134,882
Class B	$13,008,333
Class C	$16,934,078
Class I	$186,861,562
Class R	$1,958,246
Class R4	$83,837
Class W	$29,823,201
Class Z	$43,561
Shares outstanding
Class A	26,539,425
Class B	1,255,718
Class C	1,635,858
Class I	18,020,215
Class R	189,045
Class R4	8,091
Class W	2,872,175
Class Z	4,202
Net asset value per share
Class A	$10.37
Class B	$10.36
Class C	$10.35
Class I	$10.37
Class R	$10.36
Class R4	$10.36
Class W	$10.38
Class Z	$10.37

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  19

Statement of Operations
Six months ended January 31, 2011 (Unaudited)

Net investment income
Income:
Interest	$5,354,683
Dividends from affiliates	7,502
Income from securities lending — net	8,726
Foreign taxes withheld	(6,972)

Total income	5,363,939

Expenses:
Investment management fees	1,233,672
Distribution fees
Class A	366,252
Class B	72,681
Class C	86,553
Class R	3,902
Class W	57,342
Transfer agent fees
Class A	330,907
Class B	16,878
Class C	19,669
Class R	1,485
Class R4	78
Class W	59,178
Class Z	13
Administration fees	194,918
Plan administration fees
Class R	346
Class R4	102
Compensation of board members	6,987
Custodian fees	30,560
Printing and postage fees	42,020
Registration fees	106,147
Professional fees	20,580
Other	20,563

Total expenses	2,670,833
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(527,790)

Total net expenses	2,143,043

Net investment income	3,220,896

20  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$12,212,808
Foreign currency transactions	(17,662)
Forward foreign currency exchange contracts	36,998
Futures contracts	(829,916)
Options contracts written	190,169

Net realized gain	11,592,397
Net change in unrealized appreciation (depreciation) on:
Investments	(7,947,623)
Foreign currency translations	6,007
Forward foreign currency exchange contracts	5,959
Futures contracts	(264,463)

Net change in unrealized depreciation	(8,200,120)

Net realized and unrealized gain	3,392,277

Net increase in net assets resulting from operations	$6,613,173

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  21

Statements of Changes in Net Assets

	Six months ended	Year ended
	January 31, 2011	July 31, 2010
	(Unaudited)
Operations
Net investment income	$3,220,896	$17,094,457
Net realized gain	11,592,397	10,333,574
Net change in unrealized appreciation (depreciation)	(8,200,120)	23,912,168

Net increase in net assets resulting from operations	6,613,173	51,340,199

Distributions to shareholders from:
Net investment income
Class A	(2,485,976)	(4,656,192)
Class B	(62,126)	(243,181)
Class C	(84,196)	(160,988)
Class I	(1,958,526)	(3,841,799)
Class R	(10,710)	(13,595)
Class R4	(717)	(1,395)
Class R5	—	(28)
Class W	(228,199)	(2,795,004)
Class Z	(195)	—

Total distributions to shareholders	(4,830,645)	(11,712,182)

Decrease in net assets from capital share transactions	(93,887,933)	(79,297,294)

Total decrease in net assets	(92,105,405)	(39,669,277)
Net assets at beginning of period	615,953,105	655,622,382

Net assets at end of period	$523,847,700	$615,953,105

Undistributed net investment income	$3,095,566	$4,705,315

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	January 31, 2011		Year ended
	(Unaudited)		July 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,444,315	36,319,580	11,794,082	119,032,548
Conversions from Class B	347	3,596	512,162	5,305,388
Distributions reinvested	212,704	2,220,599	444,641	4,489,358
Redemptions	(5,867,778)	(61,680,048)	(8,992,409)	(90,843,200)

Net increase (decrease)	(2,210,412)	(23,136,273)	3,758,476	37,984,094

Class B shares
Subscriptions	65,669	691,793	338,180	3,410,890
Distributions reinvested	5,668	59,040	23,931	240,668
Conversions to Class A	(348)	(3,596)	(513,149)	(5,305,388)
Redemptions	(261,148)	(2,743,645)	(931,781)	(9,369,546)

Net decrease	(190,159)	(1,996,408)	(1,082,819)	(11,023,376)

Class C shares
Subscriptions	222,076	2,325,353	976,319	9,723,115
Distributions reinvested	6,332	66,016	12,760	128,750
Redemptions	(251,394)	(2,646,503)	(483,755)	(4,858,170)

Net increase (decrease)	(22,986)	(255,134)	505,324	4,993,695

Class I shares
Subscriptions	1,091,011	11,414,481	6,319,341	63,918,711
Distributions reinvested	187,748	1,958,415	394,500	3,983,029
Redemptions	(1,027,413)	(10,824,898)	(8,049,327)	(81,047,037)

Net increase (decrease)	251,346	2,547,998	(1,335,486)	(13,145,297)

Class R shares
Subscriptions	80,546	838,796	192,915	1,910,034
Distributions reinvested	366	3,814	443	4,490
Redemptions	(34,278)	(359,774)	(50,947)	(513,609)

Net increase	46,634	482,836	142,411	1,400,915

Class R4 shares
Subscriptions	906	9,463	1,938	19,433
Distributions reinvested	60	621	124	1,247
Redemptions	(514)	(5,447)	(2,745)	(27,229)

Net increase (decrease)	452	4,637	(683)	(6,549)

Class R5 shares
Subscriptions	—	—	496	5,000
Redemptions	(496)	(5,198)	—	—

Net increase (decrease)	(496)	(5,198)	496	5,000

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  23

Statements of Changes in Net Assets (continued)

	Six months ended
	January 31, 2011		Year ended
	(Unaudited)		July 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares
Subscriptions	$358,823	$3,768,024	$1,848,407	$18,620,656
Distributions reinvested	21,857	228,163	290,359	2,923,728
Redemptions	(7,199,127)	(75,571,620)	(11,923,708)	(121,050,160)

Net decrease	(6,818,447)	(71,575,433)	(9,784,942)	(99,505,776)

Class Z shares
Subscriptions	4,184	44,860	—	—
Distributions reinvested	18	182	—	—

Net increase	4,202	45,042	—	—

Total net increase (decrease)	(8,939,866)	(93,887,933)	(7,797,223)	(79,297,294)

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended		Year ended July 31,
	Jan. 31, 2011		2010	2009	2008	2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.36		$9.75	$10.27	$9.69	$9.71	$10.02

Income from investment operations:
Net investment income	.06		.25	.00 (a)	.59	.35	.47
Net realized and unrealized gain (loss) on investments	.04		.54	(.14)	.49	.04	(.33)

Total from investment operations	.10		.79	(.14)	1.08	.39	.14

Less distributions to shareholders from:
Net investment income	(.09)		(.18)	(.09)	(.50)	(.41)	(.42)
Net realized gains	—		—	(.10)	—	—	(.03)
Tax return of capital	—		—	(.19)	—	—	—

Total distributions to shareholders	(.09)		(.18)	(.38)	(.50)	(.41)	(.45)

Net asset value, end of period	$10.37		$10.36	$9.75	$10.27	$9.69	$9.71

Total return	0.97%		8.13%	(1.24% )	11.24%	4.08%	1.53%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.07%	(c)	0.99%	0.93%	0.93%	0.98%	0.96%

Net expenses after fees waived or expenses reimbursed(d)	0.85%	(c)	0.85%	0.85%	0.84%	0.84%	0.84%

Net investment income (loss)	1.08%	(c)	2.53%	(0.02% )	5.74%	3.65%	4.71%

Supplemental data
Net assets, end of period (in thousands)	$275,135		$297,827	$243,640	$222,999	$65,960	$93,670

Portfolio turnover	36%		177%	160% (e)	59%	76%	58%

See accompanying Notes to Financial Highlights.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  25

Financial Highlights (continued)

	Six months
	ended		Year ended July 31,
	Jan. 31, 2011		2010	2009	2008	2007	2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$10.35		$9.74	$10.26	$9.69	$9.70	$10.01

Income from investment operations:
Net investment income (loss)	.02		.19	(.09)	.48	.26	.39
Net realized and unrealized gain (loss) on investments	.04		.53	(.12)	.51	.06	(.33)

Total from investment operations	.06		.72	(.21)	.99	.32	.06

Less distributions to shareholders from:
Net investment income	(.05)		(.11)	(.07)	(.42)	(.33)	(.34)
Net realized gains	—		—	(.10)	—	—	(.03)
Tax return of capital	—		—	(.14)	—	—	—

Total distributions to shareholders	(.05)		(.11)	(.31)	(.42)	(.33)	(.37)

Net asset value, end of period	$10.36		$10.35	$9.74	$10.26	$9.69	$9.70

Total return	0.54%		7.40%	(1.99% )	10.29%	3.40%	0.73%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.82%	(c)	1.74%	1.69%	1.69%	1.74%	1.71%

Net expenses after fees waived or expenses reimbursed(d)	1.60%	(c)	1.61%	1.61%	1.60%	1.60%	1.62%

Net investment income (loss)	0.30%	(c)	1.84%	(0.98% )	4.71%	2.68%	3.81%

Supplemental data
Net assets, end of period (in thousands)	$13,008		$14,961	$24,639	$36,024	$16,144	$34,339

Portfolio turnover	36%		177%	160% (e)	59%	76%	58%

See accompanying Notes to Financial Highlights.

26  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended		Year ended July 31,
	Jan. 31, 2011		2010	2009	2008	2007	2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.35		$9.74	$10.26	$9.69	$9.70	$10.01

Income from investment operations:
Net investment income (loss)	.02		.17	(.08)	.54	.28	.39
Net realized and unrealized gain (loss) on investments	.03		.55	(.13)	.45	.04	(.33)

Total from investment operations	.05		.72	(.21)	.99	.32	.06

Less distributions to shareholders from:
Net investment income	(.05)		(.11)	(.07)	(.42)	(.33)	(.34)
Net realized gains	—		—	(.10)	—	—	(.03)
Tax return on capital	—		—	(.14)	—	—	—

Total distributions to shareholders	(.05)		(.11)	(.31)	(.42)	(.33)	(.37)

Net asset value, end of period	$10.35		$10.35	$9.74	$10.26	$9.69	$9.70

Total return	0.50%		7.41%	(1.98% )	10.30%	3.40%	0.73%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.82%	(c)	1.74%	1.68%	1.68%	1.74%	1.71%

Net expenses after fees waived or expenses reimbursed(d)	1.60%	(c)	1.60%	1.60%	1.59%	1.60%	1.62%

Net investment income (loss)	0.33%	(c)	1.72%	(0.79% )	5.25%	2.87%	3.79%

Supplemental data
Net assets, end of period (in thousands)	$16,934		$17,161	$11,239	$10,683	$1,784	$2,904

Portfolio turnover	36%		177%	160% (e)	59%	76%	58%

See accompanying Notes to Financial Highlights.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  27

Financial Highlights (continued)

	Six months
	ended		Year ended July 31,
	Jan. 31, 2011		2010	2009	2008	2007	2006
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$10.36		$9.75	$10.27	$9.69	$9.71	$10.02

Income from investment operations:
Net investment income	.08		.30	.05	.54	.46	.50
Net realized and unrealized gain (loss) on investments	.04		.53	(.16)	.58	(.04)	(.33)

Total from investment operations	.12		.83	(.11)	1.12	.42	.17

Less distributions to shareholders from:
Net investment income	(.11)		(.22)	(.10)	(.54)	(.44)	(.45)
Net realized gains	—		—	(.10)	—	—	(.03)
Tax return of capital	—		—	(.21)	—	—	—

Total distributions to shareholders	(.11)		(.22)	(.41)	(.54)	(.44)	(.48)

Net asset value, end of period	$10.37		$10.36	$9.75	$10.27	$9.69	$9.71

Total return	1.17%		8.47%	(0.90% )	11.65%	4.44%	1.84%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.59%	(c)	0.55%	0.54%	0.56%	0.58%	0.58%

Net expenses after fees waived or expenses reimbursed(d)	0.46%	(c)	0.49%	0.51%	0.47%	0.49%	0.53%

Net investment income	1.48%	(c)	2.94%	0.48%	5.34%	4.75%	5.33%

Supplemental data
Net assets, end of period (in thousands)	$186,862		$184,100	$186,201	$402,166	$310,160	$147,737

Portfolio turnover	36%		177%	160% (e)	59%	76%	58%

See accompanying Notes to Financial Highlights.

28  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

	Six months		Year ended
	ended		July 31,
	Jan. 31, 2011		2010(f)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.35		$9.68

Income from investment operations:
Net investment income	.04		.18
Net realized and unrealized gain on investments	.05		.62

Total from investment operations	.09		.80

Less distributions to shareholders from:
Net investment income	(.08)		(.13)

Net asset value, end of period	$10.36		$10.35

Total return	0.82%		8.34%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.33%	(c)	1.36%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.14%	(c)	1.29%	(c)

Net investment income	0.81%	(c)	1.84%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,958		$1,474

Portfolio turnover	36%		177%

See accompanying Notes to Financial Highlights.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months
	ended		Year ended July 31,
	Jan. 31, 2011		2010	2009	2008	2007	2006
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$10.35		$9.74	$10.26	$9.66	$9.70	$10.02

Income from investment operations:
Net investment income (loss)	.06		.26	(.02)	.63	.33	.47
Net realized and unrealized gain (loss) on investments	.05		.54	(.10)	.49	.04	(.33)

Total from investment operations	.11		.80	(.12)	1.12	.37	.14

Less distributions to shareholders from:
Net investment income	(.10)		(.19)	(.09)	(.52)	(.41)	(.43)
Net realized gains	—		—	(.10)	—	—	(.03)
Tax return of capital	—		—	(.21)	—	—	—

Total distributions to shareholders	(.10)		(.19)	(.40)	(.52)	(.41)	(.46)

Net asset value, end of period	$10.36		$10.35	$9.74	$10.26	$9.66	$9.70

Total return	1.02%		8.19%	(1.07% )	11.71%	3.92%	1.57%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	(c)	0.86%	0.85%	0.85%	0.77%	0.79%

Net expenses after fees waived or expenses reimbursed(d)	0.76%	(c)	0.79%	0.69%	0.51%	0.69%	0.69%

Net investment income (loss)	1.18%	(c)	2.57%	(0.20% )	6.11%	3.17%	6.20%

Supplemental data
Net assets, end of period (in thousands)	$84		$79	$81	$43	$10	$2,043

Portfolio turnover	36%		177%	160% (e)	59%	76%	58%

See accompanying Notes to Financial Highlights.

30  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended		Year ended July 31,
	Jan. 31, 2011		2010	2009	2008	2007(g)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$10.35		$9.75	$10.27	$9.69	$9.82

Income from investment operations:
Net investment income (loss)	.04		.26	(.03)	.75	.33
Net realized and unrealized gain on investments	.06		.51	(.12)	.32	(.25)

Total from investment operations	.10		.77	(.15)	1.07	.08

Less distributions to shareholders from:
Net investment income	(.07)		(.17)	(.09)	(.49)	(.21)
Net realized gains	—		—	(.10)	—	—
Tax return of capital	—		—	(.18)	—	—

Total distributions to shareholders	(.07)		(.17)	(.37)	(.49)	(.21)

Net asset value, end of period	$10.38		$10.35	$9.75	$10.27	$9.69

Total return	0.97%		7.93%	(1.35% )	11.14%	0.95%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.09%	(c)	1.01%	0.99%	1.00%	1.06%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.89%	(c)	0.94%	0.96%	0.92%	0.93%	(c)

Net investment income (loss)	0.81%	(c)	2.55%	(0.28% )	7.28%	5.19%	(c)

Supplemental data
Net assets, end of period (in thousands)	$29,823		$100,345	$189,822	$253,836	$5

Portfolio turnover	36%		177%	160% (e)	59%	76%

See accompanying Notes to Financial Highlights.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months
	ended
	Jan. 31, 2011(h)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.59

Income from investment operations:
Net investment income	.06
Net realized and unrealized gain on investments(i)	(.22)

Total from investment operations	(.16)

Less distributions to shareholders from:
Net investment income	(.06)

Net asset value, end of period	$10.37

Total return	(1.55%	)

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.74%	(c)

Net expenses after fees waived or expenses reimbursed	0.55%	(c)

Net investment income	1.80%	(c)

Supplemental data
Net assets, end of period (in thousands)	$44

Portfolio turnover	36%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the year ended July 31, 2009.
(f)	For the period from August 3, 2009 (when shares became available) to July 31, 2010.
(g)	For the period from December 1, 2006 (when shares became available) to July 31, 2007.
(h)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.
(i)	Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
January 31, 2011 (Unaudited)

Note 1. Organization

Columbia Inflation Protected Securities Fund (the Fund), a series of RiverSource Bond Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. On February 15, 2011, shareholders approved a proposal to reorganize the Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective September 7, 2010, Class R2 shares were renamed Class R shares.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

At August 27, 2010, all Class R5 shares were liquidated and the class was closed to new investors. On this date Columbia Management Investment Advisers, LLC (the Investment Manager) owned 100% of the shares.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

34  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Option contracts are valued daily at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

36  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, and to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. and foreign exchanges to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. The Fund purchased and wrote options traded on U.S. and foreign exchanges or in the over-the-counter (OTC) markets to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, and to manage exposure to movements in interest rates. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

38  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Contracts and premiums associated with options contracts written for the six months ended January 31, 2011 are as follows:

	Puts		Calls
	Contracts	Premiums	Contracts	Premiums
Balance July 31, 2010	—	$—	—	$—
Opened	340	150,895	198	58,896
Closed	(218)	(90,088)	—	—
Expired	(122)	(60,807)	(198)	(58,896)

Balance January 31, 2011	—	$—	—	$—

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

Fair values of derivative instruments at January 31, 2011

	Liability derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	$199,367	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Options	Total
Foreign exchange contracts	$36,998	$—	$—	$36,998

Interest rate contracts	—	(829,916)	190,169	$(639,747)

Total	$36,998	$(829,916)	$190,169	$(602,749)

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Options	Total
Foreign exchange contracts	$5,959	$—	$—	$5,959

Interest rate contracts	—	(264,463)	—	$(264,463)

Total	$5,959	$(264,463)	$—	$(258,504)

Volume of Derivative Activity
Forward Foreign Currency Contracts
At January 31, 2011, the Fund had no outstanding forward foreign currency exchange contracts. The average gross notional amount of forward foreign currency exchange contracts opened, and subsequently closed, was $13.6 for the six months ended January 31, 2011.

Futures
The gross notional amount of long and short contracts outstanding was approximately $19.6 million and $91.2 million, respectively, at January 31, 2011. The monthly average gross notional amounts for long and short contracts was $49.2 million and $119.5 million, respectively, for the six months ended January 31, 2011. The fair value of such contracts at January 31, 2011 is set forth in the table above.

Options
At January 31, 2011, the Fund had no outstanding options contracts. The monthly average gross notional amount for these contracts was $6.5 million for the six months ended January 31, 2011.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

40  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Treasury Inflation Protected Securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

Expenses
General expenses of the Corporation are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.440% to 0.250% as the Fund’s net assets increase. The management fee for the six months ended January 31, 2011 was 0.44% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a

42  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended January 31, 2011 was 0.07% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2011, other expenses paid to this company were $1,073.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R4 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended January 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class R	0.19
Class R4	0.19
Class W	0.26
Class Z	0.11

Class I shares do not pay transfer agent fees.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

44  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,041,000 and $184,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $76,652 for Class A, $1,594 for Class B and $1,085 for Class C for the six months ended January 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended January 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.46
Class R	1.14
Class R4	0.76
Class W	0.89
Class Z	0.55

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$121,364
Class B	6,319
Class C	7,291
Class R	420
Class R4	57
Class W	19,499

The management fees waived/reimbursed at the Fund level were $372,840.

Under an agreement which was effective until September 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

expenses of acquired funds*), would not exceed the following percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.61
Class C	1.60
Class I	0.49
Class R	1.29
Class R4	0.79
Class W	0.94

Effective October 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until September 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.44
Class R	1.10
Class R4	0.74
Class W	0.85
Class Z	0.60

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $231,988,598 and $330,248,614, respectively, for the six months ended January 31, 2011.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government

46  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At January 31, 2011, securities valued at $8,368,792 were on loan, secured by U.S. government securities valued at $8,305,037 and by cash collateral of $198,500 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

Note 7. Shareholder Concentration

At January 31, 2011, the Investment Manager, RiverSource Life Insurance Company and affiliated funds-of-funds owned approximately 36% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund. At January 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I shares.

Note 8.	Line of credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended January 31, 2011.

Note 9. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

48  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At January 31, 2011, the cost of investments for federal income tax purposes was approximately $503,512,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,901,000
Unrealized depreciation	$(2,444,000)

Net unrealized appreciation	$19,457,000

The following capital loss carryforward, determined as of July 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$8,424,851
2018	8,777,527

Total	$17,202,378

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryfoward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 10. Significant Risks

Non-Diversification Risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

Inflation Protected Securities Risk
Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those

50  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

52  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Board of Directors (the Board) of Columbia Inflation Protected Securities Fund (the Fund) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement). The IMS Agreement was also approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 – Approve Proposed IMS Agreement – Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission for RiverSource Bond Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  53

Results of Meeting of Shareholders

Columbia Inflation Protected Securities Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

1.	To elect directors to the Board.*

		Dollars	Dollars Voted		Broker
		Voted “For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	2,186,379,355.290	34,892,365.544	0.00	0.00
02.	Edward J. Boudreau, Jr.	2,186,614,528.748	34,657,192.085	0.00	0.00
03.	Pamela G. Carlton	2,186,716,623.628	34,555,097.206	0.00	0.00
04.	William P. Carmichael	2,185,499,039.239	35,772,681.595	0.00	0.00
05.	Patricia M. Flynn	2,186,763,056.011	34,508,664.823	0.00	0.00
06.	William A. Hawkins	2,186,124,625.269	35,147,095.564	0.00	0.00
07.	R. Glenn Hilliard	2,185,463,523.984	35,808,196.849	0.00	0.00
08.	Stephen R. Lewis, Jr.	2,186,294,661.114	34,977,059.720	0.00	0.00
09.	John F. Maher	2,186,240,201.535	35,031,519.299	0.00	0.00
10.	John J. Nagorniak	2,186,262,362.655	35,009,358.179	0.00	0.00
11.	Catherine James Paglia	2,186,414,141.089	34,857,579.744	0.00	0.00
12.	Leroy C. Richie	2,186,068,461.396	35,203,259.438	0.00	0.00
13.	Anthony M. Santomero	2,186,304,583.210	34,967,137.624	0.00	0.00
14.	Minor M. Shaw	2,186,375,953.917	34,895,766.916	0.00	0.00
15.	Alison Taunton-Rigby	2,186,156,052.835	35,115,667.999	0.00	0.00
16.	William F. Truscott	2,186,310,038.954	34,961,681.879	0.00	0.00

2.	To approve the proposed amendment to the Articles of Incorporation of RiverSource Bond Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
2,162,628,445.133	25,906,313.878	32,736,796.413	165.410

Proposal 3.	To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
352,160,720.687	7,910,090.282	12,836,782.118	116,976,972.400

54  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT

Proposal 4.	To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
349,144,815.605	12,287,022.918	11,475,754.564	116,976,972.400

*	All dollars of RiverSource Bond Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2011 SEMIANNUAL REPORT  55

Columbia Inflation Protected Securities Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6291 H (4/11)

Semiannual Report

Columbia
Limited Duration Credit Fund

Semiannual Report for the Period Ended
January 31, 2011

Columbia Limited Duration Credit Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	20

Statement of Operations	22

Statements of Changes in Net Assets	24

Financial Highlights	26

Notes to Financial Statements	33

Proxy Voting	50

Approval of Investment Management Services Agreement	50

Results of Meeting of Shareholders	51

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Limited Duration Credit Fund (the Fund) Class A shares gained 2.43% (excluding sales charge) for the six months ended January 31, 2011.

>	The Fund outperformed its primary benchmark, the Barclays Capital U.S. 1-5 Year Credit Index, which advanced 1.42%.

>	The Fund’s peer group, as represented by the Lipper Short-Intermediate Investment Grade Debt Funds Index, increased 1.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	6/19/03
Columbia Limited Duration Credit Fund Class A (excluding sales charge)	+2.43%	+5.62%	+4.75%	+4.84%	+3.76%

Barclays Capital U.S. 1-5 Year Credit Index(1) (unmanaged)	+1.42%	+4.78%	+5.35%	+5.73%	+4.31%

Lipper Short-Intermediate Investment Grade Debt Funds Index(2) (unmanaged)	+1.12%	+4.87%	+4.55%	+4.89%	+3.70%

*	Not annualized

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital U.S. 1-5 Year Credit Index is an unmanaged index of dollar-denominated, non-convertible U.S. corporate fixed-income securities. The index also includes specified foreign fixed-income securities that meet its maturity, liquidity and quality requirements. Only publicly issued fixed-income securities with a remaining maturity from one to five years are included. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Short-Intermediate Investment Grade Debt Funds Index includes the 30 largest short-intermediate investment grade debt funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

4  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 6/19/03)	+2.43%	+5.62%	+4.75%	+4.84%	+3.76%

Class B (inception 6/19/03)	+1.94%	+4.72%	+3.93%	+4.01%	+2.97%

Class C (inception 6/19/03)	+1.94%	+4.72%	+3.96%	+4.04%	+2.97%

Class I (inception 3/4/04)	+2.61%	+5.99%	+5.09%	+5.20%	+4.36%

Class R4 (inception 6/19/03)	+2.35%	+5.56%	+4.93%	+5.05%	+3.96%

Class W (inception 12/1/06)	+2.41%	+5.55%	+4.67%	N/A	+4.66%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	+0.84%

With sales charge
Class A (inception 6/19/03)	-0.64%	+2.45%	+3.69%	+4.20%	+3.35%

Class B (inception 6/19/03)	-3.06%	-0.28%	+2.99%	+3.67%	+2.97%

Class C (inception 6/19/03)	+0.94%	+3.72%	+3.96%	+4.04%	+2.97%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 3.00% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R4, Class W, and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

PORTFOLIO STATISTICS

Weighted average life(1)	4.0 years

Effective duration(2)	2.1 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2)	Effective duration measures the sensitivity of a security’s price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

6  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at January 31, 2011)

Consumer Discretionary	6.7%

Consumer Staples	11.4

Energy	8.6

Financials	7.1

Health Care	6.0

Industrials	4.5

Materials	5.0

Telecommunication	17.1

U.S. Treasury Obligations	0.5

Utilities	32.0

Other(2)	1.1

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing.

No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at January 31, 2011)

AAA rating	0.5%

AA rating	2.5

A rating	14.4

BBB rating	69.5

BB rating	11.0

B rating	2.1

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until January 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	August 1, 2010(a)	January 31, 2011	the period(b)		expense ratio
Class A

Actual(c)	$1,000	$1,024.30	$4.36	(d)	.85%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,021.03	$4.35	(d)	.85%(d	)

Class B

Actual(c)	$1,000	$1,019.40	$8.24		1.61%

Hypothetical (5% return before expenses)	$1,000	$1,017.18	$8.23		1.61%

Class C

Actual(c)	$1,000	$1,019.40	$8.19	(d)	1.60%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,017.23	$8.18	(d)	1.60%(d	)

Class I

Actual(b)	$1,000	$1,026.10	$2.62	(d)	.51%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,022.76	$2.61	(d)	.51%(d	)

Class R4

Actual(c)	$1,000	$1,023.50	$4.15	(d)	.81%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,021.24	$4.15	(d)	.81%(d	)

Class W

Actual(c)	$1,000	$1,024.10	$4.46	(d)	.87%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,020.93	$4.46	(d)	.87%(d	)

Class Z

Actual(e)	$1,000	$1,008.40	$2.01	(d)	.58%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,022.40	$2.97	(d)	.58%(d	)

(a)	The beginning values for Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

(c)	Based on the actual return for the six months ended January 31, 2011: +2.43% for Class A, +1.94% for Class B, +1.94% for Class C, +2.61% for Class I, +2.35% for Class R4 and +2.41% for Class W.
(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.86% for Class A, 1.61% for Class C, 0.52% for Class I, 0.82% for Class R4, 0.86% for Class W and 0.61% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective October 1, 2010. Had this change been in place for the entire six month period ended January 31, 2011, the actual expenses paid would have been $4.41 for Class A, $8.24 for Class C, $2.67 for Class I, $4.20 for Class R4, $4.41 for Class W and $2.11 for Class Z; the hypothetical expenses paid would have been $4.40 for Class A, $8.23 for Class C, $2.67 for Class I, $4.20 for Class R4, $4.40 for Class W and $3.13 for Class Z.
(e)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011 of +0.84% for Class Z.

10  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Limited Duration Credit Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (97.2%)

Banking (5.6%)
ANZ National International Ltd. Bank Guaranteed (a)
08/10/15	3.125%	$2,900,000	$2,881,581
American Express Credit Corp. Senior Unsecured
08/25/14	5.125%	2,000,000	2,166,534
Bank of America Corp. Senior Unsecured
05/15/14	7.375%	3,900,000	4,437,362
Citigroup, Inc. Senior Unsecured
04/11/13	5.500%	3,000,000	3,213,243
10/15/14	5.500%	1,700,000	1,849,144
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	2,175,000	2,191,606
Goldman Sachs Group, Inc. (The) Senior Notes
08/01/15	3.700%	5,340,000	5,429,680
KeyCorp Senior Unsecured
08/13/15	3.750%	1,110,000	1,121,646
Lloyds TSB Bank PLC Bank Guaranteed
01/21/16	4.875%	3,140,000	3,142,685
Morgan Stanley Senior Unsecured
11/02/15	3.450%	5,370,000	5,274,435
Royal Bank of Scotland PLC (The) Bank Guaranteed
09/21/15	3.950%	2,210,000	2,162,538
Santander U.S. Debt SA Unipersonal Bank Guaranteed (a)
10/07/15	3.781%	4,300,000	4,035,227

Total			37,905,681

Chemicals (2.2%)
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	13,500,000	14,976,684

Construction Machinery (1.0%)
Case New Holland, Inc.
09/01/13	7.750%	3,185,000	3,487,575
Manitowoc Co., Inc. (The)
11/01/13	7.125%	3,250,000	3,286,562

Total			6,774,137

Consumer Products (0.7%)
Clorox Co. Senior Unsecured
10/15/17	5.950%	1,550,000	1,742,670
Fortune Brands, Inc. Senior Unsecured
06/15/14	6.375%	2,714,000	2,992,508

Total			4,735,178

Electric (22.2%)
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	2,600,000	2,660,997
Arizona Public Service Co. Senior Unsecured
06/30/14	5.800%	3,672,000	4,069,891
05/15/15	4.650%	3,823,000	4,034,446
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	2,500,000	2,500,000
12/15/15	6.875%	5,800,000	6,367,768
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	900,000	1,034,597
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	3,835,000	4,198,267
Consumers Energy Co. 1st Mortgage
04/15/13	5.375%	2,206,000	2,376,793
02/15/14	6.000%	1,120,000	1,238,480
03/15/15	5.000%	2,750,000	3,045,116
08/15/16	5.500%	1,395,000	1,574,990
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	14,806,000	17,073,983
06/01/16	6.350%	500,000	562,093

See accompanying Notes to Financial Statements.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

Electric (cont.)
Dominion Resources, Inc. Senior Unsecured
08/01/33	5.250%	$5,429,000	$5,949,793
Duke Energy Carolinas LLC 1st Refunding Mortgage
01/15/18	5.250%	2,000,000	2,210,336
Duke Energy Corp. Senior Unsecured
02/01/14	6.300%	12,175,000	13,645,886
Indiana Michigan Power Co. Senior Unsecured
11/01/12	6.375%	2,500,000	2,690,077
11/15/14	5.050%	4,500,000	4,833,252
Metropolitan Edison Co. Senior Unsecured
03/15/13	4.950%	5,746,000	6,056,244
04/01/14	4.875%	1,067,000	1,119,376
Midamerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	1,385,000	1,493,315
Nevada Power Co.
01/15/15	5.875%	4,549,000	5,085,714
03/15/16	5.950%	450,000	505,590
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	3,311,000	3,596,766
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	1,200,000	1,318,216
01/15/14	4.850%	5,980,000	6,391,666
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	6,695,000	7,609,510
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	4,782,000	5,346,539
01/15/16	5.625%	6,215,000	6,989,078
Sierra Pacific Power Co.
09/01/13	5.450%	7,032,000	7,644,009
05/15/16	6.000%	3,213,000	3,642,758
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	12,335,000	13,110,910

Total			149,976,456

Entertainment (0.5%)
Speedway Motorsports, Inc.
06/01/13	6.750%	3,480,000	3,527,850

Food and Beverage (10.3%)
Anheuser-Busch InBev Worldwide, Inc. (a)
01/15/14	7.200%	13,381,000	15,426,446
Bacardi Ltd. (a)
04/01/14	7.450%	11,455,000	13,313,688
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	2,170,000	2,357,929
Constellation Brands, Inc.
12/15/14	8.375%	2,000,000	2,210,000
Del Monte Corp.
02/15/15	6.750%	3,815,000	3,900,838
Diageo Finance BV
01/15/15	3.250%	6,500,000	6,746,695
Kraft Foods, Inc. Senior Unsecured
02/09/16	4.125%	12,050,000	12,666,008
SABMiller PLC Senior Unsecured (a)
01/15/14	5.700%	11,605,000	12,892,087

Total			69,513,691

Gas Pipelines (9.4%)
Centerpoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	3,300,000	3,650,057
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%	12,807,000	14,832,965
El Paso Corp. Senior Unsecured (b)
06/15/12	7.875%	1,000,000	1,054,113
Enterprise Products Operating LLC
06/01/15	3.700%	1,960,000	2,028,132
02/01/16	3.200%	3,850,000	3,869,227
Gulfstream Natural Gas System LLC (a) Senior Unsecured
11/01/15	5.560%	100,000	109,591
06/01/16	6.950%	1,721,000	2,006,746
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/15	5.625%	1,250,000	1,379,764
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	1,435,000	1,539,421

See accompanying Notes to Financial Statements.

12  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (cont.)
Nisource Finance Corp.
03/01/13	6.150%	$500,000	$543,973
09/15/17	5.250%	10,150,000	10,754,443
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	3,111,000	3,697,144
04/15/17	5.950%	4,200,000	4,784,552
Panhandle Eastern Pipeline Co. LP Senior Unsecured
08/15/13	6.050%	5,000,000	5,392,135
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	3,800,000	3,924,613
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	3,461,000	3,995,538

Total			63,562,414

Health Care (4.7%)
AmerisourceBergen Corp.
09/15/15	5.875%	7,370,000	8,263,369
Cardinal Health, Inc. Senior Unsecured
06/15/13	5.500%	3,010,000	3,258,081
CareFusion Corp. Senior Unsecured
08/01/14	5.125%	7,710,000	8,391,410
Express Scripts, Inc.
06/15/14	6.250%	7,230,000	8,090,592
Medco Health Solutions, Inc. Senior Unsecured
09/15/15	2.750%	4,025,000	4,013,288

Total			32,016,740

Healthcare Insurance (1.2%)
UnitedHealth Group, Inc.
Senior Unsecured
08/15/14	5.000%	3,000,000	3,272,235
06/15/17	6.000%	500,000	564,042
WellPoint, Inc. Senior Unsecured
02/15/14	6.000%	2,535,000	2,817,721
06/15/17	5.875%	1,000,000	1,118,654

Total			7,772,652

Independent Energy (6.4%)
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	12,435,000	13,638,832
Chesapeake Energy Corp.
07/15/13	7.625%	2,100,000	2,307,375
Denbury Resources, Inc.
04/01/13	7.500%	2,000,000	2,020,000
EnCana Holdings Finance Corp.
05/01/14	5.800%	2,500,000	2,785,643
Forest Oil Corp.
02/15/14	8.500%	4,000,000	4,430,000
Newfield Exploration Co. Senior Subordinated Notes
09/01/14	6.625%	700,000	715,750
Nexen, Inc. Senior Unsecured
03/10/15	5.200%	4,500,000	4,803,152
05/15/17	5.650%	2,000,000	2,135,230
Woodside Finance Ltd. (a)
11/10/14	4.500%	9,675,000	10,252,841

Total			43,088,823

Integrated Energy (2.1%)
Marathon Petroleum Corp. Senior Unsecured (a)(c)
03/01/16	3.500%	14,000,000	14,128,898

Life Insurance (0.4%)
Metropolitan Life Global Funding I Senior Secured(a)
09/29/15	2.500%	2,645,000	2,610,224

Media Cable (6.1%)
CSC Holdings LLC Senior Unsecured
04/15/14	8.500%	1,000,000	1,117,500
Charter Communications Operating Capital LLC Secured (a)
04/30/12	8.000%	2,870,000	3,024,262
Comcast Cable Communications Holdings, Inc.
03/15/13	8.375%	3,897,000	4,438,071
Comcast Corp.
11/15/15	5.850%	5,000,000	5,617,280
Comcast Holdings Corp.
07/15/12	10.625%	1,000,000	1,127,432
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	8,540,000	8,453,558
DISH DBS Corp.
10/01/11	6.375%	800,000	821,000
10/01/14	6.625%	3,200,000	3,352,000

See accompanying Notes to Financial Statements.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

Media Cable (cont.)
Time Warner Cable, Inc.
04/01/14	7.500%	$6,500,000	$7,495,527
05/01/17	5.850%	2,800,000	3,118,699
Videotron Ltee
01/15/14	6.875%	2,890,000	2,929,738

Total			41,495,067

Media Non-Cable (7.9%)
BSKYB Finance UK PLC (a)
10/15/15	5.625%	8,550,000	9,564,415
NBCUniversal Media LLC Senior Unsecured (a)
04/30/15	3.650%	5,000,000	5,155,108
News America Holdings, Inc.
02/01/13	9.250%	1,610,000	1,859,769
RR Donnelley & Sons Co. Senior Unsecured
04/01/14	4.950%	8,700,000	8,955,928
05/15/15	5.500%	6,000,000	6,134,772
Rainbow National Services LLC (a)
09/01/12	8.750%	2,000,000	2,005,000
Reed Elsevier Capital, Inc.
06/15/12	4.625%	1,530,000	1,587,003
01/15/14	7.750%	4,585,000	5,276,519
TCM Sub LLC (a)
01/15/15	3.550%	12,500,000	12,925,215

Total			53,463,729

Metals (2.5%)
ArcelorMittal USA, Inc.
04/15/14	6.500%	11,605,000	12,835,908
ArcelorMittal Senior Unsecured
08/05/15	3.750%	1,665,000	1,684,635
Arch Western Finance LLC
07/01/13	6.750%	384,000	387,840
United States Steel Corp. Senior Unsecured
06/01/13	5.650%	1,825,000	1,891,156

Total			16,799,539

Non-Captive Diversified (1.0%)
General Electric Capital Corp. Senior Unsecured
11/09/15	2.250%	7,145,000	6,869,867

Oil Field Services (—%)
Weatherford International Ltd.
03/15/13	5.150%	37,000	39,198

Packaging (0.3%)
Owens-Brockway Glass Container, Inc.
12/01/14	6.750%	1,750,000	1,798,125

Railroads (1.7%)
CSX Corp. Senior Unsecured
05/01/17	5.600%	3,370,000	3,727,018
Kansas City Southern Railway
06/01/15	8.000%	3,240,000	3,499,200
Union Pacific Corp. Senior Unsecured
05/01/14	5.375%	2,200,000	2,431,651
11/15/17	5.750%	1,556,000	1,754,493

Total			11,412,362

Supermarkets (0.3%)
Kroger Co. (The)
08/15/17	6.400%	1,620,000	1,857,157

Transportation Services (1.7%)
ERAC USA Finance LLC (a)
11/15/15	5.900%	2,600,000	2,908,875
10/15/17	6.375%	7,765,000	8,830,537

Total			11,739,412

Wireless (3.6%)
Nextel Communications, Inc.
03/15/14	5.950%	5,065,000	5,071,331
Rogers Communications, Inc.
03/01/14	6.375%	8,090,000	9,155,486
Sprint Capital Corp.
03/15/12	8.375%	1,000,000	1,062,500
Vodafone Group PLC Senior Unsecured
01/30/15	5.375%	8,090,000	8,934,337

Total			24,223,654

Wirelines (5.4%)
Embarq Corp. Senior Unsecured
06/01/16	7.082%	12,200,000	13,890,017
Frontier Communications Corp. Senior Unsecured
01/15/13	6.250%	5,511,000	5,841,660
Telecom Italia Capital SA
10/01/15	5.250%	4,000,000	4,090,028

See accompanying Notes to Financial Statements.

14  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

Wirelines (cont.)
Telefonica Emisiones SAU
01/15/15	4.949%	$9,000,000	$9,434,700
Windstream Corp.
08/01/13	8.125%	2,600,000	2,860,000

Total			36,116,405

Total Corporate Bonds & Notes
(Cost: $637,447,391)			$656,403,943

U.S. Treasury Obligations (0.5%)

U.S. Treasury
12/31/15	2.125%	$3,380,000	$3,412,745

Total U.S. Treasury Obligations
(Cost: $3,404,294)			$3,412,745

	Shares	Value

Money Market Fund (1.1%)

Columbia Short-Term Cash Fund, 0.218%(d)(e)	7,267,259	$7,267,259

Total Money Market Fund
(Cost: $7,267,259)		$7,267,259

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (0.1%)

Repurchase Agreements (0.1%)
Barclays Capital, Inc. dated 01/31/11, matures 02/01/11, repurchase price $949,394(f)
	0.250%	$949,388	$949,388

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $949,388)			$949,388

Total Investments
(Cost: $649,068,332)			$668,033,335
Other Assets & Liabilities, Net			7,188,012

Net Assets			$675,221,347

Investments in Derivatives

At January 31, 2011, $1,893,650 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at January 31, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Note, 5-year	(1,419)	$(168,029,551)	April 2011	$1,873,364	$—
U.S. Treasury Note, 10-year	(341)	(41,191,736)	March 2011	878,628	—

Total				$2,751,992	$—

See accompanying Notes to Financial Statements.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $123,610,162 or 18.31% of net assets.

(b)	At January 31, 2011, security was partially or fully on loan.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Investments in affiliates during the period ended January 31, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$1,292,265	$132,771,056	$(126,796,062)	$—	$7,267,259	$8,263	$7,267,259

(e)	The rate shown is the seven-day current annualized yield at January 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.250%)
Security description	Value
United States Treasury Bill	$351,810
United States Treasury Note/Bond	616,565

Total market value of collateral securities	$968,375

See accompanying Notes to Financial Statements.

16  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

See accompanying Notes to Financial Statements.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$656,403,943	$—	$656,403,943
U.S. Treasury Obligations	3,412,745	—	—	3,412,745

Total Bonds	3,412,745	656,403,943	—	659,816,688

Other
Affiliated Money Market Fund(c)	7,267,259	—	—	7,267,259
Investments of Cash Collateral Received for Securities on Loan	—	949,388	—	949,388

Total Other	7,267,259	949,388	—	8,216,647

Investments in Securities	10,680,004	657,353,331	—	668,033,335
Derivatives(d)
Assets
Futures Contracts	2,571,992	—	—	2,571,992

Total	$13,251,996	$657,353,331	$—	$670,605,327

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

See accompanying Notes to Financial Statements.

18  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  19

Statement of Assets and Liabilities
January 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $640,851,685)	$659,816,688
Affiliated issuers (identified cost $7,267,259)	7,267,259
Investment of cash collateral received for securities on loan (identified cost $949,388)	949,388

Total investments (identified cost $649,068,332)	668,033,335
Margin deposits on future contracts	1,893,650
Receivable for:
Capital shares sold	4,950,951
Investments sold	43,094,744
Dividends	2,203
Interest	8,823,258
Reclaims	10,555
Variation margin on futures contracts	322,099
Expense reimbursement due from Investment Manager	5,433

Total assets	727,136,228

Liabilities
Due upon return of securities on loan	949,388
Payable for:
Investments purchased	33,270,309
Investments purchased on a delayed delivery basis	14,078,685
Capital shares purchased	1,778,553
Dividend distributions to shareholders	1,694,451
Investment management fees	26,577
Distribution fees	15,239
Transfer agent fees	23,583
Administration fees	3,804
Plan administration fees	11
Other expenses	74,281

Total liabilities	51,914,881

Net assets applicable to outstanding capital stock	$675,221,347

20  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Represented by
Paid-in capital	$657,043,578
Undistributed net investment income	367,098
Accumulated net realized loss	(3,906,324)
Unrealized appreciation (depreciation) on:
Investments	18,965,003
Futures contracts	2,751,992

Total — representing net assets applicable to outstanding capital stock	$675,221,347

*Value of securities on loan	$929,023

Net assets
Class A	$461,312,272
Class B	$12,075,456
Class C	$58,413,275
Class I	$142,533,474
Class R4	$538,639
Class W	$13,954
Class Z	$334,277
Shares outstanding
Class A	46,103,981
Class B	1,207,231
Class C	5,841,577
Class I	14,239,857
Class R4	53,699
Class W	1,392
Class Z	33,382
Net asset value per share
Class A(a)	$10.01
Class B	$10.00
Class C	$10.00
Class I	$10.01
Class R4	$10.03
Class W	$10.02
Class Z	$10.01

The maximum offering price per share for Class A is $10.32. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  21

Statement of Operations
Six months ended January 31, 2011 (Unaudited)

Net investment income
Income:
Interest	$13,407,723
Dividends from affiliates	8,263
Income from securities lending — net	3,379

Total income	13,419,365

Expenses:
Investment management fees	1,523,077
Distribution fees
Class A	535,743
Class B	60,483
Class C	271,336
Class W	9
Transfer agent fees
Class A	227,472
Class B	6,740
Class C	28,803
Class R4	152
Class W	4
Class Z	20
Administration fees	218,921
Plan administration fees
Class R4	687
Compensation of board members	7,699
Custodian fees	16,260
Printing and postage fees	37,001
Registration fees	67,827
Professional fees	14,836
Other	14,509

Total expenses	3,031,579
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(313,227)

Total net expenses	2,718,352

Net investment income	10,701,013

22  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$6,751,299
Futures contracts	(4,564,606)

Net realized gain	2,186,693
Net change in unrealized appreciation (depreciation) on:
Investments	(4,476,539)
Futures contracts	6,075,652

Net change in unrealized appreciation	1,599,113

Net realized and unrealized gain	3,785,806

Net increase in net assets resulting from operations	$14,486,819

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  23

Statements of Changes in Net Assets

	Six months ended	Year ended
	January 31, 2011	July 31, 2010
	(Unaudited)
Operations
Net investment income	$10,701,013	$17,972,637
Net realized gain	2,186,693	11,117,916
Net change in unrealized appreciation	1,599,113	9,941,473

Net increase in net assets resulting from operations	14,486,819	39,032,026

Distributions to shareholders from:
Net investment income
Class A	(7,161,135)	(11,212,392)
Class B	(156,300)	(388,242)
Class C	(702,849)	(1,078,872)
Class I	(2,568,587)	(5,519,660)
Class R4	(9,350)	(14,832)
Class W	(101)	(198)
Class Z	(1,022)	—

Total distributions to shareholders	(10,599,344)	(18,214,196)

Increase in net assets from capital share transactions	90,360,394	304,714,105

Total increase in net assets	94,247,869	325,531,935
Net assets at beginning of period	580,973,478	255,441,543

Net assets at end of period	$675,221,347	$580,973,478

Undistributed net investment income	$367,098	$265,429

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	January 31, 2011		Year ended
	(Unaudited)		July 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	13,162,298	131,559,509	36,041,704	350,042,663
Conversions from Class B	2,279	22,657	417,330	4,148,251
Distributions reinvested	571,764	5,720,277	982,985	9,602,398
Redemptions	(7,133,098)	(71,328,967)	(10,089,186)	(98,604,327)

Net Increase	6,603,243	65,973,476	27,352,833	265,188,985

Class B shares
Subscriptions	247,021	2,472,189	1,119,448	10,885,268
Distributions reinvested	15,516	155,120	37,647	367,326
Conversions to Class A	(2,279)	(22,657)	(417,330)	(4,148,251)
Redemptions	(216,466)	(2,167,392)	(343,521)	(3,350,216)

Net Increase	43,792	437,260	396,244	3,754,127

Class C shares
Subscriptions	1,606,703	16,063,095	4,484,206	43,470,414
Distributions reinvested	54,956	549,189	73,344	716,948
Redemptions	(784,757)	(7,844,300)	(596,975)	(5,853,354)

Net Increase	876,902	8,767,984	3,960,575	38,334,008

Class I shares
Subscriptions	1,672,788	16,727,655	1,523,884	14,850,921
Distributions reinvested	266,880	2,670,752	567,735	5,532,158
Redemptions	(455,349)	(4,552,588)	(2,400,370)	(23,372,058)

Net Increase (decrease)	1,484,319	14,845,819	(308,751)	(2,988,979)

Class R4 shares
Subscriptions	—	—	52,510	511,331
Distributions reinvested	899	9,016	1,437	14,095
Redemptions	(1,440)	(14,468)	(10,109)	(99,462)

Net Increase (decrease)	(541)	(5,452)	43,838	425,964

Class W shares
Subscriptions	879	8,734	—	—
Distributions reinvested	1	15	—	—

Net increase	880	8,749	—	—

Class Z shares
Subscriptions	33,292	331,663	—	—
Distributions reinvested	100	999	—	—
Redemptions	(10)	(104)	—	—

Net increase	33,382	332,558	—	—

Total net increase	9,041,977	90,360,394	31,444,739	304,714,105

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  25

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
Class A	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.94		$9.46	$9.34	$9.58	$9.57	$9.79

Income from investment operations:
Net investment income	.17		.38	.37	.43	.42	.37
Net realized and unrealized gain (loss) on investments	.08		.50	.10	(.27)	.02	(.21)

Total from investment operations	.25		.88	.47	.16	.44	.16

Less distributions to shareholders from:
Net investment income	(.18)		(.40)	(.35)	(.40)	(.43)	(.36)
Net realized gains	—		—	—	—	—	(.02)

Total distributions to shareholders	(.18)		(.40)	(.35)	(.40)	(.43)	(.38)

Net asset value, end of period	$10.01		$9.94	$9.46	$9.34	$9.58	$9.57

Total return	2.43%		9.40%	5.39%	1.56%	4.63%	1.73%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.96%	(b)	0.96%	1.06%	1.08%	1.11%	1.09%

Net expenses after fees waived or expenses reimbursed(c)	0.85%	(b)	0.85%	0.89%	0.89%	0.89%	0.90%

Net investment income	3.38%	(b)	3.90%	4.16%	4.45%	4.34%	3.80%

Supplemental data
Net assets, end of period (in thousands)	$461,312		$392,689	$114,937	$62,677	$61,547	$71,486

Portfolio turnover(d)	42%		101%	335%	218%	263%	328%

See accompanying Notes to Financial Highlights.

26  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

	Six months
Class B	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.94		$9.46	$9.34	$9.58	$9.57	$9.79

Income from investment operations:
Net investment income	.13		.31	.30	.36	.34	.30
Net realized and unrealized gain (loss) on investments	.07		.49	.11	(.28)	.02	(.21)

Total from investment operations	.20		.80	.41	.08	.36	.09

Less distributions to shareholders from:
Net investment income	(.14)		(.32)	(.29)	(.32)	(.35)	(.29)
Net realized gains	—		—	—	—	—	(.02)

Total distributions to shareholders	(.14)		(.32)	(.29)	(.32)	(.35)	(.31)

Net asset value, end of period	$10.00		$9.94	$9.46	$9.34	$9.58	$9.57

Total return	1.94%		8.59%	4.59%	0.80%	3.84%	1.00%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.71%	(b)	1.73%	1.82%	1.84%	1.87%	1.86%

Net expenses after fees waived or expenses reimbursed(c)	1.61%	(b)	1.61%	1.65%	1.65%	1.65%	1.66%

Net investment income	2.61%	(b)	3.18%	3.37%	3.69%	3.57%	3.02%

Supplemental data
Net assets, end of period (in thousands)	$12,075		$11,562	$7,257	$7,351	$9,671	$15,185

Portfolio turnover(d)	42%		101%	335%	218%	263%	328%

See accompanying Notes to Financial Highlights.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  27

Financial Highlights (continued)

	Six months
Class C	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.94		$9.45	$9.34	$9.57	$9.56	$9.79

Income from investment operations:
Net investment income	.13		.30	.31	.36	.35	.30
Net realized and unrealized gain (loss) on investments	.07		.51	.09	(.27)	.01	(.22)

Total from investment operations	.20		.81	.40	.09	.36	.08

Less distributions to shareholders from:
Net investment income	(.14)		(.32)	(.29)	(.32)	(.35)	(.29)
Net realized gains	—		—	—	—	—	(.02)

Total distributions to shareholders	(.14)		(.32)	(.29)	(.32)	(.35)	(.31)

Net asset value, end of period	$10.00		$9.94	$9.45	$9.34	$9.57	$9.56

Total return	1.94%		8.70%	4.48%	0.91%	3.84%	0.89%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.70%	(b)	1.71%	1.82%	1.83%	1.86%	1.86%

Net expenses after fees waived or expenses reimbursed(c)	1.60%	(b)	1.60%	1.64%	1.64%	1.64%	1.67%

Net investment income	2.62%	(b)	3.12%	3.44%	3.71%	3.59%	3.07%

Supplemental data
Net assets, end of period (in thousands)	$58,413		$49,324	$9,494	$1,600	$1,599	$1,636

Portfolio turnover(d)	42%		101%	335%	218%	263%	328%

See accompanying Notes to Financial Highlights.

28  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

	Six months
Class I	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.94		$9.46	$9.35	$9.58	$9.57	$9.79

Income from investment operations:
Net investment income	.19		.42	.41	.46	.45	.40
Net realized and unrealized gain (loss) on investments	.08		.49	.09	(.26)	.02	(.21)

Total from investment operations	.27		.91	.50	.20	.47	.19

Less distributions to shareholders from:
Net investment income	(.20)		(.43)	(.39)	(.43)	(.46)	(.39)
Net realized gains	—		—	—	—	—	(.02)

Total distributions to shareholders	(.20)		(.43)	(.39)	(.43)	(.46)	(.41)

Net asset value, end of period	$10.01		$9.94	$9.46	$9.35	$9.58	$9.57

Total return	2.61%		9.79%	5.66%	2.04%	4.99%	2.03%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.60%	(b)	0.61%	0.66%	0.67%	0.70%	0.69%

Net expenses after fees waived or expenses reimbursed(c)	0.51%	(b)	0.49%	0.53%	0.52%	0.54%	0.58%

Net investment income	3.72%	(b)	4.34%	4.50%	4.83%	4.70%	4.17%

Supplemental data
Net assets, end of period (in thousands)	$142,533		$126,852	$123,651	$105,610	$78,906	$65,611

Portfolio turnover(d)	42%		101%	335%	218%	263%	328%

See accompanying Notes to Financial Highlights.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months
Class R4	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.97		$9.49	$9.37	$9.58	$9.57	$9.79

Income from investment operations:
Net investment income	.17		.38	.44	.47	.43	.38
Net realized and unrealized gain (loss) on investments	.07		.50	.06	(.26)	.02	(.21)

Total from investment operations	.24		.88	.50	.21	.45	.17

Less distributions to shareholders from:
Net investment income	(.18)		(.40)	(.38)	(.42)	(.44)	(.37)
Net realized gains	—		—	—	—	—	(.02)

Total distributions to shareholders	(.18)		(.40)	(.38)	(.42)	(.44)	(.39)

Net asset value, end of period	$10.03		$9.97	$9.49	$9.37	$9.58	$9.57

Total return	2.35%		9.45%	5.64%	2.14%	4.82%	1.88%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.91%	(b)	0.91%	0.97%	0.98%	0.98%	0.92%

Net expenses after fees waived or expenses reimbursed(c)	0.81%	(b)	0.79%	0.74%	0.51%	0.73%	0.74%

Net investment income	3.43%	(b)	3.93%	4.81%	4.84%	4.48%	3.91%

Supplemental data
Net assets, end of period (in thousands)	$539		$541	$99	$9	$10	$10

Portfolio turnover(d)	42%		101%	335%	218%	263%	328%

See accompanying Notes to Financial Highlights.

30  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

	Six months
Class W	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010	2009	2008	2007(e)
	(Unaudited)
Net asset value, beginning of period	$9.95		$9.47	$9.36	$9.58	$9.76

Income from investment operations:
Net investment income	.16		.38	.36	.47	.27
Net realized and unrealized gain on investments	.09		.49	.10	(.30)	(.18)

Total from investment operations	.25		.87	.46	.17	.09

Less distributions to shareholders from:
Net investment income	(.18)		(.39)	(.35)	(.39)	(.27)

Net asset value, end of period	$10.02		$9.95	$9.47	$9.36	$9.58

Total return	2.41%		9.30%	5.19%	1.68%	1.00%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.98%	(b)	1.08%	1.09%	1.14%	1.12%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.87%	(b)	0.93%	0.97%	0.97%	0.97%	(b)

Net investment income	3.24%	(b)	3.92%	4.03%	4.50%	4.34%	(b)

Supplemental data
Net assets, end of period (in thousands)	$14		$5	$5	$5	$5

Portfolio turnover(d)	42%		101%	335%	218%	263%

See accompanying Notes to Financial Highlights.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months
Class Z	ended Jan. 31,
Per share data	2011
	(Unaudited)(f)
Net asset value, beginning of period	$10.05

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain on investments(g)	(.04)

Total from investment operations	.08

Less distributions to shareholders from:
Net investment income	(.12)

Net asset value, end of period	$10.01

Total return	0.84%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.66%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.58%	(b)

Net investment income	3.59%	(b)

Supplemental data
Net assets, end of period (in thousands)	$334

Portfolio turnover	42%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.
(e)	For the period from December 1, 2006 (when shares became available) to July 31, 2007.
(f)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.
(g)	Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
January 31, 2011 (Unaudited)

Note 1. Organization

Columbia Limited Duration Credit Fund (the Fund), a series of RiverSource Bond Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. On February 15, 2011, shareholders approved a proposal to reorganize the Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to

34  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. and foreign exchanges to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract

36  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

Fair values of derivative instruments at January 31, 2011

	Asset derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	$2,751,992	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(4,564,606)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$6,075,652

Volume of Derivative Activity
Futures
The gross notional amount of short contracts outstanding was approximately $209.2 million at January 31, 2011. The monthly average gross notional amount

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

for short contracts was $202.4 million for the six months ended January 31, 2011. The fair value of such contracts at January 31, 2011 is set forth in the table above.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

38  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses
General expenses of the Corporation are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The management fee for the six months ended January 31, 2011 was 0.48% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended January 31, 2011 was 0.07% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

40  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2011, other expenses paid to this company were $1,251.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R4 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended January 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.11
Class C	0.11
Class R4	0.06
Class W	0.11
Class Z	0.06

Class I shares do not pay transfer agent fees.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $575,000 and $406,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $305,999 for Class A, $2,608 for Class B and $8,888 for Class C for the six months ended January 31, 2011.

42  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended January 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	0.85%
Class B	1.61
Class C	1.60
Class I	0.51
Class R4	0.81
Class W	0.87
Class Z	0.58

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$28,046
Class B	944
Class C	3,567
Class R4	18

The management fees waived/reimbursed at the Fund level were $280,652.

Under an agreement which was effective until September 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.61
Class C	1.60
Class I	0.49
Class R4	0.79
Class W	0.94

Effective October 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until September 30, 2011, unless sooner terminated at the sole discretion of the Board,

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class’ average daily net assets:

Class A	0.86%
Class B	1.61
Class C	1.61
Class I	0.52
Class R4	0.82
Class W	0.86
Class Z	0.61

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $351,024,936 and $260,890,641, respectively, for the six months ended January 31, 2011.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At January 31, 2011, securities valued at $929,023 were on loan, secured by cash collateral of $949,388 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also

44  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I and Class Z shares.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders,

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended January 31, 2011.

Note 9. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At January 31, 2011, the cost of investments for federal income tax purposes was approximately $649,068,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,002,000
Unrealized depreciation	(2,037,000)

Net unrealized appreciation	$18,965,000

The following capital loss carryforward, determined as of July 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$2,206,552
2017	825,807
2018	4,896,866

Total	$7,929,225

46  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2010, post-October losses of $1,342,536 attributed to security transactions were deferred to August 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryfoward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required

48  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  49

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Board of Directors (the Board) of Columbia Limited Duration Credit Fund (the Fund) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement). The IMS Agreement was also approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission for RiverSource Bond Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

50  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

Columbia Limited Duration Credit Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

1. To elect directors to the Board.*

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	2,186,379,355.290	34,892,365.544	0.00	0.00
02.	Edward J. Boudreau, Jr.	2,186,614,528.748	34,657,192.085	0.00	0.00
03.	Pamela G. Carlton	2,186,716,623.628	34,555,097.206	0.00	0.00
04.	William P. Carmichael	2,185,499,039.239	35,772,681.595	0.00	0.00
05.	Patricia M. Flynn	2,186,763,056.011	34,508,664.823	0.00	0.00
06.	William A. Hawkins	2,186,124,625.269	35,147,095.564	0.00	0.00
07.	R. Glenn Hilliard	2,185,463,523.984	35,808,196.849	0.00	0.00
08.	Stephen R. Lewis, Jr.	2,186,294,661.114	34,977,059.720	0.00	0.00
09.	John F. Maher	2,186,240,201.535	35,031,519.299	0.00	0.00
10.	John J. Nagorniak	2,186,262,362.655	35,009,358.179	0.00	0.00
11.	Catherine James Paglia	2,186,414,141.089	34,857,579.744	0.00	0.00
12.	Leroy C. Richie	2,186,068,461.396	35,203,259.438	0.00	0.00
13.	Anthony M. Santomero	2,186,304,583.210	34,967,137.624	0.00	0.00
14.	Minor M. Shaw	2,186,375,953.917	34,895,766.916	0.00	0.00
15.	Alison Taunton-Rigby	2,186,156,052.835	35,115,667.999	0.00	0.00
16.	William F. Truscott	2,186,310,038.954	34,961,681.879	0.00	0.00

2. To approve the proposed amendment to the Articles of Incorporation of RiverSource Bond Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
2,162,628,445.133	25,906,313.878	32,736,796.413	165.410

Proposal 3. To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
407,402,255.461	9,506,456.994	11,576,971.971	171,166,444.280

COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT  51

Results of Meeting of Shareholders (continued)

Proposal 4. To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
405,513,882.294	11,494,657.707	11,477,144.425	171,166,444.280

*	All dollars of RiverSource Bond Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

52  COLUMBIA LIMITED DURATION CREDIT FUND — 2011 SEMIANNUAL REPORT

Columbia Limited Duration Credit Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6276 J (4/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		RiverSource Bond Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	March 23, 2011